As filed with the U.S. Securities and Exchange Commission on August 12, 2026
File No. 333-195493
File No. 811-22961

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]
Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No.	639	[X]
	and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X]
Amendment No.	642	[X]
EA Series Trust
(Exact Name of Registrant as Specified in Charter)
3803 West Chester Pike, Suite 150
Newtown Square, PA 19073
(Address of Principal Executive Offices, Zip Code)
(215) 330-4476
(Registrant’s Telephone Number, including Area Code)
 Michael D. Barolsky
3803 West Chester Pike, Suite 150
Newtown Square, PA 19073
(Name and Address of Agent for Service)
 Copy to:
Karen Aspinall, Esq.
Practus, LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211
Approximate Date of Proposed Public Offering: As soon as practical after the effective date of this Registration Statement
It is proposed that this filing will become effective

[X]	immediately upon filing pursuant to paragraph (b)
[ ]	on _____________ pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on _______________ pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on _______________ pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus

August 12, 2026

Sequoia Select Equity Income ETF	Ticker Symbol: SFEI
Sequoia Select Large Core ETF	Ticker Symbol: SFLC
Sequoia Select Large Growth ETF	Ticker Symbol: SFLG
Sequoia Select SMID ETF	Ticker Symbol: SFSM
Sequoia Select Global Equity ETF	Ticker Symbol: SFGS
each of the above listed on NYSE Arca, Inc.

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Sequoia Select Equity Income ETF
Fund Summary
INVESTMENT OBJECTIVE
The Sequoia Select Equity Income ETF (the “Fund”) seeks to provide income and capital appreciation.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the table or example.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.39%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.00%
Total Annual Fund Operating Expenses	0.39%
1 Estimated for the current fiscal year.
EXAMPLE
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 for the time periods indicated and then hold or sell all of your Shares at the end of those periods. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year:	Three Years:
$40	$125
PORTFOLIO TURNOVER
The Fund may pay transaction costs, including commissions when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. As of the date of this Prospectus, the Fund has not yet commenced operations and portfolio turnover data therefore is not available.
PRINCIPAL INVESTMENT STRATEGIES
The Fund is an actively managed exchange‑traded fund (“ETF”) that invests primarily in dividend-paying equity securities selected by Sequoia Financial Group, LLC (the “Sub‑Adviser”). The Sub-Adviser selects large capitalization U.S. equity securities by employing a disciplined hybrid investment process that integrates a top-down, macroeconomic outlook — incorporating assessments of monetary policy, fiscal policy, and economic indicators — with fundamental, bottom-up analysis of industries and companies. The top-down and bottom-up analyses aim to identify the sectors, industries, and companies expected to benefit from long-term, multi-year investment growth themes identified by the Sub-Adviser.
The long‑term investment themes identified by the Sub-Adviser are generally expected to remain relevant for approximately three to five years. Examples of these themes include: artificial intelligence, defense & space, online advertising, and energy transition. These themes are intentionally broad to accommodate new dynamics related to a theme. Over time, older themes mature and are deemphasized, while newer themes are identified and gradually become more significant to the Fund.
The Sub-Adviser screens a universe of U.S.-listed large‑capitalization companies (typically those with a market capitalization greater than $20 billion) and real estate investment trusts (“REITs”) to identify investment candidates based on their competitive positioning (e.g., a company’s products or services relative to its peers or regulatory barriers to entry), revenue and margin drivers, return characteristics, and capital allocation practices, along with their historic sensitivity to the factors driving the themes and exposures identified by the Sub-Adviser. The Sub-Adviser expects that companies included in the Fund will pay a dividend and will generally be classified as value companies (i.e., companies that are selling at a discount to their intrinsic value).
When assessing a company, the Sub-Adviser considers a number of valuation metrics, such as a company’s forward price-to-earnings (P/Es), price/earnings-to-growth ratio (PEG), price-to sales ratio (P/S), free cash flow (FCF) yield, and dividend yield. In addition, the
1

Sub-Adviser also considers the durability of a company’s competitive position by considering an array of factors, such as unique/patent protected intellectual property, research & development and technology investment levels, and human capital talent/experience. This process is designed to take the information obtained from the company-specific bottom-up analysis and identify those companies that are selling at reasonable valuations when compared to their intrinsic valuations. The Sub-Adviser defines the “intrinsic value” of a company as what the business is or could be worth based on profits, assets, and future cash flows. When determining a company’s intrinsic value, the Sub-Adviser may use a variety of valuation methodologies, including comparative company valuations, discounted cash flows, sum-of-the-parts, and/or leveraged buyout analyses.
In addition to the Fund’s individual equity strategy, the Fund may invest in other ETFs for their ability to represent companies of a certain market capitalization, a particular sector (e.g., information technology companies), or a subset of an asset class (e.g., small cap value companies), or based on factors such as their risk adjusted return, alpha, style (e.g., growth or value). The Fund’s investments in other ETFs may include ETFs that are affiliated (i.e., that have the same investment adviser or sub-adviser), ETFs that use a variety of strategies, and ETFs that are actively-managed or index-based strategies.
The Sub-Adviser initiates individual equity positions for the Fund at a weight up to 4% of the portfolio, and positions are generally capped at 12% of the portfolio on an ongoing basis. The position sizes are subject to change based on the Sub-Adviser’s discretion.
While it is anticipated that the Fund will invest across a range of industries, certain sectors may be overweight compared to others because the Sub-Adviser seeks the best investment opportunities regardless of sector. The Sub-Adviser seeks to maintain relatively low turnover consistent with its multi‑year thematic approach.
Securities may be sold due to deterioration in company fundamentals, reduced profitability, dividend impairment (e.g., dividend cut or risk of dividend cut, reduction in free cash flows), valuation levels that are considered full relative to peers or historical ranges, adverse macroeconomic developments, or changes in the long‑term themes supporting the original investment rationale.
The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities.
PRINCIPAL INVESTMENT RISKS
An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective. An investor may lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. More complete risk descriptions are set forth below under the heading “Additional Information About the Funds’ Principal Investment Risks.”
Large-Capitalization Companies Risk. Large-capitalization companies may trail the returns of the overall stock market. Large-capitalization stocks tend to go through cycles of doing better - or worse - than the stock market in general. These periods have, in the past, lasted for as long as several years. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.
Risk of Investing in the U.S. Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.
Investment Risk. When you sell your Shares, they could be worth less than what you paid for them. The Fund could lose money due to short-term market movements and over longer periods during market downturns. Securities may decline in value due to factors affecting securities markets generally or particular asset classes or industries represented in the markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security. Geopolitical and other risks, including war, terrorism, trade disputes, political or economic dysfunction within some nations, public health crises, and environmental disasters such as earthquakes, fire, and floods, may add to instability in world economies and volatility in markets generally. Changes in trade policies and international trade agreements could affect the economies of many countries in unpredictable ways. The value of a security may also decline due to factors that affect a particular industry or group of industries. During a general downturn in the securities markets, multiple asset classes may be negatively affected. Therefore, you may lose money by investing in the Fund.
Non-Diversification Risk. Because the Fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may result in greater fluctuation in the value of the Shares and greater risk of loss.
Equity Investing Risk. An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline
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generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.
Value Investing Risk. Securities issued by companies that may be perceived as undervalued may be appropriately valued. Value securities may fail to appreciate for long periods of time or may never realize their full potential value. In addition, the Fund’s ability to realize any benefits of investing in value securities may depend on the Fund’s ability to stay invested until the market’s perception of such securities change. Value securities have generally performed better than non-value securities during periods of economic recovery (although there is no assurance that they will continue to do so). Value securities may go in and out of favor over time.
Dividend-Paying Securities Risk. Investment in dividend-paying securities could cause the Fund to underperform similar funds that invest without consideration of a company’s track record of paying dividends. Securities of companies with a history of paying dividends may not participate in a broad market advance to the same degree as most other securities, and a sharp rise in interest rates or economic downturn could cause a company to unexpectedly reduce or eliminate its dividend. There is no guarantee that the issuers of the securities held by the Fund will declare dividends in the future or that, if declared, they will remain at their current levels or increase over time.
ETF Risks.
•Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
•Premium-Discount Risk. The Shares may trade above or below their net asset value (“NAV”). The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on NYSE Arca, Inc. (the “Exchange”) or other securities exchanges. The trading price of Shares may deviate significantly from NAV during periods of market volatility or limited trading activity in Shares. In addition, you may incur the cost of the “spread,” that is, any difference between the bid price and the ask price of the Shares.
•Cost of Trading Risk. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares.
•Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of its underlying portfolio holdings, which can be less liquid than Shares, potentially causing the market price of Shares to deviate from its NAV. The spread varies over time for Shares of the Fund based on the Fund’s trading volume and market liquidity and is generally lower if the Fund has high trading volume and market liquidity, and higher if the Fund has little trading volume and market liquidity (which is often the case for funds that are newly launched or small in size).
Sector Risk. Companies with similar characteristics may be grouped together into broad categories called sectors. A certain sector may underperform other sectors or the market as a whole. As the Sub-Adviser allocates more of the Fund’s portfolio holdings to a particular sector, the Fund’s performance will be more susceptible to any economic, business or other developments which generally affect that sector.
Management Risk. The Fund is actively managed and may not meet its investment objective based on the Adviser’s, Sub-Adviser’s, or portfolio manager’s success or failure to implement investment strategies for the Fund. The success of the Fund’s investment program depends largely on the investment techniques and risk analyses applied by the Adviser, Sub-Adviser, and the portfolio manager and the skill of the Adviser, Sub-Adviser, and/or portfolio manager in evaluating, selecting, and monitoring the Fund’s assets. The Fund could experience losses (realized and unrealized) if the judgment of the Adviser, Sub-Adviser, or portfolio manager about markets or sectors or the attractiveness of particular investments made for the Fund’s portfolio prove to be incorrect. It is possible the investment techniques and risk analyses employed on behalf of the Fund will not produce the desired results. Absent unusual circumstances (e.g., the Adviser determines a different security has higher liquidity but offers a similar investment profile as a recommended security), the Adviser will generally follow the Sub-Adviser’s investment recommendations to buy, hold, and sell securities and financial instruments.
3

Real Estate Investment Risk. The Fund’s investments in real estate companies and companies related to the real estate industry subject the Fund to risks associated with the direct ownership of real estate securities. These risks include, among others: declines in the value of (or income generated by) real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds or other limits to accessing the credit or capital markets; defaults by borrowers or tenants, particularly during an economic downturn; and changes in interest rates.
REITs Risk. In addition to the risks associated with investing in securities of real estate companies and real estate related companies, REITs are subject to certain additional risks. Equity REITs may be affected by changes in the value of the underlying properties owned by the trusts. Mortgage REITs are exposed to risks associated with changes in interest rates, changes in credit spreads, and declines in real estate values. Debt investments are also subject to loss in value due to high or sustained inflation because the debt could be paid back in significantly depreciated currency. Further, REITs are dependent upon specialized management skills and cash flows, and may have investments in relatively few properties, or in a small geographic area or a single property type. Failure of a company to qualify as a REIT under federal tax law may have adverse consequences to the Fund. In addition, REITs have their own expenses, and the Fund will bear a proportionate share of those expenses. The value of a REIT may be affected by changes in interest rates.
Risk of Investing in Other ETFs. Because the Fund may invest in other ETFs, the Fund’s investment performance is impacted by the investment performance of the selected underlying ETFs. An investment in the Fund is subject to the risks associated with the ETFs that then-currently comprise the Fund’s portfolio. At times, certain of the segments of the market represented by the Fund’s underlying ETFs may be out of favor and underperform other segments. The Fund will indirectly pay a proportional share of the expenses of the underlying ETFs in which it invests (including operating expenses and management fees).
New Fund Risk. The Fund is a recently organized investment company with no operating history. As a result, prospective investors have no track record or history on which to base their investment decision. There can be no assurance that the Fund will grow to or maintain an economically viable size.
In-Kind Contribution Risk. At its launch, the Fund expects to acquire a material amount of assets through one or more in-kind contributions that are intended to qualify as tax-deferred transactions governed by Section 351 of the Code. If one or more of the in-kind contributions were to fail to qualify for tax-deferred treatment, then the Fund would not take a carryover tax basis in the applicable contributed assets and would not benefit from a tacked holding period in those assets. This could cause the Fund to incorrectly calculate and report to shareholders the amount of gain or loss recognized and/or the character of gain or loss (e.g., as long-term or short-term) on the subsequent disposition of such assets.
PERFORMANCE
Performance information is not provided below because the Fund has not yet been in operation for one full calendar year. When provided, the information will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance. Past performance does not necessarily indicate how the Fund will perform in the future. Updated performance information will be available at https://etf.sequoia-financial.com.
INVESTMENT ADVISER & INVESTMENT SUB-ADVISER

Investment Adviser:	Empowered Funds, LLC dba EA Advisers (the “Adviser”)
Investment Sub-Adviser:	Sequoia Financial Group, LLC (the “Sub-Adviser”)
PORTFOLIO MANAGER
Patrick A. Snell, CFA, CAIA, Vice President, Portfolio Manager of the Sub-Adviser, is the person primarily responsible for the day-to-day management of the Fund. Mr. Snell has served as portfolio manager of the Fund since inception.
PURCHASE AND SALE OF SHARES
Individual Shares are listed on a national securities exchange and may only be purchased and sold in the secondary market through a broker-dealer at a market price. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (at a “premium”) or less than NAV (at a “discount”). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying and selling Shares in the secondary market (the “bid/ask spread”).
4

TAX INFORMATION
The Fund’s distributions generally are taxable to you as ordinary income, capital gain, or some combination of both, unless your investment is made through an Individual Retirement Account (“IRA”) or other tax-advantaged account. However, subsequent withdrawals from such a tax-advantaged account may be subject to U.S. federal income tax. You should consult your own tax advisor about your specific tax situation.
PURCHASES THROUGH BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase Shares through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend Shares over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
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Sequoia Select Large Core ETF
Fund Summary
INVESTMENT OBJECTIVE
The Sequoia Select Large Core ETF (the “Fund”) seeks to provide income and capital appreciation.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the table or example.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.39%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.00%
Total Annual Fund Operating Expenses	0.39%
1 Estimated for the current fiscal year.
EXAMPLE
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 for the time periods indicated and then hold or sell all of your Shares at the end of those periods. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year:	Three Years:
$40	$125
PORTFOLIO TURNOVER
The Fund may pay transaction costs, including commissions when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. As of the date of this Prospectus, the Fund has not yet commenced operations and portfolio turnover data therefore is not available.
PRINCIPAL INVESTMENT STRATEGIES
The Fund is an actively managed exchange‑traded fund (“ETF”) that invests primarily in equity securities selected by Sequoia Financial Group, LLC (the “Sub‑Adviser”). The Sub-Adviser selects large capitalization U.S. equity securities by employing a disciplined hybrid investment process that integrates a top-down, macroeconomic outlook — incorporating assessments of monetary policy, fiscal policy, and economic indicators — with fundamental, bottom-up analysis of industries and companies. The top-down and bottom-up analyses aim to identify the sectors, industries, and companies expected to benefit from long-term, multi-year investment growth themes identified by the Sub-Adviser.
The long‑term investment themes identified by the Sub-Adviser are generally expected to remain relevant for approximately three to five years. Examples of these themes include: artificial intelligence, defense & space, online advertising, and energy transition. These themes are intentionally broad to accommodate new dynamics related to a theme. Over time, older themes mature and are deemphasized, while newer themes are identified and gradually become more significant to the Fund.
The Sub-Adviser screens a universe of U.S.-listed large‑capitalization companies (typically those with a market capitalization greater than $25 billion) and real estate investment trusts (“REITs”) to identify investment candidates based on their competitive positioning (e.g., a company’s products or services relative to its peers or regulatory barriers to entry), revenue and margin drivers, return characteristics, and capital allocation practices, along with their historic sensitivity to the factors driving the themes and exposures identified by the Sub-Adviser. The Sub-Adviser generally expects that companies included in the Fund will pay a dividend, and the Fund may include both value companies (i.e., companies that are selling at a discount to their intrinsic value) and growth companies (i.e., companies expected by consensus estimates to generate 8% or greater average annual earnings growth over the next 24 months).
6

When assessing a company, the Sub-Adviser considers a number of valuation metrics, such as a company’s forward price-to-earnings (P/Es), price/earnings-to-growth ratio (PEG), price-to sales ratio (P/S), free cash flow (FCF) yield, and dividend yield. In addition, the Sub-Adviser also considers the durability of a company’s competitive position by considering an array of factors, such as unique/patent protected intellectual property, research & development and technology investment levels, and human capital talent/experience. This process is designed to take the information obtained from the company-specific bottom-up analysis and identify those companies that are selling at reasonable valuations when compared to their intrinsic valuations. The Sub-Adviser defines the “intrinsic value” of a company as what the business is or could be worth based on profits, assets, and future cash flows. When determining a company’s intrinsic value, the Sub-Adviser may use a variety of valuation methodologies, including comparative company valuations, discounted cash flows, sum-of-the-parts, and/or leveraged buyout analyses.
In addition to the Fund’s individual equity strategy, the Fund may invest in other ETFs for their ability to represent companies of a certain market capitalization, a particular sector (e.g., information technology companies), or a subset of an asset class (e.g., small cap value companies), or based on factors such as their risk adjusted return, alpha, style (e.g., growth or value). The Fund’s investments in other ETFs may include ETFs that are affiliated (i.e., that have the same investment adviser or sub-adviser), ETFs that use a variety of strategies, and ETFs that are actively-managed or index-based strategies.
The Sub-Adviser initiates individual equity positions for the Fund at a weight up to 4% of the portfolio, and positions are generally capped at 12% of the portfolio on an ongoing basis. The position sizes are subject to change based on the Sub-Adviser’s discretion.
While it is anticipated that the Fund will invest across a range of industries, certain sectors may be overweight compared to others because the Sub-Adviser seeks the best investment opportunities regardless of sector. The Sub-Adviser seeks to maintain relatively low turnover consistent with its multi‑year thematic approach.
Securities may be sold due to deterioration in company fundamentals, reduced profitability, dividend impairment (e.g., dividend cut or risk of dividend cut, reduction in free cash flows), valuation levels that are considered full relative to peers or historical ranges, adverse macroeconomic developments, or changes in the long‑term themes supporting the original investment rationale.
The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in large capitalization companies.
PRINCIPAL INVESTMENT RISKS
An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective. An investor may lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. More complete risk descriptions are set forth below under the heading “Additional Information About the Funds’ Principal Investment Risks.”
Large-Capitalization Companies Risk. Large-capitalization companies may trail the returns of the overall stock market. Large-capitalization stocks tend to go through cycles of doing better - or worse - than the stock market in general. These periods have, in the past, lasted for as long as several years. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.
Risk of Investing in the U.S. Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.
Investment Risk. When you sell your Shares, they could be worth less than what you paid for them. The Fund could lose money due to short-term market movements and over longer periods during market downturns. Securities may decline in value due to factors affecting securities markets generally or particular asset classes or industries represented in the markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security. Geopolitical and other risks, including war, terrorism, trade disputes, political or economic dysfunction within some nations, public health crises, and environmental disasters such as earthquakes, fire, and floods, may add to instability in world economies and volatility in markets generally. Changes in trade policies and international trade agreements could affect the economies of many countries in unpredictable ways. The value of a security may also decline due to factors that affect a particular industry or group of industries. During a general downturn in the securities markets, multiple asset classes may be negatively affected. Therefore, you may lose money by investing in the Fund.
Non-Diversification Risk. Because the Fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may result in greater fluctuation in the value of the Shares and greater risk of loss.
7

Equity Investing Risk. An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.
Growth Stock Investment Risk. Growth-oriented common stocks may involve larger price swings and greater potential for loss than other types of investments. Growth stocks tend to trade at a premium when analyzed using traditional valuation metrics such as price-to-earnings ratio and price-to-book ratio. Due to this premium valuation, growth stocks tend to be more susceptible to big price swings. In bull markets, they tend to rise at a much faster pace than the overall market, and they tend to decline at a more rapid rate in bear markets.
Value Investing Risk. Securities issued by companies that may be perceived as undervalued may be appropriately valued. Value securities may fail to appreciate for long periods of time or may never realize their full potential value. In addition, the Fund’s ability to realize any benefits of investing in value securities may depend on the Fund’s ability to stay invested until the market’s perception of such securities change. Value securities have generally performed better than non-value securities during periods of economic recovery (although there is no assurance that they will continue to do so). Value securities may go in and out of favor over time.
Dividend-Paying Securities Risk. Investment in dividend-paying securities could cause the Fund to underperform similar funds that invest without consideration of a company’s track record of paying dividends. Securities of companies with a history of paying dividends may not participate in a broad market advance to the same degree as most other securities, and a sharp rise in interest rates or economic downturn could cause a company to unexpectedly reduce or eliminate its dividend. There is no guarantee that the issuers of the securities held by the Fund will declare dividends in the future or that, if declared, they will remain at their current levels or increase over time.
ETF Risks.
•Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
•Premium-Discount Risk. The Shares may trade above or below their net asset value (“NAV”). The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on NYSE Arca, Inc. (the “Exchange”) or other securities exchanges. The trading price of Shares may deviate significantly from NAV during periods of market volatility or limited trading activity in Shares. In addition, you may incur the cost of the “spread,” that is, any difference between the bid price and the ask price of the Shares.
•Cost of Trading Risk. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares.
•Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of its underlying portfolio holdings, which can be less liquid than Shares, potentially causing the market price of Shares to deviate from its NAV. The spread varies over time for Shares of the Fund based on the Fund’s trading volume and market liquidity and is generally lower if the Fund has high trading volume and market liquidity, and higher if the Fund has little trading volume and market liquidity (which is often the case for funds that are newly launched or small in size).
Real Estate Investment Risk. The Fund’s investments in real estate companies and companies related to the real estate industry subject the Fund to risks associated with the direct ownership of real estate securities. These risks include, among others: declines in the value of (or income generated by) real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds or other limits to accessing the credit or capital markets; defaults by borrowers or tenants, particularly during an economic downturn; and changes in interest rates.
REITs Risk. In addition to the risks associated with investing in securities of real estate companies and real estate related companies, REITs are subject to certain additional risks. Equity REITs may be affected by changes in the value of the underlying properties
8

owned by the trusts. Mortgage REITs are exposed to risks associated with changes in interest rates, changes in credit spreads, and declines in real estate values. Debt investments are also subject to loss in value due to high or sustained inflation because the debt could be paid back in significantly depreciated currency. Further, REITs are dependent upon specialized management skills and cash flows, and may have investments in relatively few properties, or in a small geographic area or a single property type. Failure of a company to qualify as a REIT under federal tax law may have adverse consequences to the Fund. In addition, REITs have their own expenses, and the Fund will bear a proportionate share of those expenses. The value of a REIT may be affected by changes in interest rates.
Sector Risk. Companies with similar characteristics may be grouped together into broad categories called sectors. A certain sector may underperform other sectors or the market as a whole. As the Sub-Adviser allocates more of the Fund’s portfolio holdings to a particular sector, the Fund’s performance will be more susceptible to any economic, business or other developments which generally affect that sector.
Management Risk. The Fund is actively managed and may not meet its investment objective based on the Adviser’s, Sub-Adviser’s, or portfolio manager’s success or failure to implement investment strategies for the Fund. The success of the Fund’s investment program depends largely on the investment techniques and risk analyses applied by the Adviser, Sub-Adviser, and the portfolio manager and the skill of the Adviser, Sub-Adviser, and/or portfolio manager in evaluating, selecting, and monitoring the Fund’s assets. The Fund could experience losses (realized and unrealized) if the judgment of the Adviser, Sub-Adviser, or portfolio manager about markets or sectors or the attractiveness of particular investments made for the Fund’s portfolio prove to be incorrect. It is possible the investment techniques and risk analyses employed on behalf of the Fund will not produce the desired results. Absent unusual circumstances (e.g., the Adviser determines a different security has higher liquidity but offers a similar investment profile as a recommended security), the Adviser will generally follow the Sub-Adviser’s investment recommendations to buy, hold, and sell securities and financial instruments.
Risk of Investing in Other ETFs. Because the Fund may invest in other ETFs, the Fund’s investment performance is impacted by the investment performance of the selected underlying ETFs. An investment in the Fund is subject to the risks associated with the ETFs that then-currently comprise the Fund’s portfolio. At times, certain of the segments of the market represented by the Fund’s underlying ETFs may be out of favor and underperform other segments. The Fund will indirectly pay a proportional share of the expenses of the underlying ETFs in which it invests (including operating expenses and management fees).
New Fund Risk. The Fund is a recently organized investment company with no operating history. As a result, prospective investors have no track record or history on which to base their investment decision. There can be no assurance that the Fund will grow to or maintain an economically viable size.
In-Kind Contribution Risk. At its launch, the Fund expects to acquire a material amount of assets through one or more in-kind contributions that are intended to qualify as tax-deferred transactions governed by Section 351 of the Code. If one or more of the in-kind contributions were to fail to qualify for tax-deferred treatment, then the Fund would not take a carryover tax basis in the applicable contributed assets and would not benefit from a tacked holding period in those assets. This could cause the Fund to incorrectly calculate and report to shareholders the amount of gain or loss recognized and/or the character of gain or loss (e.g., as long-term or short-term) on the subsequent disposition of such assets.
PERFORMANCE
Performance information is not provided below because the Fund has not yet been in operation for one full calendar year. When provided, the information will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance. Past performance does not necessarily indicate how the Fund will perform in the future. Updated performance information will be available at https://etf.sequoia-financial.com.
INVESTMENT ADVISER & INVESTMENT SUB-ADVISER

Investment Adviser:	Empowered Funds, LLC dba EA Advisers (the “Adviser”)
Investment Sub-Adviser:	Sequoia Financial Group, LLC (the “Sub-Adviser”)
PORTFOLIO MANAGER
Patrick A. Snell, CFA, CAIA, Vice President, Portfolio Manager of the Sub-Adviser, is the person primarily responsible for the day-to-day management of the Fund. Mr. Snell has served as portfolio manager of the Fund since inception.
9

PURCHASE AND SALE OF SHARES
Individual Shares are listed on a national securities exchange and may only be purchased and sold in the secondary market through a broker-dealer at a market price. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (at a “premium”) or less than NAV (at a “discount”). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying and selling Shares in the secondary market (the “bid/ask spread”).
TAX INFORMATION
The Fund’s distributions generally are taxable to you as ordinary income, capital gain, or some combination of both, unless your investment is made through an Individual Retirement Account (“IRA”) or other tax-advantaged account. However, subsequent withdrawals from such a tax-advantaged account may be subject to U.S. federal income tax. You should consult your own tax advisor about your specific tax situation.
PURCHASES THROUGH BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase Shares through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend Shares over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
10

Sequoia Select Large Growth ETF
Fund Summary
INVESTMENT OBJECTIVE
The Sequoia Select Large Growth ETF (the “Fund”) seeks to achieve capital appreciation.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the table or example.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.39%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.00%
Total Annual Fund Operating Expenses	0.39%
1 Estimated for the current fiscal year.
EXAMPLE
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 for the time periods indicated and then hold or sell all of your Shares at the end of those periods. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year:	Three Years:
$40	$125
PORTFOLIO TURNOVER
The Fund may pay transaction costs, including commissions when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. As of the date of this Prospectus, the Fund has not yet commenced operations and portfolio turnover data therefore is not available.
PRINCIPAL INVESTMENT STRATEGIES
The Fund is an actively managed exchange‑traded fund (“ETF”) that invests primarily in growth equity securities selected by Sequoia Financial Group, LLC (the “Sub‑Adviser”). The Sub-Adviser selects large capitalization U.S. equity securities by employing a disciplined hybrid investment process that integrates a top-down, macroeconomic outlook — incorporating assessments of monetary policy, fiscal policy, and economic indicators — with fundamental, bottom-up analysis of industries and companies. The top-down and bottom-up analyses aim to identify the sectors, industries, and companies expected to benefit from long-term, multi-year investment growth themes identified by the Sub-Adviser.
The long‑term investment themes identified by the Sub-Adviser are generally expected to remain relevant for approximately three to five years. Examples of these themes include: artificial intelligence, defense & space, online advertising, and energy transition. These themes are intentionally broad to accommodate new dynamics related to a theme. Over time, older themes mature and are deemphasized, while newer themes are identified and gradually become more significant to the Fund.
The Sub-Adviser screens a universe of U.S.-listed large‑capitalization companies (typically those with a market capitalization greater than $25 billion) and real estate investment trusts (“REITs”) to identify investment candidates based on their competitive positioning (e.g., a company’s products or services relative to its peers or regulatory barriers to entry), revenue and margin drivers, return characteristics, and capital allocation practices, along with their historic sensitivity to the factors driving the themes and exposures identified by the Sub-Adviser.
When assessing a company, the Sub-Adviser considers a number of valuation metrics, such as a company’s forward price-to-earnings (P/Es), price/earnings-to-growth ratio (PEG), price-to sales ratio (P/S), free cash flow (FCF) yield, and dividend yield. In addition, the Sub-Adviser also considers the durability of a company’s competitive position by considering an array of factors, such as unique/
11

patent protected intellectual property, research & development and technology investment levels, and human capital talent/experience. This process is designed to take all the information obtained from the company-specific bottom-up analysis and identify those companies that offer the highest long-term growth potential — typically companies expected based on consensus estimates to generate 8% or greater average annual earnings growth over the next 24 months.
In addition to the Fund’s individual equity strategy, the Fund may invest in other ETFs for their ability to represent companies of a certain market capitalization, a particular sector (e.g., information technology companies), or a subset of an asset class (e.g., small cap value companies), or based on factors such as their risk adjusted return, alpha, style (e.g., growth or value). The Fund’s investments in other ETFs may include ETFs that are affiliated (i.e., that have the same investment adviser or sub-adviser), ETFs that use a variety of strategies, and ETFs that are actively-managed or index-based strategies.
The Sub-Adviser initiates individual equity positions for the Fund at a weight up to 4% of the portfolio, and positions are generally capped at 12% of the portfolio on an ongoing basis. The position sizes are subject to change based on the Sub-Adviser’s discretion.
While it is anticipated that the Fund will invest across a range of industries, certain sectors may be overweight compared to others because the Sub-Adviser seeks the best investment opportunities regardless of sector. The Sub-Adviser seeks to maintain relatively low turnover consistent with its multi‑year thematic approach.
Securities may be sold due to deterioration in company fundamentals, reduced profitability (including material declines in free cash flow), valuation levels that are considered full relative to peers or historical ranges, adverse macroeconomic developments, or changes in the long‑term themes supporting the original investment rationale.
The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in large capitalization growth companies.
PRINCIPAL INVESTMENT RISKS
An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective. An investor may lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. More complete risk descriptions are set forth below under the heading “Additional Information About the Funds’ Principal Investment Risks.”
Large-Capitalization Companies Risk. Large-capitalization companies may trail the returns of the overall stock market. Large-capitalization stocks tend to go through cycles of doing better - or worse - than the stock market in general. These periods have, in the past, lasted for as long as several years. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.
Risk of Investing in the U.S. Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.
Investment Risk. When you sell your Shares, they could be worth less than what you paid for them. The Fund could lose money due to short-term market movements and over longer periods during market downturns. Securities may decline in value due to factors affecting securities markets generally or particular asset classes or industries represented in the markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security. Geopolitical and other risks, including war, terrorism, trade disputes, political or economic dysfunction within some nations, public health crises, and environmental disasters such as earthquakes, fire, and floods, may add to instability in world economies and volatility in markets generally. Changes in trade policies and international trade agreements could affect the economies of many countries in unpredictable ways. The value of a security may also decline due to factors that affect a particular industry or group of industries. During a general downturn in the securities markets, multiple asset classes may be negatively affected. Therefore, you may lose money by investing in the Fund.
Non-Diversification Risk. Because the Fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may result in greater fluctuation in the value of the Shares and greater risk of loss.
Equity Investing Risk. An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.
12

Growth Stock Investment Risk. Growth-oriented common stocks may involve larger price swings and greater potential for loss than other types of investments. Growth stocks tend to trade at a premium when analyzed using traditional valuation metrics such as price-to-earnings ratio and price-to-book ratio. Due to this premium valuation, growth stocks tend to be more susceptible to big price swings. In bull markets, they tend to rise at a much faster pace than the overall market, and they tend to decline at a more rapid rate in bear markets.
ETF Risks.
•Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
•Premium-Discount Risk. The Shares may trade above or below their net asset value (“NAV”). The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on NYSE Arca, Inc. (the “Exchange”) or other securities exchanges. The trading price of Shares may deviate significantly from NAV during periods of market volatility or limited trading activity in Shares. In addition, you may incur the cost of the “spread,” that is, any difference between the bid price and the ask price of the Shares.
•Cost of Trading Risk. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares.
•Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of its underlying portfolio holdings, which can be less liquid than Shares, potentially causing the market price of Shares to deviate from its NAV. The spread varies over time for Shares of the Fund based on the Fund’s trading volume and market liquidity and is generally lower if the Fund has high trading volume and market liquidity, and higher if the Fund has little trading volume and market liquidity (which is often the case for funds that are newly launched or small in size).
Real Estate Investment Risk. The Fund’s investments in real estate companies and companies related to the real estate industry subject the Fund to risks associated with the direct ownership of real estate securities. These risks include, among others: declines in the value of (or income generated by) real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds or other limits to accessing the credit or capital markets; defaults by borrowers or tenants, particularly during an economic downturn; and changes in interest rates.
REITs Risk. In addition to the risks associated with investing in securities of real estate companies and real estate related companies, REITs are subject to certain additional risks. Equity REITs may be affected by changes in the value of the underlying properties owned by the trusts. Mortgage REITs are exposed to risks associated with changes in interest rates, changes in credit spreads, and declines in real estate values. Debt investments are also subject to loss in value due to high or sustained inflation because the debt could be paid back in significantly depreciated currency. Further, REITs are dependent upon specialized management skills and cash flows, and may have investments in relatively few properties, or in a small geographic area or a single property type. Failure of a company to qualify as a REIT under federal tax law may have adverse consequences to the Fund. In addition, REITs have their own expenses, and the Fund will bear a proportionate share of those expenses. The value of a REIT may be affected by changes in interest rates.
Sector Risk. Companies with similar characteristics may be grouped together into broad categories called sectors. A certain sector may underperform other sectors or the market as a whole. As the Sub-Adviser allocates more of the Fund’s portfolio holdings to a particular sector, the Fund’s performance will be more susceptible to any economic, business or other developments which generally affect that sector.
Management Risk. The Fund is actively managed and may not meet its investment objective based on the Adviser’s, Sub-Adviser’s, or portfolio manager’s success or failure to implement investment strategies for the Fund. The success of the Fund’s investment program depends largely on the investment techniques and risk analyses applied by the Adviser, Sub-Adviser, and the portfolio manager and the skill of the Adviser, Sub-Adviser, and/or portfolio manager in evaluating, selecting, and monitoring the Fund’s assets. The Fund could experience losses (realized and unrealized) if the judgment of the Adviser, Sub-Adviser, or portfolio manager
13

about markets or sectors or the attractiveness of particular investments made for the Fund’s portfolio prove to be incorrect. It is possible the investment techniques and risk analyses employed on behalf of the Fund will not produce the desired results. Absent unusual circumstances (e.g., the Adviser determines a different security has higher liquidity but offers a similar investment profile as a recommended security), the Adviser will generally follow the Sub-Adviser’s investment recommendations to buy, hold, and sell securities and financial instruments.
Risk of Investing in Other ETFs. Because the Fund may invest in other ETFs, the Fund’s investment performance is impacted by the investment performance of the selected underlying ETFs. An investment in the Fund is subject to the risks associated with the ETFs that then-currently comprise the Fund’s portfolio. At times, certain of the segments of the market represented by the Fund’s underlying ETFs may be out of favor and underperform other segments. The Fund will indirectly pay a proportional share of the expenses of the underlying ETFs in which it invests (including operating expenses and management fees).
New Fund Risk. The Fund is a recently organized investment company with no operating history. As a result, prospective investors have no track record or history on which to base their investment decision. There can be no assurance that the Fund will grow to or maintain an economically viable size.
In-Kind Contribution Risk. At its launch, the Fund expects to acquire a material amount of assets through one or more in-kind contributions that are intended to qualify as tax-deferred transactions governed by Section 351 of the Code. If one or more of the in-kind contributions were to fail to qualify for tax-deferred treatment, then the Fund would not take a carryover tax basis in the applicable contributed assets and would not benefit from a tacked holding period in those assets. This could cause the Fund to incorrectly calculate and report to shareholders the amount of gain or loss recognized and/or the character of gain or loss (e.g., as long-term or short-term) on the subsequent disposition of such assets.
PERFORMANCE
Performance information is not provided below because the Fund has not yet been in operation for one full calendar year. When provided, the information will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance. Past performance does not necessarily indicate how the Fund will perform in the future. Updated performance information will be available at https://etf.sequoia-financial.com.
INVESTMENT ADVISER & INVESTMENT SUB-ADVISER

Investment Adviser:	Empowered Funds, LLC dba EA Advisers (the “Adviser”)
Investment Sub-Adviser:	Sequoia Financial Group, LLC (the “Sub-Adviser”)
PORTFOLIO MANAGER
Patrick A. Snell, CFA, CAIA, Vice President, Portfolio Manager of the Sub-Adviser, is the person primarily responsible for the day-to-day management of the Fund. Mr. Snell has served as portfolio manager of the Fund since inception.
PURCHASE AND SALE OF SHARES
Individual Shares are listed on a national securities exchange and may only be purchased and sold in the secondary market through a broker-dealer at a market price. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (at a “premium”) or less than NAV (at a “discount”). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying and selling Shares in the secondary market (the “bid/ask spread”).
TAX INFORMATION
The Fund’s distributions generally are taxable to you as ordinary income, capital gain, or some combination of both, unless your investment is made through an Individual Retirement Account (“IRA”) or other tax-advantaged account. However, subsequent withdrawals from such a tax-advantaged account may be subject to U.S. federal income tax. You should consult your own tax advisor about your specific tax situation.
PURCHASES THROUGH BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase Shares through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend Shares over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
14

Sequoia Select SMID ETF
Fund Summary
INVESTMENT OBJECTIVE
The Sequoia Select SMID ETF (the “Fund”) seeks to provide income and capital appreciation.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the table or example.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.39%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.00%
Total Annual Fund Operating Expenses	0.39%
1 Estimated for the current fiscal year.
EXAMPLE
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 for the time periods indicated and then hold or sell all of your Shares at the end of those periods. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year:	Three Years:
$40	$125
PORTFOLIO TURNOVER
The Fund may pay transaction costs, including commissions when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. As of the date of this Prospectus, the Fund has not yet commenced operations and portfolio turnover data therefore is not available.
PRINCIPAL INVESTMENT STRATEGIES
The Fund is an actively managed exchange‑traded fund (“ETF”) that invests primarily in small- and mid- capitalization equity securities selected by Sequoia Financial Group, LLC (the “Sub‑Adviser”). The Sub-Adviser selects U.S. equity securities by employing a disciplined hybrid investment process that integrates a top-down, macroeconomic outlook — incorporating assessments of monetary policy, fiscal policy, and economic indicators — with fundamental, bottom-up analysis of industries and companies. The top-down and bottom-up analyses aim to identify the sectors, industries, and companies expected to benefit from long-term, multi-year investment growth themes identified by the Sub-Adviser. The Fund typically includes companies with a market capitalization of $2 billion to $20 billion at the time of purchase.
The long‑term investment themes identified by the Sub-Adviser are generally expected to remain relevant for approximately three to five years. Examples of these themes include: artificial intelligence, defense & space, online advertising, and energy transition. These themes are intentionally broad to accommodate new dynamics related to a theme. Over time, older themes mature and are deemphasized, while newer themes are identified and gradually become more significant to the Fund.
The Sub-Adviser screens a universe of U.S.-listed small- and mid- capitalization companies and real estate investment trusts (“REITs”) to identify investment candidates based on their competitive positioning (e.g., a company’s products or services relative to its peers or regulatory barriers to entry), revenue and margin drivers, return characteristics, and capital allocation practices, along with their historic sensitivity to the factors driving the themes and exposures identified by the Sub-Adviser. The Sub-Adviser generally expects that a majority of the companies included in the Fund will pay a dividend, and the Fund may include both value companies (i.e., companies that are selling at a discount to their intrinsic value) and growth companies (i.e., companies expected by consensus estimates to generate 8% or greater average annual earnings growth over the next 24 months).
15

When assessing a company, the Sub-Adviser considers a number of valuation metrics, such as a company’s forward price-to-earnings (P/Es), price/earnings-to-growth ratio (PEG), price-to sales ratio (P/S), free cash flow (FCF) yield, and dividend yield. In addition, the Sub-Adviser also considers the durability of a company’s competitive position by considering an array of factors, such as unique/patent protected intellectual property, research & development and technology investment levels, and human capital talent/experience. This process is designed to take the information obtained from the company-specific bottom-up analysis and identify those companies that are selling at reasonable valuations when compared to their intrinsic valuations. The Sub-Adviser defines the “intrinsic value” of a company as what the business is or could be worth based on profits, assets, and future cash flows. When determining a company’s intrinsic value, the Sub-Adviser may use a variety of valuation methodologies, including comparative company valuations, discounted cash flows, sum-of-the-parts, and/or leveraged buyout analyses.
In addition to the Fund’s individual equity strategy, the Fund may invest in other ETFs for their ability to represent companies of a certain market capitalization, a particular sector (e.g., information technology companies), or a subset of an asset class (e.g., small cap value companies), or based on factors such as their risk adjusted return, alpha, style (e.g., growth or value). The Fund’s investments in other ETFs may include ETFs that are affiliated (i.e., that have the same investment adviser or sub-adviser), ETFs that use a variety of strategies, and ETFs that are actively-managed or index-based strategies.
The Sub-Adviser initiates individual equity positions for the Fund at a weight up to 4% of the portfolio, and positions are generally capped at 12% of the portfolio on an ongoing basis. The position sizes are subject to change based on the Sub-Adviser’s discretion.
While it is anticipated that the Fund will invest across a range of industries, certain sectors may be overweight compared to others because the Sub-Adviser seeks the best investment opportunities regardless of sector. The Sub-Adviser seeks to maintain relatively low turnover consistent with its multi‑year thematic approach.
Securities may be sold due to deterioration in company fundamentals, reduced profitability, dividend impairment (e.g., dividend cut or risk of dividend cut, reduction in free cash flows), valuation levels that are considered full relative to peers or historical ranges, adverse macroeconomic developments, changes in the long‑term themes supporting the original investment rationale, or growth well beyond the original market capitalization range (e.g., in excess of $50 billion).
The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in small- and mid- capitalization companies.
PRINCIPAL INVESTMENT RISKS
An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective. An investor may lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. More complete risk descriptions are set forth below under the heading “Additional Information About the Funds’ Principal Investment Risks.”
Mid-Capitalization Companies Risk. Investing in securities of mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. Often mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.
Small-Capitalization Companies Risk. Investing in securities of small-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. Small-capitalization companies often have less predictable earnings, more limited product lines, markets, distribution channels and financial resources, and the management of such companies may be dependent upon one or a small number of individuals. Price movements of small-capitalization companies may be more volatile than mid-capitalization and large-capitalization companies.
Risk of Investing in the U.S. Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.
Investment Risk. When you sell your Shares, they could be worth less than what you paid for them. The Fund could lose money due to short-term market movements and over longer periods during market downturns. Securities may decline in value due to factors affecting securities markets generally or particular asset classes or industries represented in the markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security. Geopolitical and other risks, including war, terrorism, trade disputes, political or economic dysfunction within some nations, public health crises, and environmental disasters such as earthquakes, fire, and floods, may add to instability in world economies and volatility in markets generally. Changes in trade policies and international trade agreements could affect the economies of many countries in unpredictable ways. The value of a security may also decline due to factors that affect a particular industry or group of
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industries. During a general downturn in the securities markets, multiple asset classes may be negatively affected. Therefore, you may lose money by investing in the Fund.
Non-Diversification Risk. Because the Fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may result in greater fluctuation in the value of the Shares and greater risk of loss.
Equity Investing Risk. An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.
Growth Stock Investment Risk. Growth-oriented common stocks may involve larger price swings and greater potential for loss than other types of investments. Growth stocks tend to trade at a premium when analyzed using traditional valuation metrics such as price-to-earnings ratio and price-to-book ratio. Due to this premium valuation, growth stocks tend to be more susceptible to big price swings. In bull markets, they tend to rise at a much faster pace than the overall market, and they tend to decline at a more rapid rate in bear markets.
Value Investing Risk. Securities issued by companies that may be perceived as undervalued may be appropriately valued. Value securities may fail to appreciate for long periods of time or may never realize their full potential value. In addition, the Fund’s ability to realize any benefits of investing in value securities may depend on the Fund’s ability to stay invested until the market’s perception of such securities change. Value securities have generally performed better than non-value securities during periods of economic recovery (although there is no assurance that they will continue to do so). Value securities may go in and out of favor over time.
Dividend-Paying Securities Risk. Investment in dividend-paying securities could cause the Fund to underperform similar funds that invest without consideration of a company’s track record of paying dividends. Securities of companies with a history of paying dividends may not participate in a broad market advance to the same degree as most other securities, and a sharp rise in interest rates or economic downturn could cause a company to unexpectedly reduce or eliminate its dividend. There is no guarantee that the issuers of the securities held by the Fund will declare dividends in the future or that, if declared, they will remain at their current levels or increase over time.
ETF Risks.
•Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
•Premium-Discount Risk. The Shares may trade above or below their net asset value (“NAV”). The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on NYSE Arca, Inc. (the “Exchange”) or other securities exchanges. The trading price of Shares may deviate significantly from NAV during periods of market volatility or limited trading activity in Shares. In addition, you may incur the cost of the “spread,” that is, any difference between the bid price and the ask price of the Shares.
•Cost of Trading Risk. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares.
•Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of its underlying portfolio holdings, which can be less liquid than Shares, potentially causing the market price of Shares to deviate from its NAV. The spread varies over time for Shares of the Fund based on the Fund’s trading volume and market liquidity and is generally lower if the Fund has high trading volume and market liquidity, and higher if the Fund has little trading volume and market liquidity (which is often the case for funds that are newly launched or small in size).
Real Estate Investment Risk. The Fund’s investments in real estate companies and companies related to the real estate industry subject the Fund to risks associated with the direct ownership of real estate securities. These risks include, among others: declines in
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the value of (or income generated by) real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds or other limits to accessing the credit or capital markets; defaults by borrowers or tenants, particularly during an economic downturn; and changes in interest rates.
REITs Risk. In addition to the risks associated with investing in securities of real estate companies and real estate related companies, REITs are subject to certain additional risks. Equity REITs may be affected by changes in the value of the underlying properties owned by the trusts. Mortgage REITs are exposed to risks associated with changes in interest rates, changes in credit spreads, and declines in real estate values. Debt investments are also subject to loss in value due to high or sustained inflation because the debt could be paid back in significantly depreciated currency. Further, REITs are dependent upon specialized management skills and cash flows, and may have investments in relatively few properties, or in a small geographic area or a single property type. Failure of a company to qualify as a REIT under federal tax law may have adverse consequences to the Fund. In addition, REITs have their own expenses, and the Fund will bear a proportionate share of those expenses. The value of a REIT may be affected by changes in interest rates.
Sector Risk. Companies with similar characteristics may be grouped together into broad categories called sectors. A certain sector may underperform other sectors or the market as a whole. As the Sub-Adviser allocates more of the Fund’s portfolio holdings to a particular sector, the Fund’s performance will be more susceptible to any economic, business or other developments which generally affect that sector.
Management Risk. The Fund is actively managed and may not meet its investment objective based on the Adviser’s, Sub-Adviser’s, or portfolio manager’s success or failure to implement investment strategies for the Fund. The success of the Fund’s investment program depends largely on the investment techniques and risk analyses applied by the Adviser, Sub-Adviser, and the portfolio manager and the skill of the Adviser, Sub-Adviser, and/or portfolio manager in evaluating, selecting, and monitoring the Fund’s assets. The Fund could experience losses (realized and unrealized) if the judgment of the Adviser, Sub-Adviser, or portfolio manager about markets or sectors or the attractiveness of particular investments made for the Fund’s portfolio prove to be incorrect. It is possible the investment techniques and risk analyses employed on behalf of the Fund will not produce the desired results. Absent unusual circumstances (e.g., the Adviser determines a different security has higher liquidity but offers a similar investment profile as a recommended security), the Adviser will generally follow the Sub-Adviser’s investment recommendations to buy, hold, and sell securities and financial instruments.
New Fund Risk. The Fund is a recently organized investment company with no operating history. As a result, prospective investors have no track record or history on which to base their investment decision. There can be no assurance that the Fund will grow to or maintain an economically viable size.
Risk of Investing in Other ETFs. Because the Fund may invest in other ETFs, the Fund’s investment performance is impacted by the investment performance of the selected underlying ETFs. An investment in the Fund is subject to the risks associated with the ETFs that then-currently comprise the Fund’s portfolio. At times, certain of the segments of the market represented by the Fund’s underlying ETFs may be out of favor and underperform other segments. The Fund will indirectly pay a proportional share of the expenses of the underlying ETFs in which it invests (including operating expenses and management fees).
In-Kind Contribution Risk. At its launch, the Fund expects to acquire a material amount of assets through one or more in-kind contributions that are intended to qualify as tax-deferred transactions governed by Section 351 of the Code. If one or more of the in-kind contributions were to fail to qualify for tax-deferred treatment, then the Fund would not take a carryover tax basis in the applicable contributed assets and would not benefit from a tacked holding period in those assets. This could cause the Fund to incorrectly calculate and report to shareholders the amount of gain or loss recognized and/or the character of gain or loss (e.g., as long-term or short-term) on the subsequent disposition of such assets.
PERFORMANCE
Performance information is not provided below because the Fund has not yet been in operation for one full calendar year. When provided, the information will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance. Past performance does not necessarily indicate how the Fund will perform in the future. Updated performance information will be available at https://etf.sequoia-financial.com.
INVESTMENT ADVISER & INVESTMENT SUB-ADVISER

Investment Adviser:	Empowered Funds, LLC dba EA Advisers (the “Adviser”)
Investment Sub-Adviser:	Sequoia Financial Group, LLC (the “Sub-Adviser”)
PORTFOLIO MANAGER
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Patrick A. Snell, CFA, CAIA, Vice President, Portfolio Manager of the Sub-Adviser, is the portfolio manager and person primarily responsible for the day-to-day management of the Fund. Mr. Snell has served as portfolio manager of the Fund since inception.
PURCHASE AND SALE OF SHARES
Individual Shares are listed on a national securities exchange and may only be purchased and sold in the secondary market through a broker-dealer at a market price. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (at a “premium”) or less than NAV (at a “discount”). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying and selling Shares in the secondary market (the “bid/ask spread”).
TAX INFORMATION
The Fund’s distributions generally are taxable to you as ordinary income, capital gain, or some combination of both, unless your investment is made through an Individual Retirement Account (“IRA”) or other tax-advantaged account. However, subsequent withdrawals from such a tax-advantaged account may be subject to U.S. federal income tax. You should consult your own tax advisor about your specific tax situation.
PURCHASES THROUGH BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase Shares through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend Shares over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
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Sequoia Select Global Equity ETF
Fund Summary
INVESTMENT OBJECTIVE
The Sequoia Select Global Equity ETF (the “Fund”) seeks to achieve capital appreciation.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the table or example.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.39%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.00%
Total Annual Fund Operating Expenses	0.39%
1 Estimated for the current fiscal year.
EXAMPLE
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 for the time periods indicated and then hold or sell all of your Shares at the end of those periods. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year:	Three Years:
$40	$125
PORTFOLIO TURNOVER
The Fund may pay transaction costs, including commissions when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. As of the date of this Prospectus, the Fund has not yet commenced operations and portfolio turnover data therefore is not available.
PRINCIPAL INVESTMENT STRATEGIES
The Fund is an actively managed exchange‑traded fund (“ETF”) that invests primarily in U.S.-listed equity securities and ETFs that invest in globally-listed securities. Sequoia Financial Group, LLC (the “Sub‑Adviser”) manages the Fund through three sleeves: (i) a sleeve consisting of actively managed individual U.S. equities (typically 35-65% of the Fund’s net assets); (ii) a sleeve consisting of index-based ETFs investing in U.S. growth, value, or small-capitalization companies (typically up to 40% of the Fund's net assets); and (iii) a sleeve consisting of index-based ETFs investing in international companies (typically 25–40% of the Fund's net assets). Although only the third sleeve has direct exposure to international companies through ETFs, many of the individual U.S. equity securities held directly by the Fund or through ETFs are expected to have exposure to multiple countries, and all sleeves combined are designed to provide broad exposure to both domestic and international equity markets.
The Sub-Adviser employs a disciplined hybrid investment process that integrates a top-down, macroeconomic outlook — incorporating assessments of monetary policy, fiscal policy, and economic indicators — with fundamental, bottom-up analysis of industries and small-, mid-, and large-capitalization companies. The top-down and bottom-up analyses aim to identify the geographic areas, sectors, industries, and companies expected to benefit from long-term, multi-year investment growth themes identified by the Sub-Adviser.
The long‑term investment themes identified by the Sub-Adviser are generally expected to remain relevant for approximately three to five years. Examples of these themes include: artificial intelligence, defense & space, online advertising, and energy transition. These themes are intentionally broad to accommodate new dynamics related to a theme. Over time, older themes mature and are deemphasized, while newer themes are identified and gradually become more significant to the Fund.
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The Sub-Adviser uses the above process to determine the allocation of the Fund across each sleeve and each investment within each sleeve. The Sub-Adviser expects that, overall, a majority of the Fund’s portfolio will be exposed to U.S. equity securities either individually or through ETFs.
The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities.
Individual U.S. Equities Sleeve
The Sub-Adviser screens a universe of U.S.-listed small-, mid-, and large-capitalization companies and real estate investment trusts (“REITs”) to identify investment candidates based on their competitive positioning (e.g., a company’s products or services relative to its peers or regulatory barriers to entry), revenue and margin drivers, return characteristics, and capital allocation practices, along with their historic sensitivity to the factors driving the themes and exposures identified by the Sub-Adviser. The Sub-Adviser generally expects that a majority of the individual companies included in the Fund will pay a dividend, and the Fund may include both value companies (i.e., companies that are selling at a discount to their intrinsic value) and growth companies (i.e., companies expected by consensus estimates to generate 8% or greater average annual earnings growth over the next 24 months).
When assessing an individual company, the Sub-Adviser considers a number of valuation metrics, such as a company’s forward price-to-earnings (P/Es), price/earnings-to-growth ratio (PEG), price-to sales ratio (P/S), free cash flow (FCF) yield, and dividend yield. In addition, the Sub-Adviser also considers the durability of a company’s competitive position by considering an array of factors, such as unique/patent protected intellectual property, research & development and technology investment levels, and human capital talent/experience. This process is designed to take the information obtained from the company-specific bottom-up analysis and identify those companies that are selling at reasonable valuations when compared to their intrinsic valuations. The Sub-Adviser defines the “intrinsic value” of a company as what the business is or could be worth based on profits, assets, and future cash flows. When determining a company’s intrinsic value, the Sub-Adviser may use a variety of valuation methodologies, including comparative company valuations, discounted cash flows, sum-of-the-parts, and/or leveraged buyout analyses.
The Sub-Adviser expects that a majority of the weight of the individual equity securities will be allocated to large-capitalization companies (i.e., those with a market capitalization greater than $25 billion at the time of purchase).
While it is anticipated that the Fund will invest across a range of industries, certain sectors may be overweight compared to others because the Sub-Adviser seeks the best investment opportunities regardless of sector. The Sub-Adviser seeks to maintain relatively low turnover consistent with its multi‑year thematic approach.
Individual securities may be sold due to deterioration in company fundamentals, reduced profitability, dividend impairment (e.g., dividend cut or risk of dividend cut, reduction in free cash flows), valuation levels that are considered full relative to peers or historical ranges, adverse macroeconomic developments, or changes in the long‑term themes supporting the original investment rationale.
U.S. Equity ETF Sleeve
The Sub-Adviser allocates a portion of the Fund’s portfolio to a sleeve of one or more ETFs that invest principally in U.S. equity securities. The Sub-Adviser uses this sleeve to obtain broad, low-cost exposure to U.S. equity styles and capitalization ranges that complement the individual U.S. equity sleeve, including large-capitalization growth equities, large-capitalization value equities, and small-capitalization equities. ETFs in this sleeve are selected based on factors that may include index methodology, market capitalization focus, investment style (e.g., growth or value), liquidity, tracking error, and fees. The Fund may invest in ETFs that are affiliated with the Adviser or Sub-Adviser (i.e., ETFs that have the same investment adviser or sub-adviser as the Fund).
International ETF Sleeve
The Sub-Adviser allocates a portion of the Fund’s portfolio to a sleeve of one or more ETFs that invest principally in non-U.S. equity securities, including securities of issuers located in developed and emerging markets. The Sub-Adviser generally expects this sleeve to consist of one or more broad-based international ETFs, but the Sub-Adviser may also include regional or single-country ETFs when, in its judgment, doing so is consistent with the Fund's investment objective and the Sub-Adviser’s macroeconomic outlook and investment themes. ETFs in this sleeve are selected based on factors that may include index methodology, country and regional exposures, tracking error, liquidity, and fees.
PRINCIPAL INVESTMENT RISKS
An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective. An investor may lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not
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insured or guaranteed by the FDIC or any government agency. More complete risk descriptions are set forth below under the heading “Additional Information About the Funds’ Principal Investment Risks.”
Large-Capitalization Companies Risk. Large-capitalization companies may trail the returns of the overall stock market. Large-capitalization stocks tend to go through cycles of doing better - or worse - than the stock market in general. These periods have, in the past, lasted for as long as several years. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.
Mid-Capitalization Companies Risk. Investing in securities of mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. Often mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.
Small-Capitalization Companies Risk. Investing in securities of small-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. Small-capitalization companies often have less predictable earnings, more limited product lines, markets, distribution channels and financial resources, and the management of such companies may be dependent upon one or a small number of individuals. Price movements of small-capitalization companies may be more volatile than mid-capitalization and large-capitalization companies.
Risk of Investing in the U.S. Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.
Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Non-U.S. issuers may be subject to different accounting, auditing, financial reporting and investor protection standards than U.S. issuers. Changes to the financial condition or credit rating of foreign issuers may also adversely affect the value of the Fund’s securities. Investments in non-U.S. securities may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. Since foreign exchanges may be open on days when the Fund does not price its Shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s Shares. Conversely, Shares may trade on days when foreign exchanges are closed. Each of these factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.
Investment Risk. When you sell your Shares, they could be worth less than what you paid for them. The Fund could lose money due to short-term market movements and over longer periods during market downturns. Securities may decline in value due to factors affecting securities markets generally or particular asset classes or industries represented in the markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security. Geopolitical and other risks, including war, terrorism, trade disputes, political or economic dysfunction within some nations, public health crises, and environmental disasters such as earthquakes, fire, and floods, may add to instability in world economies and volatility in markets generally. Changes in trade policies and international trade agreements could affect the economies of many countries in unpredictable ways. The value of a security may also decline due to factors that affect a particular industry or group of industries. During a general downturn in the securities markets, multiple asset classes may be negatively affected. Therefore, you may lose money by investing in the Fund.
Non-Diversification Risk. Because the Fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may result in greater fluctuation in the value of the Shares and greater risk of loss.
Equity Investing Risk. An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.
Growth Stock Investment Risk. Growth-oriented common stocks may involve larger price swings and greater potential for loss than other types of investments. Growth stocks tend to trade at a premium when analyzed using traditional valuation metrics such as price-to-earnings ratio and price-to-book ratio. Due to this premium valuation, growth stocks tend to be more susceptible to big price swings. In bull markets, they tend to rise at a much faster pace than the overall market, and they tend to decline at a more rapid rate in bear markets.
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Value Investing Risk. Securities issued by companies that may be perceived as undervalued may be appropriately valued. Value securities may fail to appreciate for long periods of time or may never realize their full potential value. In addition, the Fund’s ability to realize any benefits of investing in value securities may depend on the Fund’s ability to stay invested until the market’s perception of such securities change. Value securities have generally performed better than non-value securities during periods of economic recovery (although there is no assurance that they will continue to do so). Value securities may go in and out of favor over time.
Dividend-Paying Securities Risk. Investment in dividend-paying securities could cause the Fund to underperform similar funds that invest without consideration of a company’s track record of paying dividends. Securities of companies with a history of paying dividends may not participate in a broad market advance to the same degree as most other securities, and a sharp rise in interest rates or economic downturn could cause a company to unexpectedly reduce or eliminate its dividend. There is no guarantee that the issuers of the securities held by the Fund will declare dividends in the future or that, if declared, they will remain at their current levels or increase over time.
Emerging Markets Risk. Many emerging market countries have a history of, and continue to experience serious, and potentially continuing, economic and political problems. Stock markets in many emerging market countries are relatively small, expensive to trade in and generally have higher risks than those in developed markets. Securities in emerging markets also may be less liquid than those in developed markets and foreigners are often limited in their ability to invest in, and withdraw assets from, these markets. Additional restrictions may be imposed under other conditions.
Developed Markets Risk. Developed market countries generally tend to rely on the services sectors (e.g., the financial sector) as the primary source of economic growth and may be susceptible to the risks of individual service sectors. Many developed market countries have heavy indebtedness, which may lead downward pressure on the economies of these countries. As a result, it is possible that interest rates on debt of certain developed countries may rise to levels that make it difficult for such countries to service high debt levels without significant help from other countries or from a central bank. Developed market countries generally are dependent on the economies of certain key trading partners. Changes in any one economy may cause an adverse impact on several developed countries.
Risk of Investing in Other ETFs. Because the Fund may invest in other ETFs, the Fund’s investment performance is impacted by the investment performance of the selected underlying ETFs. An investment in the Fund is subject to the risks associated with the ETFs that then-currently comprise the Fund’s portfolio. At times, certain of the segments of the market represented by the Fund’s underlying ETFs may be out of favor and underperform other segments. The Fund will indirectly pay a proportional share of the expenses of the underlying ETFs in which it invests (including operating expenses and management fees).
ETF Risks.
•Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
•Premium-Discount Risk. The Shares may trade above or below their net asset value (“NAV”). The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on NYSE Arca, Inc. (the “Exchange”) or other securities exchanges. The trading price of Shares may deviate significantly from NAV during periods of market volatility or limited trading activity in Shares. In addition, you may incur the cost of the “spread,” that is, any difference between the bid price and the ask price of the Shares. In addition, because securities held by the Fund may trade on foreign exchanges that are closed when its primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs.
•Cost of Trading Risk. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares.
•Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of its underlying portfolio holdings, which can be less liquid than Shares, potentially causing the market price of Shares to deviate from its NAV. The spread varies over time for Shares of the Fund based on the Fund’s trading volume and market liquidity and is generally lower if the Fund has high
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trading volume and market liquidity, and higher if the Fund has little trading volume and market liquidity (which is often the case for funds that are newly launched or small in size).
Real Estate Investment Risk. The Fund’s investments in real estate companies and companies related to the real estate industry subject the Fund to risks associated with the direct ownership of real estate securities. These risks include, among others: declines in the value of (or income generated by) real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds or other limits to accessing the credit or capital markets; defaults by borrowers or tenants, particularly during an economic downturn; and changes in interest rates.
REITs Risk. In addition to the risks associated with investing in securities of real estate companies and real estate related companies, REITs are subject to certain additional risks. Equity REITs may be affected by changes in the value of the underlying properties owned by the trusts. Mortgage REITs are exposed to risks associated with changes in interest rates, changes in credit spreads, and declines in real estate values. Debt investments are also subject to loss in value due to high or sustained inflation because the debt could be paid back in significantly depreciated currency. Further, REITs are dependent upon specialized management skills and cash flows, and may have investments in relatively few properties, or in a small geographic area or a single property type. Failure of a company to qualify as a REIT under federal tax law may have adverse consequences to the Fund. In addition, REITs have their own expenses, and the Fund will bear a proportionate share of those expenses. The value of a REIT may be affected by changes in interest rates.
Sector Risk. Companies with similar characteristics may be grouped together into broad categories called sectors. A certain sector may underperform other sectors or the market as a whole. As the Sub-Adviser allocates more of the Fund’s portfolio holdings to a particular sector, the Fund’s performance will be more susceptible to any economic, business or other developments which generally affect that sector.
Management Risk. The Fund is actively managed and may not meet its investment objective based on the Adviser’s, Sub-Adviser’s, or portfolio manager’s success or failure to implement investment strategies for the Fund. The success of the Fund’s investment program depends largely on the investment techniques and risk analyses applied by the Adviser, Sub-Adviser, and the portfolio manager and the skill of the Adviser, Sub-Adviser, and/or portfolio manager in evaluating, selecting, and monitoring the Fund’s assets. The Fund could experience losses (realized and unrealized) if the judgment of the Adviser, Sub-Adviser, or portfolio manager about markets or sectors or the attractiveness of particular investments made for the Fund’s portfolio prove to be incorrect. It is possible the investment techniques and risk analyses employed on behalf of the Fund will not produce the desired results. Absent unusual circumstances (e.g., the Adviser determines a different security has higher liquidity but offers a similar investment profile as a recommended security), the Adviser will generally follow the Sub-Adviser’s investment recommendations to buy, hold, and sell securities and financial instruments.
New Fund Risk. The Fund is a recently organized investment company with no operating history. As a result, prospective investors have no track record or history on which to base their investment decision. There can be no assurance that the Fund will grow to or maintain an economically viable size.
In-Kind Contribution Risk. At its launch, the Fund expects to acquire a material amount of assets through one or more in-kind contributions that are intended to qualify as tax-deferred transactions governed by Section 351 of the Code. If one or more of the in-kind contributions were to fail to qualify for tax-deferred treatment, then the Fund would not take a carryover tax basis in the applicable contributed assets and would not benefit from a tacked holding period in those assets. This could cause the Fund to incorrectly calculate and report to shareholders the amount of gain or loss recognized and/or the character of gain or loss (e.g., as long-term or short-term) on the subsequent disposition of such assets.
PERFORMANCE
Performance information is not provided below because the Fund has not yet been in operation for one full calendar year. When provided, the information will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance. Past performance does not necessarily indicate how the Fund will perform in the future. Updated performance information will be available at https://etf.sequoia-financial.com.
INVESTMENT ADVISER & INVESTMENT SUB-ADVISER

Investment Adviser:	Empowered Funds, LLC dba EA Advisers (the “Adviser”)
Investment Sub-Adviser:	Sequoia Financial Group, LLC (the “Sub-Adviser”)
PORTFOLIO MANAGERS
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Patrick A. Snell, CFA, CAIA, Vice President and Portfolio Manager of the Sub-Adviser, and James Hargadon, CFA, CAIA, Vice President and Head of Manager Research of the Sub-Adviser, are each a co-Portfolio Manager of the Fund and are primarily responsible for the day-to-day management of the Fund. Messrs. Snell and Hargadon have served as portfolio managers of the Fund since inception.
PURCHASE AND SALE OF SHARES
Individual Shares are listed on a national securities exchange and may only be purchased and sold in the secondary market through a broker-dealer at a market price. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (at a “premium”) or less than NAV (at a “discount”). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying and selling Shares in the secondary market (the “bid/ask spread”).
TAX INFORMATION
The Fund’s distributions generally are taxable to you as ordinary income, capital gain, or some combination of both, unless your investment is made through an Individual Retirement Account (“IRA”) or other tax-advantaged account. However, subsequent withdrawals from such a tax-advantaged account may be subject to U.S. federal income tax. You should consult your own tax advisor about your specific tax situation.
PURCHASES THROUGH BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase Shares through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend Shares over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
ADDITIONAL INFORMATION ABOUT THE FUNDS’ INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES
Each Fund’s investment objective is a non-fundamental investment policy and may be changed without a vote of shareholders upon prior written notice to shareholders.
The Funds use the following definitions for purposes of their 80% policies:
•The Funds define “equity” securities as including common stock, depositary receipts, rights, warrants, preferred stocks, real estate investment trusts, and ETFs that, in turn, invest at least 80% of their assets in equity securities.
•The Funds define “large capitalization” companies as companies with a market capitalization that is at least as large as the 1,000th largest U.S.-listed company by market capitalization.
•The Funds define “large capitalization growth” companies by first ranking large capitalization companies (as defined above) separately by their earnings-to-price ratio and book-to-market ratio and then averaging the two ranks, with “large capitalization growth” companies being among those falling in the bottom 90% by average rank (i.e., excluding the 10% of companies with the highest average earnings-to-price and book-to-market ratios).
•The Funds define “SMID capitalization” companies as companies with a market capitalization that is within the range of market capitalizations of the 2,500 smallest of the 3,000 largest U.S.-listed companies by market capitalization.
In addition to investments identified through the Sub-Adviser’s primary screening process, the Sub-Adviser may invest a limited portion of the Fund’s assets in small-, mid-, or large-capitalization companies, companies exhibiting value or growth characteristics, and depositary receipts representing shares of foreign companies when the Sub-Adviser believes such investments enhance the Fund’s exposure to its targeted investment themes and remain consistent with the Fund’s investment policies.
Temporary Defensive Positions. From time to time, each Fund may take temporary defensive positions that are inconsistent with its principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. In those instances, a Fund may hold up to 100% of its assets in cash; short-term U.S. government securities and government agency securities; investment grade money market instruments; money market mutual funds; investment grade fixed income securities; repurchase agreements; commercial paper; cash equivalents; and exchange-traded investment vehicles that principally invest in the foregoing instruments. As a result of engaging in these temporary measures, a Fund may not achieve its investment objective.
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ADDITIONAL INFORMATION ABOUT THE FUNDS’ PRINCIPAL INVESTMENT RISKS
The following information is in addition to, and should be read along with, the description of each Fund’s principal investment risks in the sections titled “Fund Summary—Principal Investment Risks” above.
The table below provides additional information about the risks of investing in each Fund, including the principal risks identified under “Principal Risks” in each Fund Summary. Following the table, each risk is explained.

Risks	Sequoia Select Equity Income ETF	Sequoia Select Large Core ETF	Sequoia Select Large Growth ETF	Sequoia Select SMID ETF	Sequoia Select Global Equity ETF
Dividend-Paying Securities Risk	X	X		X	X
Equity Investing Risk	X	X	X	X	X
ETF Risks	X	X	X	X	X
Foreign Investment Risk					X
Growth Stock Investment Risk		X	X	X	X
In-Kind Contribution Risk	X	X	X	X	X
Investment Risk	X	X	X	X	X
Large-Capitalization Companies Risk	X	X	X		X
Management Risk	X	X	X	X	X
Mid-Capitalization Companies Risk				X	X
New Fund Risk	X	X	X	X	X
Non-Diversification Risk	X	X	X	X	X
Real Estate Investment Risk	X	X	X	X	X
REITs Risk	X	X	X	X	X
Risk of Investing in the U.S.	X	X	X	X	X
Risk of Investing in Other ETFs	X	X	X	X	X
Sector Risk	X	X	X	X	X
Small-Capitalization Companies Risk				X	X
Value Investing Risk	X	X		X	X
Dividend-Paying Securities Risk. Investment in dividend-paying securities could cause the Fund to underperform similar funds that invest without consideration of a company’s track record of paying dividends. Securities of companies with a history of paying dividends may not participate in a broad market advance to the same degree as most other securities, and a sharp rise in interest rates or economic downturn could cause a company to unexpectedly reduce or eliminate its dividend. There is no guarantee that the issuers of the securities held by the Fund will declare dividends in the future or that, if declared, they will remain at their current levels or increase over time.
Equity Investing Risk. An investment in a Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. Different types of equity securities tend to go through cycles of outperformance and underperformance in comparison to the general securities markets. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally. Recent turbulence in financial markets and reduced liquidity in credit and fixed income markets may negatively affect many issuers worldwide, which may have an adverse effect on a Fund.
ETF Risks.
•Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. Each Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or
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liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
•Premium-Discount Risk. The Shares may trade above or below their net asset value (“NAV”). The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on an Exchange or other securities exchanges. The trading price of Shares may deviate significantly from NAV during periods of market volatility or limited trading activity in Shares. In addition, you may incur the cost of the “spread,” that is, any difference between the bid price and the ask price of the Shares. In addition, because securities held by each Fund may trade on foreign exchanges that are closed when its primary listing exchange is open, a Fund is likely to experience premiums and discounts greater than those of domestic ETFs.
•Cost of Trading Risk. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to pay for Shares (the “bid” price) and the price at which an investor is willing to sell Shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads.
•Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. When markets are stressed, Shares could suffer erratic or unpredictable trading activity, extraordinary volatility or wide bid/ask spreads, which could cause some market makers and APs to reduce their market activity or “step away” from making a market in ETF shares. This could cause a Fund’s market price to deviate, materially, from the NAV, and reduce the effectiveness of the ETF arbitrage process. Further, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the “circuit breaker” rules, which temporarily halt trading on the Exchange when a decline in the S&P 500 Index during a single day reaches certain thresholds (e.g., 7%, 13% and 20%). There can be no assurance that the requirements of the Exchange necessary to maintain the listing of each Fund will continue to be met or will remain unchanged. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of a Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares, and this could lead to differences between the market price of the Shares and the underlying value of those Shares.
Foreign Investment Risk. The underlying ETFs may invest in foreign securities, including non-U.S. dollar-denominated securities traded outside of the United States and U.S. dollar-denominated securities of foreign issuers traded in the United States. Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Investments in foreign securities are subject to special risks, including the following:
•Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Non-U.S. issuers may be subject to different accounting, auditing, financial reporting and investor protection standards than U.S. issuers. Changes to the financial condition or credit rating of foreign issuers may also adversely affect the value of an underlying ETF’s securities. Investments in non-U.S. securities may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. Because legal systems differ, there is also the possibility that it will be difficult to obtain or enforce legal judgments in certain countries. Since foreign exchanges may be open on days when the Fund does not price its Shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s Shares. Conversely, Shares may trade on days when foreign exchanges are closed. Since foreign exchanges may be open on days when an underlying ETF does not price its shares, the value of the securities in an underlying ETF’s portfolio may change on days when shareholders will not be able to purchase or sell an underlying ETF’s shares. Conversely, shares of underlying ETFs may trade on days when foreign exchanges are closed. Investment in foreign securities may involve higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Each of these factors can make investments in the Fund more volatile and potentially less liquid than other types of investments. Each of these factors can make investments in an underlying ETF more volatile and potentially less liquid than other types of investments.
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•Developed Market Risk. Many developed market countries have recently experienced significant economic pressures. Developed market countries generally tend to rely on the services sectors (e.g., the financial services sector) as the primary source of economic growth and may be susceptible to the risks of individual service sectors. Recently, new concerns have emerged with respect to the economic health of certain developed countries. These concerns primarily stem from heavy indebtedness of many developed countries and their perceived inability to continue to service high debt loads without simultaneously implementing stringent austerity measures. Such concerns have led to tremendous downward pressure on the economies of these countries. As a result, it is possible that interest rates on debt of certain developed countries may rise to levels that make it difficult for such countries to service high debt levels without significant help from other countries or from a central bank. Spending on health, health care and retirement pensions in most developed countries has risen dramatically over the last few years. Medical innovation, extended life expectancy and higher public expectations are likely to continue the increase in health care and pension costs. Any increase in health care and pension costs will likely have a negative impact on the economic growth of many developed countries. Developed market countries generally are dependent on the economies of certain key trading partners. Changes in any one economy may cause an adverse impact on several developed countries. In addition, heavy regulation of, among others, labor and product markets may have an adverse effect on certain issuers. Such regulations may negatively affect economic growth or cause prolonged periods of recession.
In a referendum held in June 2016 (known as “Brexit”), the United Kingdom (“UK”) voted to leave the EU. As a result of the political divisions within the UK and between the UK and the EU that the referendum vote has highlighted and the uncertain consequences of a Brexit, the UK and European economies and the broader global economy could be significantly impacted, which may result in increased volatility and illiquidity, and potentially lower economic growth on markets in the UK, Europe and globally that could potentially have an adverse effect on the value of the Fund’s investments.
•Capital Controls and Sanctions Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events and other conditions may, without prior warning, lead to government intervention and the imposition of “capital controls” or expropriation or nationalization of assets. The possible establishment of exchange controls or freezes on the convertibility of currency, or the adoption of other governmental restrictions, might adversely affect an investment in foreign securities. Capital controls include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets within or out of a jurisdiction. Levies may be placed on profits repatriated by foreign entities (such as an underlying ETF/ETP). Capital controls may impact the ability of an underlying ETF/ETP to buy, sell or otherwise transfer securities or currency, may adversely affect the trading market and price for Shares of an underlying ETF/ETP, and may cause an underlying ETF/ETP to decline in value.
•Currency Risk. Each underlying ETF’s NAV is determined on the basis of U.S. dollars; therefore, an underlying ETF may lose value if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the underlying ETF’s holdings goes up. Currency exchange rates may fluctuate significantly over short periods of time. Currency exchange rates also can be affected unpredictably by intervention; by failure to intervene by U.S. or foreign governments or central banks; or by currency controls or political developments in the U.S. or abroad. Changes in foreign currency exchange rates may affect the NAV of the underlying ETFs and the price of the underlying ETF’s shares. Devaluation of a currency by a country’s government or banking authority would have a significant impact on the value of any investments denominated in that currency.
•Political and Economic Risk. An underlying ETF that invests in foreign securities is subject to foreign political and economic risk not associated with U.S. investments, meaning that political events (civil unrest, national elections, changes in political conditions and foreign relations, imposition of exchange controls and repatriation restrictions), social and economic events (labor strikes, rising inflation) and natural disasters occurring in a foreign country could cause the underlying ETF’s investments to experience gains or losses. An underlying ETF also could be unable to enforce its ownership rights or pursue legal remedies in countries where it invests.
•Foreign Market and Trading Risk. The trading markets for many foreign securities are not as active as U.S. markets and may have less governmental regulation and oversight. Foreign markets also may have clearance and settlement procedures that make it difficult for an underlying ETF to buy and sell securities. The procedures and rules governing foreign transactions and custody (holding of the underlying ETF’s assets) also may involve delays in payment, delivery or recovery of money or investments. These factors could result in a loss to the underlying ETF by causing it to be unable to dispose of an investment or to miss an attractive investment opportunity, or by causing underlying ETF assets to be uninvested for some period of time.
Growth Stock Investment Risk. Growth-oriented common stocks may involve larger price swings and greater potential for loss than other types of investments. Growth stocks tend to trade at a premium when analyzed using traditional valuation metrics such as price-
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to-earnings ratio and price-to-book ratio. Due to this premium valuation, growth stocks tend to be more susceptible to big price swings. In bull markets, they tend to rise at a much faster pace than the overall market, and they tend to decline at a more rapid rate in bear markets.
In-Kind Contribution Risk. At its launch, each Fund expects to acquire a material amount of assets through one or more in-kind contributions that are intended to qualify as tax-deferred transactions governed by Section 351 of the Code. If one or more of the in-kind contributions were to fail to qualify for tax-deferred treatment, then the Fund would not take a carryover tax basis in the applicable contributed assets and would not benefit from a tacked holding period in those assets. This could cause the Fund to incorrectly calculate and report to shareholders the amount of gain or loss recognized and/or the character of gain or loss (e.g., as long-term or short-term) on the subsequent disposition of such assets.
Investment Risk. When you sell your Shares, they could be worth less than what you paid for them. A Fund could lose money due to short-term market movements and over longer periods during market downturns. Securities may decline in value due to factors affecting securities markets generally or particular asset classes or industries represented in the markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security. Geopolitical and other risks, including war, terrorism, trade disputes, political or economic dysfunction within some nations, public health crises, and environmental disasters such as earthquakes, fire, and floods, may add to instability in world economies and volatility in markets generally. Changes in trade policies and international trade agreements could affect the economies of many countries in unpredictable ways. The value of a security may also decline due to factors that affect a particular industry or group of industries. During a general downturn in the securities markets, multiple asset classes may be negatively affected. Therefore, you may lose money by investing in a Fund.
Large-Capitalization Companies Risk. Large-capitalization companies may trail the returns of the overall stock market. Large-capitalization stocks tend to go through cycles of doing better - or worse - than the stock market in general. These periods have, in the past, lasted for as long as several years.
Management Risk. Each Fund is actively managed and may not meet its investment objective based on the Adviser’s, Sub-Adviser’s, or portfolio managers’ success or failure to implement investment strategies for each Fund. The success of each Fund’s investment program depends largely on the investment techniques and risk analyses applied by the Adviser, Sub-Adviser, and the portfolio managers and the skill of the Adviser, Sub-Adviser, and/or portfolio managers in evaluating, selecting, and monitoring a Fund’s assets. Each Fund could experience losses (realized and unrealized) if the judgment of the Adviser, Sub-Adviser, or portfolio managers about markets or sectors or the attractiveness of particular investments made for a Fund’s portfolio prove to be incorrect. It is possible the investment techniques and risk analyses employed on behalf of a Fund will not produce the desired results. Absent unusual circumstances (e.g., the Adviser determines a different security has higher liquidity but offers a similar investment profile as a recommended security), the Adviser will generally follow the Sub-Adviser’s investment recommendations to buy, hold, and sell securities and financial instruments.
Mid-Capitalization Companies Risk. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of larger-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Some of these companies have limited product lines, markets, and financial and managerial resources and tend to concentrate on fewer geographical markets relative to larger capitalization companies.
New Fund Risk. The Funds are a recently organized management investment company with no operating history. As a result, prospective investors have no track record or history on which to base their investment decision. There can be no assurance that each Fund will grow to or maintain an economically viable size.
Non-Diversification Risk. A non-diversified fund may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may result in greater fluctuation in the value of the Shares and greater risk of loss.
Real Estate Investment Risk. Each Fund’s investments in real estate companies and companies related to the real estate industry, subject a Fund to risks associated with the direct ownership of real estate securities. These risks include, among others: declines in the value of (or income generated by) real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds or other limits to accessing the credit or capital markets; overbuilding; extended vacancies of properties; or defaults by borrowers or tenants, particularly during periods of disruptions to business operations or an economic downturn; increasing competition, including for real estate and related services and technology; increases in property taxes and operating expenses; changes in zoning regulations and related costs; losses due to costs resulting from the clean-up of environmental problems; liability to third parties for damages resulting from environmental problems; casualty or condemnation losses; limitations on rents; demographic
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trends, such as population shifts or changing tastes, preferences (such as remote work arrangements) and values; and changes in interest rates. If a Fund’s real estate-related investments are concentrated in one geographic area or in one property type, the fund will be particularly subject to the risks associated with that area or property type or related real estate conditions.
REITs Risk. In addition to the risks associated with investing in securities of real estate companies and real estate related companies, REITs are subject to certain additional risks. Equity REITs may be affected by changes in the value of the underlying properties owned by the trusts. Mortgage REITs are exposed to risks associated with changes in interest rates, changes in credit spreads, and declines in real estate values. Debt investments are also subject to loss in value due to high or sustained inflation because the debt could be paid back in significantly depreciated currency. Further, REITs are dependent upon specialized management skills and cash flows, and may have investments in relatively few properties, or in a small geographic area or a single property type. In addition, REITs could possibly fail to qualify for tax free pass-through of income under the Internal Revenue Code of 1986, as amended, or to maintain their exemptions from registration under the 1940 Act. The failure of a company to qualify as a REIT under federal tax law may have adverse consequences to the Fund. The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments. In addition, REITs have their own expenses, and the Fund will bear a proportionate share of those expenses. Further, dividends paid by REITs are taxed as ordinary income and generally do not qualify for the preferential rate applicable to qualified dividend income. REITs may be more volatile and/or more illiquid than other types of securities.
Risk of Investing in the U.S. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the U.S. may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the U.S. are changing many aspects of financial, commercial, public health, environmental, and other regulation and may have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the U.S. will continue to maintain elevated public debt levels for the foreseeable future. Although elevated debt levels do not necessarily indicate or cause economic problems, elevated public debt service costs may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect U.S. issuers as well as non-U.S. issuers that rely on the U.S. for trade. The U.S. has also experienced increased internal unrest and discord. If these trends were to continue, it may have an adverse impact on the U.S. economy and the issuers in which a Fund invests.
Risk of Investing in Other ETFs. Because a Fund may invest in other ETFs, each Fund’s investment performance is impacted by the investment performance of the selected underlying ETFs. An investment in a Fund is subject to the risks associated with the ETFs that then-currently comprise each Fund’s portfolio. At times, certain of the segments of the market represented by a Fund’s underlying ETFs may be out of favor and underperform other segments. Each Fund will indirectly pay a proportional share of the expenses of the underlying ETFs in which it invests (including operating expenses and management fees).
Sector Risk. To the extent a Fund invests more heavily in one sector or sub-sector of the market, it thereby presents a more concentrated risk and its performance will be especially sensitive to developments that significantly affect those sectors or sub-sectors. In addition, the value of a Fund’s shares may change at different rates compared to the value of shares of a fund with investments in a more diversified mix of sectors and industries. An individual sector or sub-sector of the market may have above-average performance during particular periods but may also move up and down more than the broader market. The several industries that constitute a sector may all react in the same way to economic, political or regulatory events. A Fund’s performance could also be affected if the sectors or sub-sectors do not perform as expected. Alternatively, the lack of exposure to one or more sectors or sub-sectors may adversely affect performance.
Small-Capitalization Companies Risk. Investing in securities of small-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. Small-capitalization companies often have less predictable earnings, more limited product lines, markets, distribution channels and financial resources, and the management of such companies may be dependent upon one or a small number of individuals. Price movements of small-capitalization companies may be more volatile than mid-capitalization and large-capitalization companies.
Value Investing Risk. A value stock may not increase in price if other investors fail to recognize the company’s value and bid up the price, or the markets favor faster-growing companies. Cyclical stocks in which a Fund may invest tend to lose value more quickly in periods of anticipated economic downturns than non-cyclical stocks. Companies that may be considered out of favor, particularly companies emerging from bankruptcy, may tend to lose value more quickly in periods of anticipated economic downturns, may have difficulty retaining customers and suppliers and, during economic downturns, may have difficulty paying their debt obligations or finding additional financing.
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FUND MANAGEMENT
Investment Adviser
Empowered Funds, LLC dba EA Advisers serves as the Funds’ investment adviser (the “Adviser”). The Adviser is located at 3803 West Chester Pike, Suite 150, Newtown Square, PA 19073 and is wholly-owned by Alpha Architect, LLC. The Adviser is registered with the Securities and Exchange Commission (“SEC”) under the Investment Advisers Act of 1940 and provides investment advisory services to the Funds, other exchange-traded funds, and Alpha Architect, LLC, its parent company. The Adviser was founded in October 2013.
The Adviser selects the Funds’ sub-adviser and oversees the sub-adviser’s management of each Fund. The Adviser is responsible for overseeing the management and business affairs of the Funds, and has discretion to purchase and sell securities in accordance with each Fund’s objectives, policies and restrictions. The Adviser continuously reviews, supervises and administers each Fund’s investment programs pursuant to the terms of investment advisory agreement (the “Advisory Agreement”) between the Trust and the Adviser. The Adviser is entitled to an annual advisory fee based on its average daily net assets for the services and facilities it provides payable at the annual rates set forth in the table below:

Fund	Advisory Fee
Sequoia Select Equity Income ETF	0.39%
Sequoia Select Large Core ETF	0.39%
Sequoia Select Large Growth ETF	0.39%
Sequoia Select SMID ETF	0.39%
Sequoia Select Global Equity ETF	0.39%
The Adviser (or an affiliate of the Adviser) bears all of the Adviser’s own costs associated with providing these advisory services and all expenses of the Funds, except for the fee payment under the Advisory Agreement, payments under the Funds’ Rule 12b-1 Distribution and Service Plan (the “Plan”), brokerage expenses, acquired fund fees and expenses (including affiliated funds’ fees and expenses), taxes (including tax-related services), interest (including borrowing costs), litigation expenses (including class action-related services) and other non-routine or extraordinary expenses.
The Advisory Agreement for the Funds provides that it may be terminated at any time, without the payment of any penalty, by the Board or, with respect to the Fund, by a majority of the outstanding shares of the Fund, on 60 days’ written notice to the Adviser, and by the Adviser upon 60 days’ written notice, and that it shall be automatically terminated if it is assigned. The Adviser retains the authority, pursuant to the terms of the investment sub-advisory agreement, to exercise its right to control the overall management of each Fund’s assets.
Investment Sub-Adviser
The Adviser has retained Sequoia Financial Group, LLC, an investment adviser registered with the SEC, to provide sub-advisory services for the Funds. The Sub-Adviser is organized as an Ohio limited liability company with its principal office located at 3500 Embassy Parkway, Akron, Ohio 44333, and was founded in 2002. The Sub-Adviser offers investment management services to individual and institutional clients, as well as the Funds. The Sub-Adviser is responsible for determining the investments for the Funds, subject to the overall supervision and oversight of the Adviser and the Board.
The Sub-Adviser is not responsible for selecting brokers or placing each Fund’s trades. Rather, the Sub-Adviser provides trade recommendations to the Adviser and, in turn, the Adviser is responsible for selecting brokers and placing each Fund’s trades. It is anticipated that the Adviser will generally adhere to the Sub-Adviser’s recommendations.
For its services, the Adviser pays Sub-Adviser a fee, which is calculated daily and paid monthly, at an annual rate based on each Fund’s average daily net assets as follows:

Fund	Sub-Advisory Fee
Sequoia Select Equity Income ETF	0.20%
Sequoia Select Large Core ETF	0.20%
Sequoia Select Large Growth ETF	0.20%
Sequoia Select SMID ETF	0.20%
Sequoia Select Global Equity ETF	0.20%
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Fund Sponsor
The Adviser has entered into a fund sponsorship agreement with the Sub-Adviser pursuant to which the Sub-Adviser is also the sponsor of the Funds (“Fund Sponsor”). Under this arrangement, the Fund Sponsor has agreed to provide financial support to the Funds (as described below) and, in turn, the Adviser has agreed to share with the Fund Sponsor a portion of profits, if any, generated by each Fund’s Advisory Fee (also as described below). Every month, the Advisory Fee, which is a unitary management fee, is calculated and paid to the Adviser.
If the amount of the unitary management fee exceeds each Fund’s operating expenses and the Adviser-retained amount, the Adviser pays the net total to the Fund Sponsor. The amount paid to the Fund Sponsor represents both the sub-advisory fee and any remaining profits from the Advisory Fee. During months where there are no profits or the funds are not sufficient to cover the entire sub-advisory fee, the sub-advisory fee is automatically waived.
If the amount of the unitary management fee is less than each Fund’s operating expenses and the Adviser-retained amount, the Fund Sponsor is obligated to reimburse the Adviser for the shortfall.
The Adviser-retained amount represents an agreed upon fee arrangement between the Adviser and Fund Sponsor. This arrangement calls for the Fund Sponsor to pay the Adviser a fee and reimburse the Adviser for certain Fund operating expenses it paid pursuant to the Advisory Agreement.
APPROVAL OF ADVISORY AGREEMENT & INVESTMENT SUB-ADVISORY AGREEMENT
A discussion regarding the basis for the Board’s approval of the Advisory Agreement and the Sub-Advisory Agreement with respect to the Funds will be available in each Fund’s first Form N-CSR.
Manager of Managers Structure
The Adviser and the Trust have received an exemptive order (the “Order”) from the SEC that allows each Fund to operate in a “manager of managers” structure whereby the Adviser can appoint and replace unaffiliated sub-advisers, and enter into, amend and terminate sub-advisory agreements with such sub-advisers, each subject to Board approval, but without obtaining prior shareholder approval (“Manager of Managers Structure”). Each Fund will, however, inform shareholders of the hiring of any new sub-adviser within 90 days after the hiring, to the extent the Fund is relying on the Order. The Order provides each Fund with greater flexibility and efficiency by preventing the Fund from incurring the expense and delays associated with obtaining shareholder approval of such sub-advisory agreements.
To the extent each Fund relies on the Order, a Fund’s use of the Manager of Managers Structure is subject to certain conditions that are set forth in the Order. Under the Manager of Managers Structure, the Adviser has the ultimate responsibility, subject to oversight by the Board, to oversee sub-advisers and recommend their hiring, termination and replacement. The Adviser will also, subject to the review and approval of the Board, set each Fund’s overall investment strategy; evaluate, select and recommend sub-advisers to manage all or a portion of each Fund’s assets; and implement procedures reasonably designed to ensure that each sub-adviser complies with each Fund’s investment goal, policies and restrictions. Subject to review by the Board, the Adviser will allocate and, when appropriate, reallocate each Fund’s assets among sub-advisers and monitor and evaluate the sub-advisers’ performance.
PORTFOLIO MANAGERS
Each portfolio manager is primarily responsible for various functions related to portfolio management, including, but not limited to, making recommendations (or implementing) with respect to the following: investing cash inflows, implementing investment strategy, researching and reviewing investment strategy, and overseeing members of the portfolio management team with more limited responsibilities.
Patrick A. Snell, CFA, CAIA – Vice President, Portfolio Manager.
Patrick serves as Portfolio Manager to all five Funds. He has more than 30 years of experience in investment management and is a driving force behind the firm’s investment strategies. He joined Sequoia in 2023. Prior to joining Sequoia, Patrick worked at other investment advisory firms where he served in various roles, including Senior Equity Research Analyst, followed by roles as Director of Research, Portfolio Manager and Chief Investment Officer. He is a member of the CFA Institute and CFA Society of Nashville and holds the Chartered Alternative Investment Analyst designation.
James Hargadon, CFA, CAIA - Vice President and Head of Manager Research.
James serves as Portfolio Manager to the Sequoia Select Global Equity ETF. He earned his Bachelor of Science degree in Finance and Economics from Lehigh University. Prior to Sequoia, he was a senior manager research analyst at PNC Private Bank. He was also a manager research analyst at Xponance, formerly FIS Group. Previously, James was an equity analyst at Chartwell Investment
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Partners. He began his career in operations at Fiserv Securities. James is a member of the CFA Institute and CFA Society of Philadelphia.
The Statement of Additional Information (“SAI”) provides additional information about the portfolio managers, including other accounts each manages, their ownership in each Fund, and compensation.
OTHER SERVICE PROVIDERS
PINE Distributors LLC (the “Distributor”) serves as the distributor of Creation Units (defined below) for the Fund on an agency basis. The Distributor does not maintain a secondary market in Shares.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, is the administrator, fund accountant, and transfer agent for the Funds.
U.S. Bank National Association is the custodian for the Funds.
Practus, LLP, 11300 Tomahawk Creek Parkway, Suite 310, Leawood, Kansas 66211, serves as legal counsel to the Trust.
Tait, Weller & Baker LLP, 50 South 16th Street, Suite 2900, Philadelphia, Pennsylvania 19102, serves as each Fund’s independent registered public accounting firm. The independent registered public accounting firm is responsible for auditing the annual financial statements of each Fund.
THE EXCHANGE
Shares are not sponsored, endorsed or promoted by the Exchange. The Exchange is not responsible for, nor has it participated in, the determination of the timing of, prices of, or quantities of Shares to be issued, nor in the determination or calculation of the equation by which Shares are redeemable. The Exchange has no obligation or liability to owners of Shares in connection with the administration, marketing or trading of Shares. Without limiting any of the foregoing, in no event shall the Exchange have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
BUYING AND SELLING FUND SHARES
Each Fund issues and redeems Shares at NAV only in large blocks known as “Creation Units,” which only APs (typically, broker-dealers) may purchase or redeem. Creation Units are generally issued and redeemed only in-kind for securities although a portion may be in cash.
Shares will trade on the secondary market, however, which is where most retail investors will buy and sell Shares. It is expected that only a limited number of institutional investors, called Authorized Participants or “APs,” will purchase and redeem Shares directly from the Funds. APs may acquire Shares directly from the Funds, and APs may tender their Shares for redemption directly to the Funds, at NAV per Share only in large blocks, or Creation Units. Purchases and redemptions directly with each Fund must follow the Fund’s procedures, which are described in the SAI.
Except when aggregated in Creation Units, Shares are not redeemable with each Fund.
BUYING AND SELLING SHARES ON THE SECONDARY MARKET
Most investors will buy and sell Shares in secondary market transactions through brokers and, therefore, must have a brokerage account to buy and sell Shares. Shares can be bought or sold through your broker throughout the trading day like shares of any publicly traded issuer. The Trust does not impose any redemption fees or restrictions on redemptions of Shares in the secondary market. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered prices in the secondary market for Shares. The price at which you buy or sell Shares (i.e., the market price) may be more or less than the NAV of the Shares. Unless imposed by your broker, there is no minimum dollar amount you must invest in the Funds and no minimum number of Shares you must buy.
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Shares of each Fund are listed on the Exchange under the following symbol:

Fund	Trading Symbol
Sequoia Select Equity Income ETF	SFEI
Sequoia Select Large Core ETF	SFLC
Sequoia Select Large Growth ETF	SFLG
Sequoia Select SMID ETF	SFSM
Sequoia Select Global Equity ETF	SFGS
The Exchange is generally open Monday through Friday and is closed for weekends and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.
For information about buying and selling Shares on the Exchange or in the secondary markets, please contact your broker or dealer.
Book Entry. Shares are held in book entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”), or its nominee, will be the registered owner of all outstanding Shares and is recognized as the owner of all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely on the procedures of DTC and its participants. These procedures are the same as those that apply to any stocks that you hold in book entry or “street name” through your brokerage account. Your account information will be maintained by your broker, which will provide you with account statements, confirmations of your purchases and sales of Shares, and tax information. Your broker also will be responsible for distributing income dividends and capital gain distributions and for ensuring that you receive shareholder reports and other communications from the Funds.
Share Trading Prices. The trading prices of Shares may differ from the applicable Fund’s daily NAV and can be affected by market forces of supply and demand for Shares, the prices of the applicable Fund’s portfolio securities, economic conditions and other factors.
The Exchange, through the facilities of the Consolidated Tape Association or another market information provider, intends to disseminate the approximate value of each Fund’s portfolio every fifteen seconds during regular U.S. trading hours. This approximate value should not be viewed as a “real-time” update of the NAV of the fund because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day. The quotations for certain investments may not be updated during U.S. trading hours if such holdings do not trade in the U.S., except such quotations may be updated to reflect currency fluctuations. Each Fund is not involved in, or responsible for, the calculation or dissemination of the approximate values and makes no warranty as to the accuracy of these values.
Continuous Offering. The method by which Creation Units of Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Units of Shares are issued and sold by the Funds on an ongoing basis, a “distribution,” as such term is used in the Securities Act, may occur at any point. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirements and liability provisions of the Securities Act. For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent Shares and sells the Shares directly to customers or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a characterization as an underwriter.
Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(a)(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the Investment Company Act of 1940, as amended (the “Investment Company Act”). As a result, broker-dealer firms should note that dealers who are not “underwriters” but are participating in a distribution (as contrasted with engaging in ordinary secondary market transactions) and thus dealing with the Shares that are part of an overallotment within the meaning of Section 4(a)(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act is only available with respect to transactions on a national exchange.
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ACTIVE INVESTORS AND MARKET TIMING
The Board has evaluated the risks of market timing activities by the Funds’ shareholders. The Board noted that Shares can be purchased and redeemed directly from the Funds only in Creation Units by APs and that the vast majority of trading in Shares occurs on the secondary market. Because the secondary market trades do not directly involve the Funds, it is unlikely those trades would cause the harmful effects of market timing, including dilution, disruption of portfolio management, increases in each Fund’s trading costs and the realization of capital gains. With regard to the purchase or redemption of Creation Units directly with the Funds, to the extent effected in-kind (i.e., for securities), the Board noted that those trades do not cause the harmful effects (as previously noted) that may result from frequent cash trades. To the extent trades are effected in whole or in part in cash, the Board noted that those trades could result in dilution to the Funds and increased transaction costs, which could negatively impact each Fund’s ability to achieve its investment objective, although in certain circumstances (e.g., in conjunction with a reallocation of each Fund’s investments), such trades may benefit Fund shareholders by increasing the tax efficiency of the Funds. The Board also noted that direct trading by APs is critical to ensuring that Shares trade at or close to NAV. In addition, the Funds will impose transaction fees on purchases and redemptions of Shares to cover the custodial and other costs incurred by the Funds in effecting trades. Given this structure, the Board determined that it is not necessary to adopt policies and procedures to detect and deter market timing of Shares.
DISTRIBUTION AND SERVICE PLAN
Each Fund has adopted the Plan pursuant to Rule 12b-1 under the Investment Company Act. Under the Plan, each Fund may be authorized to pay distribution fees of up to 0.25% of its average daily net assets each year to the Distributor and other firms that provide distribution and shareholder services (“Service Providers”). As of the date of this Prospectus, the maximum amount payable under the Plan is set at 0% until further action by the Board. In the event 12b-1 fees are charged, over time they would increase the cost of an investment in the Funds because they would be paid on an ongoing basis.
NET ASSET VALUE
The NAV of Shares is calculated each business day as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m., Eastern time.
Each Fund calculates its NAV per Share by:
•Taking the current market value of its total assets,
•Subtracting any liabilities, and
•Dividing that amount by the total number of Shares owned by shareholders.
If you buy or sell Shares on the secondary market, you will pay or receive the market price, which may be higher or lower than NAV. Your transaction will be priced at NAV only if you purchase or redeem your Shares in Creation Units.
Because securities listed on foreign exchanges may trade on weekends or other days when each Fund does not price its Shares, the NAV of the Fund, to the extent it may hold foreign securities, may change on days when shareholders will not be able to purchase or sell Shares. In particular, where all or a portion of each Fund’s underlying securities trade in a market that is closed when the market in which the Fund’s shares are listed and trading in that market is open, there may be changes between the last quote from its closed foreign market and the value of such security during the Fund’s domestic trading day. In addition, please note that this in turn could lead to differences between the market price of each Fund’s shares and the underlying value of those shares.
Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a nonexchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.
The value of assets denominated in foreign currencies is converted into U.S. dollars using exchange rates deemed appropriate by the Funds.
Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities.
If a market price is not readily available or is deemed not to reflect market value, the Funds will determine the price of the security held by the Fund based on a determination of the security’s fair value pursuant to policies and procedures approved by the Board.
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To the extent each Fund holds securities that may trade infrequently, fair valuation may be used more frequently. Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Shares. However, when each Fund uses fair valuation to price securities, it may value those securities higher or lower than another fund would have priced the security. Also, the use of fair valuation may cause the Shares’ NAV performance to diverge from the Shares’ market price and from the performance of various benchmarks used to compare each Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate.
FUND WEBSITE AND DISCLOSURE OF PORTFOLIO HOLDINGS
The Trust maintains a website for the Funds at https://etf.sequoia-financial.com. Among other things, the website includes this Prospectus and the SAI, and will include the Funds’ annual and semi-annual reports to shareholders, financial information, holdings, and proxy information. The website shows each Fund’s daily NAV per share, market price, and premium or discount, each as of the prior business day. The website also shows the extent and frequency of each Fund’s premiums and discounts. Further, the website includes each Fund’s median bid-ask spread over the most recent thirty calendar days.
Each day a Fund is open for business, the Trust publicly disseminates each Fund’s full portfolio holdings as of the close of the previous day through its website at https://etf.sequoia-financial.com. A description of the Trust’s policies and procedures with respect to the disclosure of a Fund’s portfolio holdings is available in the SAI.
INVESTMENTS BY OTHER INVESTMENT COMPANIES
For purposes of the Investment Company Act, Shares are issued by a registered investment company and purchases of such Shares by registered investment companies and companies relying on Section 3(c)(1) or 3(c)(7) of the Investment Company Act are subject to the restrictions set forth in Section 12(d)(1) of the Investment Company Act, except as permitted by Rule 6c-11, Rule 12d1-4, or an exemptive order of the SEC.
DIVIDENDS, DISTRIBUTIONS, AND TAXES
As with any investment, you should consider how your investment in Shares will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in Shares.
Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA, you need to be aware of the possible tax consequences when:
•Your Fund makes distributions,
•You sell your Shares listed on the Exchange, and
•You purchase or redeem Creation Units.
Dividends and Distributions
Dividends and Distributions. Each Fund intends to elect and intends to qualify each year as a regulated investment company under the Internal Revenue Code of 1986, as amended. As a regulated investment company, a Fund generally pays no U.S. federal income tax on the income and gains it distributes to you. Each Fund expects to declare and to distribute its net investment income, if any, to shareholders as dividends quarterly. Each Fund will distribute net realized capital gains, if any, at least annually. A Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate U.S. federal excise or income taxes on the Fund. The amount of any distribution will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gains distribution. Distributions may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available.
Avoid “Buying a Dividend.” At the time you purchase Shares of a Fund, the Fund’s NAV may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. For taxable investors, a subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying Shares in a Fund just before it declares an income dividend or capital gains distribution is sometimes known as “buying a dividend.”
Taxes
Tax Considerations. Each Fund expects, based on its investment objective and strategies, that its distributions, if any, will be taxable as ordinary income, capital gains, or some combination of both. This is true whether you reinvest your distributions in additional Shares or receive them in cash. For U.S. federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gain no matter how long you
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have owned your Shares. A portion of income dividends reported by a Fund may be qualified dividend income eligible for taxation by certain shareholders at long-term capital gain rates provided certain holding period requirements are met.
Taxes on Sales of Shares. A sale or exchange of Shares is a taxable event and, accordingly, a capital gain or loss will generally be recognized. Currently, any capital gain or loss realized upon a sale of Shares generally is treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less. The ability to deduct capital losses may be limited.
Medicare Tax. An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Shares) of U.S. individuals, estates, and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your U.S. federal income tax return.
Backup Withholding. By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains or proceeds from the sale of your Shares. A Fund also must backup withhold if the Internal Revenue Service (“IRS”) instructs it to do so. When backup withholding is required, the amount will be 24% of any distributions or proceeds paid.
State and Local Taxes. Fund distributions and gains from the sale or exchange of your Shares generally are subject to applicable state and local taxes.
Taxes on Purchase and Redemption of Creation Units. An AP who exchanges equity securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time of purchase and the exchanger’s aggregate basis in the securities surrendered and the cash amount paid. A person who exchanges Creation Units for equity securities generally will recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the aggregate market value of the securities received and the cash amount received. The IRS, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether the wash sale rules apply and when a loss might not be deductible.
Under current U.S. federal tax laws, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less.
If a Fund redeems Creation Units in cash, it may recognize more capital gains than it will if it redeems Creation Units in-kind.
Foreign Tax Credits. If a Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you as a foreign tax credit.
Non-U.S. Investors. Non-U.S. investors may be subject to U.S. federal withholding tax at a 30% or lower treaty rate and are subject to special U.S. federal tax certification requirements to avoid backup withholding and claim any treaty benefits. An exemption from U.S. federal withholding tax is provided for capital gain dividends paid by a Fund from long-term capital gains, if any. However, interest-related dividends paid by a Fund from its qualified net interest income from U.S. sources and short-term capital gain dividends may be exempt from U.S. withholding provided the Fund makes certain designations and other requirements are met. Furthermore, notwithstanding such exemptions from U.S. federal withholding at the source, any such dividends and distributions of income and capital gains will be subject to U.S. federal backup withholding at a rate of 24% if you fail to properly certify that you are not a U.S. person. In addition, U.S. estate tax may apply to Shares of a Fund.
Other Reporting and Withholding Requirements. Under the Foreign Account Tax Compliance Act (FATCA), each Fund will be required to withhold a 30% tax on (i) income dividends paid by the Fund, and (ii) possibly in the future, certain capital gain distributions and the proceeds arising from the sale of Shares paid by the Fund, to certain foreign entities, referred to as foreign financial institutions or non-financial foreign entities, that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.
Possible Tax Law Changes. At the time that this prospectus is being prepared, various administrative and legislative changes to the U.S. federal tax laws are under consideration, but it is not possible at this time to determine whether any of these changes will be made or what the changes might entail.
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This discussion of “Dividends, Distributions and Taxes” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about U.S. federal, state, local or foreign tax consequences before making an investment in a Fund.
FINANCIAL HIGHLIGHTS
Each Fund is newly organized and therefore has not yet had any operations as of the date of this Prospectus and does not have financial highlights to present at this time.
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If you would like more information about the Funds and the Trust, the following documents are available free, upon request:
ANNUAL/SEMI-ANNUAL REPORTS TO SHAREHOLDERS
Additional information about each Fund will be in its annual and semi-annual reports to shareholders and in Form N-CSR. The annual report explains the market conditions and investment strategies affecting each Fund’s performance during the last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements.
STATEMENT OF ADDITIONAL INFORMATION
The SAI dated August 12, 2026, which contains more details about the Funds, is incorporated by reference in its entirety into this Prospectus, which means that it is legally part of this Prospectus.
Recent information regarding each Fund covered by this Prospectus, including its NAV, market price, premiums and discounts, and bid/ask spreads, is available on the Funds’ website listed below. To receive a free copy of the latest annual or semi-annual report, or the SAI, or to request additional information about the Funds, please contact us as follows:

Call:	(215) 330-4476

Write:	3803 West Chester Pike, Suite 150
Newtown Square, PA 19073

Visit:	https://etf.sequoia-financial.com
INFORMATION PROVIDED BY THE SECURITIES AND EXCHANGE COMMISSION
Reports and other information about the Funds are also available:
•Free of charge from the SEC’s EDGAR database on the SEC’s website at http://www.sec.gov; or
•For a duplicating fee, by e-mail request to publicinfo@sec.gov.

Investment Company Act File No. 811-22961.
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EA SERIES TRUST
STATEMENT OF ADDITIONAL INFORMATION

August 12, 2026

Sequoia Select Equity Income ETF	Ticker Symbol: SFEI
Sequoia Select Large Core ETF	Ticker Symbol: SFLC
Sequoia Select Large Growth ETF	Ticker Symbol: SFLG
Sequoia Select SMID ETF	Ticker Symbol: SFSM
Sequoia Select Global Equity ETF	Ticker Symbol: SFGS

each of the above listed on NYSE Arca, Inc.
This Statement of Additional Information (“SAI”) describes the Sequoia Select Equity Income ETF, Sequoia Select Large Core ETF, Sequoia Select Large Growth ETF, Sequoia Select SMID ETF, and Sequoia Select Global Equity ETF (each, a “Fund” and, collectively, the “Funds”), each of which is a series of the EA Series Trust (formerly known as Alpha Architect ETF Trust) (the “Trust”). Shares of each Fund will be listed and traded on the NYSE Arca, Inc. (the “Exchange”). Empowered Funds, LLC dba EA Advisers (the “Adviser”) serves as the investment adviser to the Funds, and Sequoia Financial Group, LLC (the “Sub-Adviser”), serves as sub-adviser to the Funds. PINE Distributors LLC (the “Distributor”) serves as the Distributor for the Funds.
Shares of the Funds are neither guaranteed nor insured by the U.S. Government.
This SAI, dated August 12, 2026, as supplemented from time to time, is not a prospectus. It should be read in conjunction with the Funds’ Prospectus, dated August 12, 2026, as supplemented from time to time, which incorporates this SAI by reference. Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. A copy of the Prospectus may be obtained without charge by writing to the Distributor, calling (215) 330-4476 or visiting https://etf.sequoia-financial.com.
When available, a copy of each Fund’s annual and semi-annual reports may be obtained without charge by writing to EA Advisers, 3803 West Chester Pike, Suite 150, Newtown Square, PA 19073, calling (215) 330-4476 or visiting https://etf.sequoia-financial.com.

GLOSSARY
The following terms are used throughout this SAI, and have the meanings used below (note that various other terms are defined in the text of this SAI):
“1933 Act” means the Securities Act of 1933, as amended.
“1934 Act” means the Securities Exchange Act of 1934, as amended.
“Adviser” means Empowered Funds, LLC dba EA Advisers.
“Authorized Participant” means a broker-dealer or other participant in the Continuous Net Settlement System of the National Securities Clearing Corporation (NSCC) or a participant in DTC with access to the DTC system, and who has executed an agreement with the Distributor that governs transactions in the Funds’ Creation Units.
“Balancing Amount” means an amount equal to the difference between the NAV of a Creation Unit and the market value of the In-Kind Creation (or Redemption) Basket, used to ensure that the NAV of a Fund Deposit (or Redemption) (other than the Transaction Fee), is identical to the NAV of the Creation Unit being purchased.
“Board” or “Trustees” means the Board of Trustees of the Trust.
“Business Day” means any day on which the Trust is open for business.
“Cash Component” means an amount of cash consisting of a Balancing Amount calculated in connection with creations.
“Cash Redemption Amount” means an amount of cash consisting of a Balancing Amount calculated in connection with redemptions.
“Code” means the Internal Revenue Code of 1986, as amended.
“Creation Unit” means an aggregation of a specified number of Shares that each Fund issues and redeems on a continuous basis at NAV.
“Distributor” means PINE Distributors LLC.
“Dodd-Frank Act” means the Dodd-Frank Wall Street Reform and Consumer Protection Act.
“DTC” means the Depository Trust Company.
“Exchange” means the NYSE Arca, Inc.
“ETF” means an exchange-traded fund.
“FINRA” means the Financial Industry Regulatory Authority.
“Fund” means a series of the Trust described in this SAI: the Sequoia Select Equity Income ETF, Sequoia Select Large Core ETF, Sequoia Select Large Growth ETF, Sequoia Select SMID ETF, and Sequoia Select Global Equity ETF.
“Fund Deposit” means the In-Kind Creation Basket and Cash Component necessary to purchase a Creation Unit from a Fund.
“Fund Redemption” means the In-Kind Redemption Basket and Cash Redemption Amount received in connection with the redemption of a Creation Unit.
“In-Kind Creation Basket” means the basket of securities to be deposited to purchase Creation Units of a Fund.
“In-Kind Redemption Basket” means the basket of securities a shareholder will receive upon redemption of a Creation Unit.
“Investment Company Act” or “1940 Act” means the Investment Company Act of 1940, as amended.
“IRS” means the Internal Revenue Service.
“NAV” means the net asset value of a Fund.
“NSCC” means the National Securities Clearing Corporation.
“NYSE” means the New York Stock Exchange, Inc.
“Prospectus” means the Funds’ Prospectus, dated August 12, 2026, as amended and supplemented from time to time.
“SAI” means this Statement of Additional Information, dated August 12, 2026, as amended and supplemented from time to time.
“SEC” means the United States Securities and Exchange Commission.

“Shares” means the shares of a Fund.
“Sub-Adviser” means Sequoia Financial Group, LLC.
“Transaction Fee” is a fee that may be imposed to compensate the Trust or its custodian for costs incurred in connection with transactions for Creation Units. The Transaction Fee, when applicable, is comprised of a flat (or standard) fee and may include a variable fee. For the Transaction Fees applicable to each Fund, see “Transaction Fees” in this SAI.
“Trust” means the EA Series Trust, a Delaware statutory trust.
TRUST AND FUND OVERVIEW
The Trust is a Delaware statutory trust formed on October 11, 2013. The Trust is an open-end management investment company registered under the Investment Company Act. The investment objectives of the Funds can be found in the Funds’ Prospectus. The offering of the Shares is registered under the 1933 Act.
This SAI relates only to the following Funds: Sequoia Select Equity Income ETF, Sequoia Select Large Core ETF, Sequoia Select Large Growth ETF, Sequoia Select SMID ETF, and Sequoia Select Global Equity ETF.
Diversification
Each Fund is a non-diversified ETF. As a non-diversified fund, each Fund is permitted to invest a larger percentage of its assets in fewer issuers than diversified funds. Thus, each Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio and may be more susceptible to greater losses because of these developments.
EXCHANGE LISTING AND TRADING
Shares of each Fund will be listed and traded on the Exchange. Shares trade on the Exchange or in secondary markets at prices that may differ from their NAV, because such prices may be affected by market forces (such as supply and demand for Shares). As is the case with other securities traded on an exchange, when you buy or sell Shares on the Exchange or in the secondary markets your broker will normally charge you a commission or other transaction charges. Further, the Trust reserves the right to adjust the price of Shares in the future to maintain convenient trading ranges for investors (namely, to maintain a price per Share that is attractive to investors) by share splits or reverse share splits, which would have no effect on the NAV.
There can be no assurance that the requirements of the Exchange necessary to maintain the listing of Shares will continue to be met. The Exchange may, but is not required to, remove the Shares of a Fund from listing if: (i) following the initial 12 month period beginning at the commencement of trading of the Fund, there are fewer than 50 beneficial owners of the Shares for 30 or more consecutive trading days, or (ii) such other event shall occur or condition exist that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. The Exchange will remove the Shares from listing and trading upon termination of a Fund.
The Funds are not sponsored, endorsed, sold or promoted by the Exchange. The Exchange makes no representation or warranty, express or implied, to the owners of Shares or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the Funds to achieve their objectives. The Exchange has no obligation or liability in connection with the administration, marketing or trading of the Funds.
DISCLOSURE OF PORTFOLIO HOLDINGS
The Board has adopted a policy regarding the disclosure of information about the Funds’ portfolio securities. Under the policy, portfolio holdings of the Funds, which will form the basis for the calculation of NAV on a Business Day, are publicly disseminated prior to the opening of trading on the Exchange that Business Day through financial reporting or news services, including the website https://etf.sequoia-financial.com. In addition, each Business Day a portfolio composition file, which displays the In-Kind Creation Basket and Cash Component, is publicly disseminated prior to the opening of the Exchange via the NSCC.
INVESTMENT POLICIES AND RESTRICTIONS
The Trust has adopted the following investment restrictions as fundamental policies with respect to each Fund. These restrictions cannot be changed with respect to a Fund without the approval of the holders of a majority of the outstanding voting securities of the affected Fund. For the purposes of the 1940 Act, a “majority of outstanding shares” means the vote of the lesser of: (1) 67% or more of the Fund voting securities present at the meeting if the holders of more than 50% of a Fund’s outstanding voting securities are present or represented by proxy; or (2) more than 50% of the outstanding voting securities of a Fund.

The investment policies enumerated in this section may be changed with respect to the Funds only by a vote of the holders of a majority of a Fund’s outstanding voting securities, except as noted below:
Each Fund:
1. May not borrow money, except to the extent permitted by the Investment Company Act, the rules and regulations thereunder and any applicable exemptive relief.
2. May not issue senior securities, except to the extent permitted by the Investment Company Act, the rules and regulations thereunder and any applicable exemptive relief.
3. May not engage in the business of underwriting securities except to the extent that the Fund may be considered an underwriter within the meaning of the 1933 Act in the acquisition, disposition or resale of its portfolio securities or in connection with investments in other investment companies, or to the extent otherwise permitted under the Investment Company Act, the rules and regulations thereunder and any applicable exemptive relief.
4. May not purchase or sell real estate, except to the extent permitted under the Investment Company Act, the rules and regulations thereunder and any applicable exemptive relief.
5. May not purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments, and provided that this limitation does not prevent the Fund from (i) purchasing or selling securities of companies that purchase or sell commodities or that invest in commodities; (ii) engaging in any transaction involving currencies, options, forwards, futures contracts, options on futures contracts, swaps, hybrid instruments or other derivatives; or (iii) investing in securities, or transacting in other instruments, that are linked to or secured by physical or other commodities.
6. May not make loans, except to the extent permitted under the Investment Company Act, the rules and regulations thereunder and any applicable exemptive relief.
7. Will not concentrate its investments in a particular industry or group of industries, as that term is used in the Investment Company Act.
The following notations are not considered to be part of a Fund’s fundamental investment limitation and are subject to change without shareholder approval. If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of each Fund’s investments will not constitute a violation of such limitation. Thus, each Fund may continue to hold a security even though it causes the Fund to exceed a percentage limitation because of fluctuation in the value of the Fund’s assets, except that any borrowing by the Fund that exceeds the fundamental investment limitations stated above must be reduced to meet such limitations within the period required by the Investment Company Act or the relevant rules, regulations or interpretations thereunder, as described below.
With respect to the fundamental investment limitation relating to borrowing set forth in (1) above, pursuant to Section 18(f)(1) of the Investment Company Act, each Fund may not issue any class of senior security or sell any senior security of which it is the issuer, except that a Fund shall be permitted to borrow from any bank so long as immediately after such borrowings, there is an asset coverage of at least 300% and that in the event such asset coverage falls below this percentage, the Fund shall reduce the amount of its borrowings, within three days, to an extent that the asset coverage shall be at least 300%.
With respect to the fundamental investment restriction regarding real estate set forth in (4) above, each Fund will not make direct investments in real estate unless acquired as a result of ownership of securities or other instruments, although each Fund may purchase and sell other interests in real estate including securities which are secured by real estate, or securities of companies which make real estate loans or own, or invest or deal in, real estate.
With respect to the fundamental investment limitation relating to lending set forth in (6) above, this means that each Fund may not make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties. The fundamental investment limitation relating to lending restricts, but does not prevent entirely, each Fund’s (i) lending of portfolio securities, (ii) purchase of debt securities, other debt instruments, loan participations and/or engaging in direct corporate loans in accordance with its investment goals and policies, and (iii) use of repurchase agreements to the extent the entry into a repurchase agreement is deemed to be a loan.
With respect to the fundamental investment limitation relating to concentration set forth in (7) above, the Investment Company Act does not define what constitutes “concentration” in an industry. The SEC staff has taken the position that investment of more than 25% of a Fund’s total assets in one or more issuers conducting their principal activities in the same industry or group of industries constitutes concentration. It is possible that interpretations of concentration could change in the future.

For purposes of applying the limitation set forth in the concentration policy, each Fund, with respect to its equity holdings, may use the FactSet Revere Business Industry Classification System, Standard Industrial Classification (SIC) Codes, North American Industry Classification System (NAICS) Codes, MSCI Global Industry Classification System, FTSE/Dow Jones Industry Classification Benchmark (ICB) system or any other reasonable industry classification system (including systems developed by the Adviser and/or the Sub-Adviser) to identify each industry. Securities of the U.S. government (including its agencies and instrumentalities), tax-exempt securities of state or municipal governments and their political subdivisions (and repurchase agreements collateralized by government securities), and securities of other investment companies are not considered to be issued by members of any industry, except as noted below. In addition, exchange-traded products or other pooled investment vehicles whose primary exposure is to physical commodities or commodity prices (such as funds that hold physical gold or other commodities) will not be treated as securities issued by members of any industry for purposes of the Fund’s concentration policy. Each Fund will look through a private activity municipal debt security whose principal and interest payments are derived principally from the assets and revenues of a non-governmental entity in order to determine the industry to which the investments should be allocated when determining a Fund’s compliance with its concentration policies. With respect to a Fund’s investment in underlying investment companies, each Fund will consider the holdings of other investment companies for which the Adviser serves as investment adviser when determining a Fund’s compliance with its concentration policies. A Fund’s method of applying the limitation set forth in its concentration policy may differ from the methods used by the Trust’s other series.
INVESTMENT OBJECTIVE, INVESTMENT STRATEGIES AND RISKS
The investment objective, principal strategies of, and risks of investing in each Fund are described in the Prospectus. Unless otherwise indicated in the Prospectus or this SAI, the investment objective and policies of a Fund may be changed without shareholder approval.
General Investment Risks
All investments in securities and other financial instruments involve a risk of financial loss. No assurance can be given that a Fund’s investment program will be successful. Investors should carefully review the descriptions of a Fund’s principal investments and their risks described in its Prospectus and this SAI.
The Funds or the underlying funds in which a Fund invests may also engage in the following investment strategies or techniques (except where indicated otherwise).
Equity Securities
The equity portion of a Fund’s portfolio may be comprised of common stocks traded on domestic securities exchanges or on the over the counter (“OTC”) market. In addition to common stocks, the equity portion of the Fund’s portfolio may also include preferred stocks, convertible preferred stocks, and convertible bonds and warrants. Prices of equity securities in which a Fund invests (either directly or indirectly through the Fund’s investment in shares of other investment companies) may fluctuate in response to many factors, including, but not limited to, the activities of the individual companies whose securities the Fund owns, general market and economic conditions, interest rates, and specific industry changes. Such price fluctuations subject the Fund to potential losses. In addition, regardless of any one company’s prospects, a declining stock market may produce a decline in prices for all equity securities, which could also result in losses for the Fund. Market declines may continue for an indefinite period, and investors should understand that during temporary or extended bear markets, the value of equity securities will decline.
Convertible securities entitle the holder to receive interest payments or a dividend preference until the security matures or is redeemed, or the conversion privilege is exercised. As a result of the conversion feature, the interest rate or dividend preference on a convertible security is generally less than would be the case if the securities were issued in non-convertible form. Warrants entitle the holder to purchase equity securities at specific prices for a certain period of time. The prices do not necessarily move parallel to the prices of the underlying securities and the warrants have no voting rights, receive no dividends, and have no rights with respect to the assets of the issuer.
Preferred Stocks
A Fund may invest in exchange-listed preferred stocks. Preferred stocks include convertible and non-convertible preferred and preference stocks that are senior to common stock. Preferred stocks are equity securities that are senior to common stock with respect to the right to receive dividends and a fixed share of the proceeds resulting from the issuer’s liquidation. Some preferred stocks also entitle their holders to receive additional liquidation proceeds on the same basis as holders of the issuer’s common stock, and thus represent an ownership interest in the issuer. Depending on the features of the particular security, holders of preferred stock may bear the risks disclosed in the Prospectus or this SAI regarding equity or fixed income securities.

Securities Lending
Each of the Funds may make secured loans of its portfolio securities; however, securities loans will not be made if, as a result, the aggregate amount of all outstanding securities loans by a Fund exceeds 33 1/3% of its total assets (including the market value of collateral received). For purposes of complying with a Fund’s investment policies and restrictions, collateral received in connection with securities loans is deemed an asset of the Fund to the extent required by law.
To the extent a Fund engages in securities lending, securities loans will be made to broker-dealers that the Adviser believes to be of relatively high credit standing pursuant to agreements requiring that the loans continuously be collateralized by cash, liquid securities, or shares of other investment companies with a value at least equal to the market value of the loaned securities. As with other extensions of credit, a Fund bears the risk of delay in the recovery of the securities and of loss of rights in the collateral should the borrower fail financially. A Fund also bears the risk that the value of investments made with collateral may decline.
For each loan, the borrower usually must maintain with a Fund’s custodian collateral with an initial market value at least equal to 102% of the market value of the domestic securities loaned (or 105% of the market value of foreign securities loaned), including any accrued interest thereon. Such collateral will be marked-to-market daily, and if the coverage falls below 100%, the borrower will be required to deliver additional collateral equal to at least 102% of the market value of the domestic securities loaned (or 105% of the foreign securities loaned).
A Fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. A Fund also continues to receive any distributions paid on the loaned securities. A Fund seeks to maintain the ability to obtain the right to vote or consent on proxy proposals involving material events affecting securities loaned. However, a Fund bears the risk of delay in the return of the security, impairing the Fund’s ability to vote on such matters. A Fund may terminate a loan at any time and obtain the return of the securities loaned within the normal settlement period for the security involved.
The Adviser will retain lending agents on behalf of the Funds that are compensated based on a percentage of a Fund’s return on its securities lending. A Fund may also pay various fees in connection with securities loans, including shipping fees and custodian fees.
Risks of Securities Lending
Securities lending involves counterparty risk, including the risk that the loaned securities may not be returned or returned in a timely manner and/or a loss of rights in the collateral if the borrower or the lending agent defaults or fails financially. This risk will be increased if a continuation of the current downturn in the economic conditions in the United States and around the world, particularly the recent failures of several major financial services firms, causes further declines in the securities markets and/or causes further financial instability in the borrowers or lending agents. This risk is increased when a Fund’s loans are concentrated with a single or limited number of borrowers. There are no limits on the number of borrowers a Fund may use, and the Funds may lend securities to only one or a small group of borrowers. Funds participating in securities lending bear the risk of loss in connection with investments of the cash collateral received from the borrowers, which do not trigger additional collateral requirements from the borrower.
Real Estate Investment Trusts (REITs)
An equity REIT owns real estate properties directly and generates income from rental and lease payments. Equity REITs also have the potential to generate capital gains as properties are sold at a profit. A mortgage REIT makes construction, development, and long-term mortgage loans to commercial real estate developers and earns interest income on these loans. A hybrid REIT holds both properties and mortgages. To avoid taxation at the corporate level, REITs must distribute most of their earnings to shareholders.
Investments in REITs are subject to many of the same risks as direct investments in real estate. In general, real estate values can be affected by a variety of factors, including, but not limited to, supply and demand for properties, general or local economic conditions, and the strength of specific industries that rent properties. Ultimately, a REIT’s performance depends on the types and locations of the properties it owns and on how well the REIT manages its properties. For example, rental income could decline because of extended vacancies, increased competition from nearby properties, tenants’ failure to pay rent, regulatory limitations on rents, fluctuations in rental income, variations in market rental rates, or incompetent management. Property values could decrease because of overbuilding in the area, environmental liabilities, uninsured damages caused by natural disasters, a general decline in the neighborhood, losses because of casualty or condemnation, increases in property taxes, or changes in zoning laws.
The value of a REIT may also be affected by changes in interest rates. Rising interest rates generally increase the cost of financing for real estate projects, which could cause the value of an equity REIT to decline. During periods of declining interest rates, mortgagors may elect to prepay mortgages held by mortgage REITs, which could lower or diminish the yield on the REIT. REITs are also subject to heavy cash-flow dependency, default by borrowers, and changes in tax and regulatory requirements. In addition, a REIT may fail to meet the requirements for qualification and taxation as a REIT under the Code and/or fail to maintain exemption from the 1940 Act.

Depositary Receipts
The Funds may invest in foreign securities by purchasing depositary receipts, including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), and Global Depositary Receipts (“GDRs”). These securities may not necessarily be denominated in the same currency as the securities which they represent. Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets, GDRs, in bearer form, are issued and designed for use outside the United States and EDRs (also referred to as Continental Depositary Receipts (“CDRs”)), in bearer form, may be denominated in other currencies and are designed for use in European securities markets. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. EDRs are European receipts evidencing a similar arrangement. GDRs are receipts typically issued by non-United States banks and trust companies that evidence ownership of either foreign or domestic securities. For purposes of a Fund’s investment policies, ADRs, GDRs and EDRs are deemed to have the same classification as the underlying securities they represent. Thus, an ADR, GDR or EDR representing ownership of common stock will be treated as common stock.
Repurchase Agreements
The Funds may enter into repurchase agreements with banks and broker-dealers. A repurchase agreement is an agreement under which securities are acquired by a Fund from a securities dealer or bank subject to resale at an agreed upon price on a later date. The acquiring Fund bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities. Such a default may subject a Fund to expenses, delays, and risks of loss including: (i) possible declines in the value of the underlying security while the Fund seeks to enforce its rights, (ii) possible reduced levels of income and lack of access to income during this period, and (iii) the inability to enforce its rights and the expenses involved in attempted enforcement.
Debt and Other Fixed Income Securities Generally
The Funds may invest in debt securities by purchasing the following: obligations of the U.S. government, its agencies and instrumentalities; corporate debt securities; zero coupon bonds (bonds that are purchased at a discount from their face values and accrue interest at the applicable coupon rate over a period of time); master-demand notes; bank certificates of deposit; time deposits; bankers’ acceptances; commercial paper and other notes; and inflation-indexed securities. Each Fund may invest in debt securities that are investment grade. Investment grade securities include securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by at least two Rating Organizations rating that security, such as Standard & Poor’s Ratings Services (“Standard & Poor’s”) or Moody’s Investors Service, Inc. (“Moody’s”), or rated in one of the four highest rating categories by one Rating Organization if it is the only Rating Organization rating that security or unrated, if deemed to be of comparable quality by the Adviser and traded publicly on the world market. Securities rated Baa and BBB are the lowest that are considered “investment grade” obligations. Moody’s describes securities rated Baa as “subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.” Standard & Poor’s describes securities rated BBB as “regarded as having adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.” For securities rated BBB, Fitch states that “...expectations of default risk are currently low...capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.” Each Fund, at the discretion of the Adviser, may retain a debt security that has been downgraded below the initial investment criteria.
Debt and other fixed income securities include fixed and floating rate securities of any maturity. Fixed rate securities pay a specified rate of interest or dividends. Floating rate securities pay a rate that is adjusted periodically by reference to a specified index or market rate. Fixed and floating rate securities include securities issued by federal, state and local governments and related agencies, and by a wide range of private issuers, and generally are referred to in this SAI as “fixed income securities.” Indexed bonds are a type of fixed income security whose principal value and/or interest rate is adjusted periodically according to a specified instrument, index or other statistic (e.g., another security, inflation index or currency).
Holders of fixed income securities are exposed to both market and credit risk. Market risk (or “interest rate risk”) relates to changes in a security’s value as a result of changes in interest rates. In general, the values of fixed income securities increase when interest rates fall and decrease when interest rates rise. Credit risk relates to the ability of an issuer to make payments of principal and interest. Obligations of issuers are subject to bankruptcy, insolvency and other laws that affect the rights and remedies of creditors.
Because interest rates vary, to the extent that a Fund invests in fixed income securities, the future income of the Fund cannot be predicted with certainty. To the extent that a Fund invests in indexed securities, the future income of the Fund also will be affected by changes in those securities’ indices over time (e.g., changes in inflation rates or currency rates).

Money Market Instruments and Cash Items
A Fund may temporarily invest a portion of its assets in cash or cash items pending other investments or to maintain liquid assets required in connection with some of the Fund’s investments. A Fund may invest in money market instruments including U.S. Government obligations or corporate debt obligations (including those subject to repurchase agreements). Money market instruments also may include banker’s acceptances and certificates of deposit of domestic branches of U.S. banks, commercial paper, and variable amount demand master notes (“Master Notes”). Banker’s acceptances are time drafts drawn on and “accepted” by a bank. When a bank “accepts” such a time draft, it assumes liability for its payment. When the Fund acquires a banker’s acceptance, the bank that “accepted” the time draft is liable for payment of interest and principal when due. The banker’s acceptance carries the full faith and credit of such bank. A certificate of deposit (“CD”) is an unsecured, interest-bearing debt obligation of a bank. Commercial paper is an unsecured, short-term debt obligation of a bank, corporation, or other borrower. Commercial paper maturity generally ranges from two to 270 days and is usually sold on a discounted basis rather than as an interest-bearing instrument. The Fund will invest in commercial paper only if it is rated in one of the top two rating categories by Moody’s Investors Service, Inc., Standard & Poor’s Ratings Services, or Fitch Ratings, or if not rated, of equivalent quality in the Sub-Adviser’s opinion. Commercial paper may include Master Notes of the same quality. Master Notes are unsecured obligations that are redeemable upon demand of the holder and that permit the investment of fluctuating amounts at varying rates of interest. Master Notes will be acquired by the Fund only through the Master Note program of the Fund’s custodian bank, acting as administrator thereof. The Sub-Adviser will monitor, on a continuous basis, the earnings power, cash flow, and other liquidity ratios of the issuer of a Master Note held by the Fund. A Fund may invest in investment companies that invest primarily in such cash items and other high quality debt securities.
U.S. Government Securities
U.S. government securities include securities issued or guaranteed by the U.S. government or its authorities, agencies or instrumentalities. Different kinds of U.S. government securities have different kinds of government support. For example, some U.S. government securities (e.g., U.S. Treasury bonds) are supported by the full faith and credit of the U.S. Other U.S. government securities are issued or guaranteed by federal agencies or government-chartered or -sponsored enterprises but are neither guaranteed nor insured by the U.S. government.
It is possible that the availability and the marketability (that is, liquidity) of the securities discussed in this section could be adversely affected by actions of the U.S. government to tighten the availability of credit.
As with other fixed income securities, U.S. government securities expose their holders to market risk because their values typically change as interest rates fluctuate. For example, the value of U.S. government securities may fall during times of rising interest rates. Yields on U.S. government securities tend to be lower than those of corporate securities of comparable maturities.
In addition to investing directly in U.S. government securities, a Fund may purchase certificates of accrual or similar instruments evidencing undivided ownership interests in interest payments and/or principal payments of U.S. government securities. Certificates of accrual and similar instruments may be more volatile than other government securities.
A Fund may invest in (i) U.S. Treasury notes, U.S. Treasury bonds, U.S. Treasury bills, and other U.S. Government obligations; (ii) obligations of the Government National Mortgage Association (GNMA) and other U.S. Government sponsored entities that are guaranteed by the U.S. Government; and (iii) obligations of the Federal National Mortgage Association (FNMA), Federal Home Loan Mortgage Corporation (FHLMC), Federal Housing Administration (FHA), Federal Farm Credit Bank (FFCB), Federal Home Loan Bank (FHLB), Student Loan Marketing Association (SLMA), The Tennessee Valley Authority (TVA) and other U.S. Government authorities, agencies, and instrumentalities. While obligations of some U.S. Government sponsored entities are supported by the full faith and credit of the U.S. Government (e.g., GNMA), others are not.
Foreign Investments
Foreign Market Risk. Foreign security investment or exposure involves special risks not present in U.S. investments that can increase the chances that a Fund will lose money. In particular, the Funds are subject to the risk that because there are generally fewer investors on foreign exchanges and a smaller number of shares traded each day, it may be difficult for a Fund to buy and sell securities, or increase or decrease exposures, on those exchanges. In addition, prices of foreign securities may fluctuate more than prices of securities traded in the U.S.
Foreign Economy Risk. The economies of certain foreign markets often do not compare favorably with that of the U.S. with respect to such issues as growth of gross domestic product, reinvestment of capital, resources, and balance of payments positions. Certain foreign economies may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets, or the imposition of punitive taxes. In addition, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain industries. Any of these actions could severely affect security prices, impair a Fund’s ability to purchase or sell foreign securities, or obtain exposure to them, or transfer the Fund’s assets back into the U.S., or otherwise adversely affect the Fund’s operations. Other foreign market risks include foreign exchange controls, difficulties in pricing securities, defaults on foreign government securities, difficulties in enforcing favorable legal judgments in foreign courts, and political and social instability. Legal remedies available to investors in certain foreign countries may be less extensive than those available to investors in the U.S. or other foreign countries. Foreign corporate governance may not be as robust as in the U.S. As a result, protections for minority investors may not be strong, which could affect security prices.
Currency Risk and Exchange Risk. Securities in which the Funds invest, or to which they obtain exposure, may be denominated or quoted in currencies other than the U.S. dollar. Changes in foreign currency exchange rates will affect the value of these securities. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Similarly, when the U.S. dollar decreases in value against a foreign currency, an investment in, or exposure to, a security denominated in that currency gains value because the currency is worth more U.S. dollars. This risk is generally known as “currency risk,” which is the possibility that a stronger U.S. dollar will reduce returns for U.S. investors investing overseas. Foreign currencies also involve the risk that they will be devalued or replaced, adversely affecting the Funds’ investments.
Governmental Supervision and Regulation/Accounting Standards. Many foreign governments supervise and regulate stock exchanges, brokers and the sale of securities to a lesser extent than the U.S. government. Some countries may not have laws to protect investors the way that the U.S. securities laws do. Accounting standards in other countries are not necessarily the same as in the U.S. If the accounting standards in another country do not require as much disclosure or detail as U.S. accounting standards, it may be harder to completely and accurately determine a company’s financial condition.
Certain Risks of Holding Fund Assets Outside the U.S. Foreign securities in which the Funds invest, or to which they obtain exposure, are generally held outside the U.S. in foreign banks and securities depositories. The Funds’ custodian is the Funds’ “foreign custody manager” as provided in Rule 17f-5 under the Investment Company Act. The “foreign custody manager” is responsible for determining that each Fund’s directly-held foreign assets will be subject to reasonable care, based on standards applicable to custodians in relevant foreign markets. However, certain foreign banks and securities depositories may be recently organized or new to the foreign custody business. They may also have operations subject to limited or no regulatory oversight. Also, the laws of certain countries may put limits on a Fund’s ability to recover its assets if a foreign bank or depository or issuer of a security or an agent of any of the foregoing goes bankrupt. In addition, it likely will be more expensive for a Fund to buy, sell and hold securities, or increase or decrease exposures thereto, in certain foreign markets than it is in the U.S. market due to higher brokerage, transaction, custody and/or other costs. The increased expense of investing in foreign markets reduces the amount a Fund can earn on its investments.
Settlement and clearance procedures in certain foreign markets differ significantly from those in the U.S. Foreign settlement and clearance procedures and trade regulations also may involve certain risks (such as delays in payment for or delivery of securities) not typically involved with the settlement of U.S. investments. Settlements in certain foreign countries at times have not kept pace with the number of securities transactions. The problems may make it difficult for the Funds to carry out transactions. If a Fund cannot settle or is delayed in settling a purchase of securities, the Fund may miss attractive investment opportunities and certain of its assets may be uninvested with no return earned thereon for some period. If a Fund cannot settle or is delayed in settling a sale of securities, directly or indirectly, it may lose money if the value of the security then declines or, if it has contracted to sell the security to another party, the Fund could be liable to that party for any losses incurred.
Dividends and interest on, and proceeds from the sale of, foreign securities a Fund holds, or has exposure to, may be subject to foreign withholding or other taxes, and special U.S. federal income tax considerations may apply.
Corporate Debt Securities
The rate of interest on a corporate debt security may be fixed, floating or variable, and may vary inversely with respect to a reference rate. Debt securities may be acquired with warrants attached. A Fund may invest in commercial interests, including commercial paper, master notes and other short-term corporate instruments that are denominated in U.S. dollars. Commercial paper consists of short-term promissory notes issued by corporations. Commercial paper may be traded in the secondary market after its issuance. Master notes are demand notes that permit the investment of fluctuating amounts of money at varying rates of interest pursuant to arrangements with issuers who meet the quality criteria of a Fund. The interest rate on a master note may fluctuate based upon changes in specified interest rates, be reset periodically according to a prescribed formula or be a set rate. Although there is no secondary market in master demand notes, if such notes have a demand future, the payee may demand payment of the principal amount of the note upon relatively short notice. Master notes are generally illiquid and therefore subject to a Fund’s percentage limitations for investments in illiquid securities.
Illiquid Securities
A Fund may invest in illiquid securities (i.e., securities that are not readily marketable). Illiquid securities include, but are not limited to, restricted securities (securities the disposition of which is restricted under the federal securities laws), securities that may only be resold pursuant to Rule 144A under the Securities Act of 1933, as amended (the “Securities Act”), but that are deemed to be illiquid; and repurchase agreements with maturities in excess of seven days. However, a Fund will not acquire illiquid securities if immediately after the acquisition, such securities would comprise more than 15% of the value of the Fund’s net assets. Determinations of liquidity are made pursuant to guidelines contained in the liquidity risk management program of the Trust applicable to the relevant Fund. The Adviser determines and monitors the liquidity of the portfolio securities and reports periodically on its decisions to the Board. In making such liquidity determinations it primarily takes into account the average daily volume of trades. In addition, it may take into account a number of other factors in reaching liquidity decisions, including but not limited to: (1) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (2) the willingness of dealers to undertake to make a market in the security; and (3) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer. In connection with the implementation of the SEC’s liquidity risk management rule and the liquidity risk management program of the Trust applicable to the relevant Fund, the term “illiquid security” is defined as a security that the relevant Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the security.
An institutional market has developed for certain restricted securities. Accordingly, contractual or legal restrictions on the resale of a security may not be indicative of the liquidity of the security. If such securities are eligible for purchase by institutional buyers in accordance with Rule 144A under the Securities Act or other exemptions, the Adviser may determine that the securities are liquid.
Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act. Where registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Fund might obtain a less favorable price than that which prevailed when it decided to sell.
Illiquid securities will be priced at fair value as determined in good faith under procedures adopted by the Board. If, through the appreciation of illiquid securities or the depreciation of liquid securities, a Fund should be in a position where more than 15% of the value of its net assets are invested in illiquid securities, including restricted securities which are not readily marketable, the Fund will take such steps as are deemed advisable, if any, to protect liquidity.
Investments in Other Investment Companies
Each Fund may invest in the securities of other investment companies to the extent permitted by the Investment Company Act, SEC rules thereunder and exemptions thereto. Subject to applicable regulatory requirements, a Fund may invest in shares of both open- and closed-end investment companies (including money market funds and ETFs). The market price for ETF and closed-end fund shares may be higher or lower than, respectively, the ETF’s and closed-end fund’s NAV. Investing in another investment company exposes a Fund to all the risks of that investment company and, in general, subjects it to a pro rata portion of the other investment company’s fees and expenses. As a result, an investment by a Fund in an ETF or investment company could cause the Fund’s operating expenses to be higher and, in turn, performance to be lower than if the Fund were to invest directly in the securities underlying the ETF or investment company.
Section 12(d)(1) of the Investment Company Act restricts investments by registered investment companies (“Investing Funds”) in securities of other registered investment companies, including each Fund. The acquisition of Shares by Investing Funds is subject to the restrictions of Section 12(d)(1) of the Investment Company Act, except as may be permitted by exemptive rules under the Investment Company Act such as Rule 12d1-4 under the Investment Company Act, subject to certain terms and conditions, including that the Investing Fund enter into an agreement with the Funds regarding the terms of the investment.
For purposes of the Investment Company Act, Shares are issued by a registered investment company and purchases of such Shares by registered investment companies and companies relying on Section 3(c)(1) or 3(c)(7) of the Act are subject to the restrictions set forth in Section 12(d)(1) of the Act, except as permitted by an exemptive order of the SEC or rule promulgated under the Act.
Borrowing
Each Fund may borrow money for investment purposes, which is a form of leveraging. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique that increases investment risk while increasing investment opportunity.

Such borrowing may make a Fund’s NAV more volatile than funds that do not borrow for investment purposes because leverage magnifies changes in the Fund’s NAV and on the Fund’s investments. Although the principal of borrowings will be fixed, a Fund’s assets may change in value during the time the borrowing is outstanding. Leverage also creates interest expenses for a Fund. To the extent the income derived from securities purchased with borrowed funds exceeds the interest a Fund will have to pay, the Fund’s net income will be greater than it would be if leverage were not used. Conversely, if the income from the assets obtained with borrowed funds is not sufficient to cover the cost of leveraging, the net income of a Fund will be less than it would be if leverage were not used, and therefore the amount available for distribution to shareholders as dividends will be reduced. The use of derivatives in connection with leverage creates the potential for significant loss. Any leveraging will comply with the applicable requirements of the 1940 Act and the guidance of no-action letters issued by the SEC.
Each Fund may also borrow money to meet redemptions or for other emergency purposes. Such borrowings may be on a secured or unsecured basis at fixed or variable rates of interest. The 1940 Act requires a Fund to maintain continuous asset coverage of not less than 300% with respect to all borrowings. If such asset coverage should decline to less than 300% due to market fluctuations or other reasons, a Fund will be required to reduce the amount of its borrowings within three days (not including Sundays and holidays), and may be required to dispose of some of its portfolio holdings in order to reduce the Fund’s debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to dispose of assets at that time.
Each Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit. Either of these requirements would increase the cost of borrowing over the stated interest rate.
Temporary Defensive Positions
A Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in an attempt to respond to adverse market, economic, political, or other conditions. During such an unusual set of circumstances, a Fund may hold up to 100% of its portfolios in cash or cash equivalent positions (e.g., money market securities, U.S. Government securities, and/or similar securities). When a Fund takes a temporary defensive position, the Fund may not be able to achieve its investment objective.
Portfolio Turnover
Because the Funds have not yet commenced operations, they do not have a portfolio turnover rate to provide.
Cybersecurity Risk
Each Fund, like all companies, may be susceptible to operational and information security risks. Cyber security failures or breaches of the Funds or their service providers or the issuers of securities in which the Funds invest have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. The Funds and their shareholders could be negatively impacted as a result.

MANAGEMENT OF THE FUNDS
Trustees and Officers
The business and affairs of the Trust are managed by its officers under the oversight of its Board. The Board sets broad policies for the Trust and may appoint Trust officers. The Board oversees the performance of the Adviser, the Sub-Adviser, and the Trust’s other service providers. Each Trustee serves until his or her successor is duly elected or appointed and qualified.
The Board is comprised of four Trustees. One Trustee and certain of the officers of the Trust are directors, officers or employees of the Adviser. The other Trustees (the “Independent Trustees”) are not “interested persons” (as defined in Section 2(a)(19) of the Investment Company Act) of the Trust. The fund complex includes all funds advised by the Adviser (“Fund Complex”).
The Trustees, their age, term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex overseen and other directorships, if any, held by each Trustee, are shown below. The officers, their age, term of office and length of time served and their principal business occupations during the past five years are shown below.
The address of each Trustee and each Officer is: c/o EA Series Trust, 3803 West Chester Pike, Suite 150, Newtown Square, PA 19073.

Name and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Daniel Dorn Born: 1975	Trustee	Indefinite term; Since 2014	Associate Professor of Finance, Drexel University, LeBow College of Business (2003–present).	114	None
Michael S. Pagano, Ph.D., CFA® Born: 1962	Trustee and Audit Committee Chairman	Indefinite term; Since 2014	The Robert J. and Mary Ellen Darretta Endowed Chair in Finance, Villanova University (1999–present); Founder, Michael S. Pagano, LLC (business consulting firm) (2008–present).	114	Citadel Federal Credit Union (pro bono service for non-profit)
Chukwuemeka (Emeka) O. Oguh Born: 1983	Trustee	Indefinite term; Since 2018	Co-founder and CEO, PeopleJoy (2016–present).	114	None
Interested Trustee and Officer*
Wesley R. Gray, Ph.D. Born: 1980	Trustee, Chairman of the Board, and President	Indefinite term; Trustee and Chairman of the Board (since 2014); President (since 2025)	Founder and Executive Managing Member, EA Advisers (2013–present); Chief Executive Officer, EA Advisers (2024–present); Founder, Chief Executive Officer, and Chief Investment Officer, Alpha Architect, LLC (2014–present); Chief Compliance Officer, Alpha Architect (2023–present).	114	None
* Dr. Gray is an “interested person,” as defined by the Investment Company Act, because of his employment with and ownership interest in the Adviser.

Officers

Name and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years
Michael D. Barolsky Born: 1981	Vice President and Secretary	Since 2025; President (2024 – 2025)	Chief Legal Officer, EA Advisers (December 2024–present); Chief Executive Officer, EA Advisers (June 2024–December 2024); Senior Vice President, U.S. Bank Global Fund Services (2019–2024).
Joshua J. Hinderliter Born: 1983	Vice President	Since 2025	General Counsel, EA Advisers (2025-present); Vice President, U.S. Bancorp Fund Services, LLC (2024-2025); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2022-2024); Managing Associate, Thompson Hine LLP (2016–2022).
Sean R. Hegarty, CPA Born: 1993	Treasurer	Since 2023; Assistant Treasurer (2022 – 2023)	Chief Operating Officer, EA Advisers (2022–present); Assistant Vice President, U.S. Bank Global Fund Services (2018–2022).
Jessica D. Leighty Born: 1981	Chief Compliance Officer	Since 2022	Chief Compliance Officer, EA Advisers (2021–present); Chief Compliance Officer, Alpha Architect (2021–2023); Chief Compliance Officer, Snow Capital (2015–2021).
Elizabeth A. Winske Born: 1983	Assistant Treasurer	Since 2024	Senior Fund Operations Officer, EA Advisers (2023–present); Vice President, U.S. Bank Global Fund Services (2020–2023).
Marie L. Lostocco, CPA Born: 1985	Assistant Treasurer	Since 2025
Senior Fund Operations Officer, EA Advisers (2025–present); Vice President, BlackRock Corporation Inc. (2021–2025); Vice President, BlackRock Financial Management (2018–2021); Senior Audit Manager, Tait, Weller & Baker LLP (2008–2018).

Kyle Martinelli Born: 1993	Assistant Treasurer	Since 2025	Fund Operations Officer, EA Advisers (2025–present); Assistant Vice President, U.S. Bank Global Fund Services (2015–2025).
Trustee Qualifications
Information on the Trust’s Trustees and Officers appears above including information on the business activities of Trustees during the past five years. In addition to personal qualities, such as integrity, the role of an effective Trustee inherently requires the ability to comprehend, discuss and critically analyze materials and issues presented in exercising judgments and reaching informed conclusions relevant to his duties and fiduciary obligations. The Board believes that the specific background of each Trustee evidences such ability and is appropriate to his serving on the Board. As indicated, Dr. Dorn holds an academic position in the area of finance. Dr. Pagano holds an academic position in the area of finance. Dr. Gray is the Founder and Executive Managing Member of the Adviser and Empirical Finance, LLC d/b/a Alpha Architect. Mr. Oguh is a financial technology entrepreneur, business executive and former mutual fund / ETF analyst.
Board Structure
Dr. Gray is considered to be an Interested Trustee and serves as Chairman of the Board. The Chairman’s responsibilities include: setting an agenda for each meeting of the Board; presiding at all meetings of the Board and, if present, meetings of the Independent Trustees; and, serving as a liaison between the other Trustees, Trust officers, management personnel and counsel. Dr. Gray also serves as President of the Trust.
The Board believes that having an interested Chairman, who is familiar with the Adviser and its operations, while also having three-fourths of the Board composed of Independent Trustees, strikes an appropriate balance that allows the Board to benefit from the insights and perspective of a representative of management while empowering the Independent Trustees with the ultimate decision-making authority. The Board has not appointed a lead Independent Trustee at this time. The Board does not believe that an independent Chairman or lead Independent Trustee would enhance the Board’s effectiveness, as the relatively small size of the Board allows for diverse viewpoints to be shared and for effective communications between and among Independent Trustees and management so that meetings proceed efficiently. Independent Trustees have effective control over the Board’s agenda because they form more than a majority of the Board and can request presentations and agenda topics at Board meetings.
The Board intends to hold four regularly scheduled meetings each year. The Board expects that such meetings will typically be held in person unless the Board determines that meeting by telephone or video conference is appropriate and permitted for the business being conducted at the applicable meeting. The Board may also hold special meetings, as needed, either in person, by telephone, or virtually (if permitted), to address matters arising between regular meetings. The Independent Trustees meet separately at each regularly scheduled in-person (or virtually, if permitted) meeting of the Board; during a portion of each such separate meeting management is not present. The Independent Trustees may also hold special meetings, as needed, either in person, by telephone, or virtually (if permitted).
The Board conducts a self-assessment on an annual basis, as part of which it considers whether the structure of the Board and its Committees is appropriate under the circumstances. Based on such self-assessment, among other things, the Board will consider whether its current structure is appropriate. As part of this self-assessment, the Board will consider several factors, including the number of funds overseen by the Board, their investment objectives, and the responsibilities entrusted to the Adviser and other service providers with respect to the oversight of the day-to-day operations of the Trust and the Fund Complex.
The Board sets broad policies for the Trust and may appoint Trust officers. The Board oversees the performance of the Adviser, the Sub-Adviser, and the Trust’s other service providers. As part of its oversight function, the Board monitors each of the Adviser’s and Sub-Adviser’s risk management, including, as applicable, its management of investment, compliance and operational risks, through the receipt of periodic reports and presentations. The Board has not established a standing risk committee. Rather, the Board relies on Trust officers, advisory personnel and service providers to manage applicable risks and report exceptions to the Board in order to enable it to exercise its oversight responsibility. To this end, the Board receives reports from such parties at least quarterly, including, but not limited to, investment and/or performance reports, distribution reports, Rule 12b-1 reports, valuation reports and internal controls reports. Similarly, the Board receives quarterly reports from the Trust’s chief compliance officer (“CCO”), including, but not limited to, a report on the Trust’s compliance program, and the Independent Trustees have an opportunity to meet separately each quarter with the CCO. The CCO typically provides the Board with updates regarding the Trust’s compliance policies and procedures, including any enhancements to them. The Board expects all parties, including, but not limited to, the Adviser, the Sub-Adviser, service providers and the CCO, to inform the Board on an intra-quarter basis if a material issue arises that requires the Board’s oversight.
The Board generally exercises its oversight as a whole but has delegated certain oversight functions to an Audit Committee. The function of the Audit Committee is discussed in detail below.
Committees
The Board currently has two standing committees: an Audit Committee and a Nominating Committee. Each Independent Trustee serves on each of these committees.
Dr. Pagano serves as the Audit Committee Chairman. The purposes of the Audit Committee are to: (1) oversee generally the Fund Complex’s accounting and financial reporting policies and practices, their internal controls and, as appropriate, the internal controls of certain service providers; (2) oversee the quality, integrity and objectivity of the Fund Complex’s financial statements and the independent audit thereof; (3) assist the full Board with its oversight of the Trust’s compliance with legal and regulatory requirements that relate to the Fund Complex’s accounting and financial reporting, internal controls and independent audits; (4) approve, prior to appointment, the engagement of the Trust’s independent auditors and, in connection therewith, to review and evaluate the qualifications, independence and performance of the Trust’s independent auditors; and (5) act as a liaison between the Trust’s independent auditors and the full Board. For the fiscal year ended November 30, 2025, the Audit Committee met eight times.
The purposes of the Nominating Committee are, among other things, to: (1) identify and recommend for nomination candidates to serve as Trustees and/or on Board committees who are not “interested persons” as defined in Section 2(a)(19) of the Investment Company Act (“Interested Persons”) of the Trust and who meet any independence requirements of Exchange Rule 5.3(k)(1) or the applicable rule of any other exchange on which shares of the Trust are listed; (2) evaluate and make recommendations to the full Board regarding potential trustee candidates who are Interested Persons of the Trust; and (3) review periodically the workload and capabilities of the Trustees and, as the Committee deems appropriate, to make recommendations to the Board if such a review suggests that changes to the size or composition of the Board and/or its committees are warranted. The Committee will generally not consider potential candidates for nomination identified by shareholders. For the fiscal year ended November 30, 2025, the Nominating Committee did not meet as there were no Board vacancies.
Compensation of Trustees
The Trust’s officers and any interested Trustees receive no compensation directly from the Trust.
The Independent Trustees determine the amount of compensation that they receive. In determining compensation for the Independent Trustees, the Independent Trustees take into account a variety of factors including, among other things, their collective significant work experience (e.g., in business and finance, government or academia). The Independent Trustees also recognize that these individuals’ advice and counsel are in demand by other organizations, that these individuals may reject other opportunities because of the time demands of their duties as Independent Trustees, and that they undertake significant legal responsibilities. The Independent Trustees also consider the compensation paid to independent board members of other registered investment company complexes of comparable size.

Independent Trustees are paid an annual retainer for their services, including attendance at meetings of the Board. All Trustees are reimbursed for their travel expenses and other reasonable out-of-pocket expenses incurred in connection with attending Board meetings. In addition, each Independent Trustee is entitled to reimbursement for reasonable out-of-pocket expenses for educational resources, including attending educational programs to stay informed about industry and regulatory developments. The Trust has no pension or retirement plan.
The table shows the compensation paid to Trustees for the fiscal year ended November 30, 2025 by the Fund Complex.*

	Compensation	Compensation Deferred	Total Compensation from the Fund Complex Paid to Trustee
Independent Trustees
Emeka O. Oguh	$172,000	$0	$172,000
Daniel Dorn	$175,625	$0	$175,625
Michael S. Pagano**	$179,375	$0	$179,375
Interested Trustee
Wesley R. Gray***	$0	$0	$0
* The Adviser, and not the Fund, is responsible for compensating the Trustees.
** Dr. Pagano receives additional compensation in his role as Audit Committee Chair.
*** Dr. Gray is an “interested person,” as defined by the Investment Company Act, because of his employment with and ownership interest in the Adviser.
Equity Ownership of Trustees
The following table sets forth the name and dollar range of equity securities of the Fund owned by Trustees as of December 31, 2025.(The Fund has not yet commenced operations).

	Independent Trustees			Interested Trustee
	Emeka O. Oguh	Daniel Dorn	Michael S. Pagano	Wesley R. Gray
	Dollar Range of Equity Securities Owned
Sequoia Select Equity Income ETF	$0	$0	$0	$0
Sequoia Select Large Core ETF	$0	$0	$0	$0
Sequoia Select Large Growth ETF	$0	$0	$0	$0
Sequoia Select SMID ETF	$0	$0	$0	$0
Sequoia Select Global Equity ETF	$0	$0	$0	$0
Aggregate Dollar Range of Shares (All Funds in the Complex)	$50,001-$100,000	Over $100,000	Over $100,000	Over $100,000
As of the date of this SAI, the Fund had not commenced operations. Therefore, none of the Independent Trustees or their immediate family members beneficially owned any securities in the Fund. Further, as of the date of this SAI, none of the Independent Trustees or their immediate family members beneficially owned any securities in any investment adviser, investment sub-adviser, or principal underwriter of the Trust, or in any person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment adviser, investment sub-adviser, or principal underwriter of the Trust.
Codes of Ethics
The Board, on behalf of the Trust, has adopted a Code of Ethics pursuant to Rule 17j-1 under the Investment Company Act. In addition, each of the Adviser and Sub-Adviser has adopted a Code of Ethics pursuant to Rule 17j-1. These Codes of Ethics (each a “Code of Ethics” and together the “Codes of Ethics”) apply to the personal investing activities of trustees, directors, officers and certain employees (“access persons”). Rule 17j-1 and the Codes of Ethics are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in private placements and are prohibited from investing in initial public offerings (“IPOs”). Copies of the Codes of Ethics are on file with the SEC, and are available to the public.
Under the Adviser’s Code of Ethics, the personnel of the Adviser are permitted to invest in the same securities as held by the Funds. However, the trading of such investments is subject to blackout periods. While the Codes of Ethics are reasonably designed to prevent conflicts arising from personal securities transactions by access persons there can be no assurance that these policies and procedures will be effective.
Under its Code of Ethics, the personnel of the Sub-Adviser are permitted to invest in the same securities as held by the Fund. However, the trading of such investments is subject to blackout periods. While the Code of Ethics is reasonably designed to prevent conflicts arising from personal securities transactions by access persons there can be no assurance that these policies and procedures will be effective, however.
Proxy Voting
The Board has delegated authority for making voting decisions with respect to the portfolio securities of the Fund(s) to the Adviser, subject to the Board of Trustees’ continuing oversight. Under this authority, the Adviser is required by the Board to vote proxies related to portfolio securities in the best interests of the Fund and its shareholders. The Adviser has determined, generally, to vote such proxies in accordance with the Broadridge Shareholder Value Model Guidelines (“Broadridge Guidelines”), which are included in Appendix A to this SAI. As such, proxies of the Fund(s) will be voted by the Adviser in accordance with the Broadridge Guidelines unless the Adviser determines otherwise. The Adviser will identify any conflicts that exist between its interests and the Fund(s) by reviewing its relationship with the issuer of each security to determine if the Adviser or any of its employees has any financial, business or personal relationship with the issuer.
If a material conflict of interest exists, the Adviser will determine whether it is appropriate to disclose the conflict to the applicable Fund, to give such Fund an opportunity to vote the proxies itself, or to address the voting issue through other objective means such as voting in a manner consistent with a predetermined voting policy or receiving an independent third-party voting recommendation.
The Trust will annually disclose its complete proxy voting record for the year ended June 30 on Form N-PX. The Trust’s most recent Form N-PX is available without charge, upon request, by calling (215) 330-4476. The Trust’s Form N-PX also is available on the SEC’s website at www.sec.gov and on the Funds’ website at https://etf.sequoia-financial.com.
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
The Adviser owns all the initial Shares issued by the Funds prior to commencement of investment operations and the public launch of the Fund. The Fund had not commenced operations as of the date of this SAI.
Management ownership
The Funds have not commenced operations as of the date of this SAI.
INVESTMENT MANAGEMENT AND OTHER SERVICES
Investment Advisory Agreement
Under investment advisory agreements between the Trust, on behalf of the Fund, and the Adviser (the “Advisory Agreement”), the Fund pays the Adviser a fee at an annualized rate, which is calculated daily and paid monthly, based on its average daily net assets, set forth in the table below:

Fund	Advisory Fee
Sequoia Select Equity Income ETF	0.39%
Sequoia Select Large Core ETF	0.39%
Sequoia Select Large Growth ETF	0.39%
Sequoia Select SMID ETF	0.39%
Sequoia Select Global Equity ETF	0.39%
The Adviser, in turn, compensates the Sub-Adviser from the management fee the Adviser receives. The Funds have not commenced operations prior to the date of this SAI and therefore, the Funds have not yet paid management fees to the Adviser.
The Adviser manages the investment and the reinvestment of the assets of the Fund, in accordance with the investment objective, policies and limitations of the Fund, subject to the general supervision and control of the Board. The Adviser is a registered investment adviser under the Investment Advisers Act of 1940, as amended, and is a limited liability company organized under the laws of Pennsylvania. The address of the Adviser is 3803 West Chester Pike, Suite 150, Newtown Square, PA 19073. The Adviser is wholly-owned by Alpha Architect, LLC. The Adviser was founded in October 2013 and provides investment advisory services to the Funds, other exchange-traded funds, and Alpha Architect, LLC, its parent company.
The following table summarizes the affiliated persons of the Funds who are also affiliated persons of the Adviser.

NAME	FUND AFFILIATION	ADVISER AFFILIATION
Wesley R. Gray, Ph.D.	Trustee, Chairman of the Board, and President	Executive Managing Member and Chief Executive Officer
Michael D. Barolsky	Vice President and Secretary	Chief Legal Officer
Joshua J. Hinderliter	Vice President	General Counsel
Sean R. Hegarty, CPA	Treasurer	Chief Operating Officer
Jessica D. Leighty	Chief Compliance Officer	Chief Compliance Officer
Elizabeth A. Winske	Assistant Treasurer	Senior Fund Operations Officer
Marie L. Lostocco	Assistant Treasurer	Senior Fund Operations Officer
Kyle Martinelli	Assistant Treasurer	Fund Operations Officer
Under the Advisory Agreement for each Fund, the Adviser bears all of the costs of each of the Funds, except for the advisory fee, payments under each Fund’s Rule 12b-1 Distribution and Service Plan (the “Plan”), brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs), litigation expenses and other non-routine or extraordinary expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto).
The Advisory Agreement with respect to a Fund will remain in effect for an initial term of two years from its effective date and thereafter continue in effect for as long as its continuance is specifically approved at least annually, by (1) the vote of the Trustees or by a vote of a majority of the shareholders of such Fund, and (2) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or Interested Persons of any person thereto, cast in person (or virtually, if permitted) at a meeting called for the purpose of voting on such approval. The Advisory Agreement for each Fund provides that it may be terminated at any time, without the payment of any penalty, by the Board or, with respect to a Fund, by a majority of the outstanding shares of a Fund, on 60 days’ written notice to the Adviser, and by the Adviser upon 60 days’ written notice, and that it shall be automatically terminated if it is assigned.
Investment Sub-Adviser
The Trust, on behalf of the Funds, and the Adviser have retained Sequoia Financial Group, LLC, 3500 Embassy Parkway, Akron, Ohio 44333 to serve as sub-adviser for the Funds. Subject to the supervision and oversight of the Adviser and the Board, and pursuant to a Sub-Advisory Agreement between the Adviser and the Sub-Adviser (the “Sub-Advisory Agreement”), the Sub-Adviser evaluates potential investments using publicly available information, and uses both fundamental analyses and quantitative methods. Investment recommendations (e.g., buys and sells) are communicated to the Adviser for review and execution.
For the services it provides to the Funds, the Sub-Adviser is entitled to receive a management fee, which is calculated daily and payable monthly, at an annual rate based on a Fund’s average daily net assets as follows:

Fund	Sub-Advisory Fee
Sequoia Select Equity Income ETF	0.20%
Sequoia Select Large Core ETF	0.20%
Sequoia Select Large Growth ETF	0.20%
Sequoia Select SMID ETF	0.20%
Sequoia Select Global Equity ETF	0.20%
The payment of a management fee by the Adviser to the Sub-Adviser is subject to the terms of the Fund sponsorship agreement described below.
The Sub-Advisory Agreement was approved by the Trustees (including all the Independent Trustees) and holders of a majority of the outstanding Shares, in compliance with the 1940 Act. The Sub-Advisory Agreement will continue in force for an initial period of two years. Thereafter, the Sub-Advisory Agreement is renewable from year to year with respect to the Funds, so long as its continuance is approved at least annually (1) by the vote, cast in person (or virtually if then-permitted) at a meeting called for that purpose, of a majority of those Trustees who are not “interested persons” of the Trust; and (2) by the majority vote of either the full Board or the vote of a majority of the outstanding Shares. The Sub-Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by vote of a majority of the Board or, with respect to the Funds, by a majority of the outstanding Shares of the Funds, or by the Adviser, upon 60 days’ written notice to the Sub-Adviser, or by the Sub-Adviser on 60 days’ written notice to the Adviser and the Trust. The Sub-Advisory Agreement provides that the Sub-Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, fraud, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.
The following table summarizes the affiliated persons of the Funds that are also affiliated persons of the Sub-Adviser.

NAME	AFFILIATION WITH FUNDS	AFFILIATION WITH SUB-ADVISER
Patrick A. Snell, CFA, CAIA	Portfolio Manager	Vice President and Portfolio Manager
James Hargadon, CFA, CAIA	Portfolio Manager	Vice President and Head of Manager Research
The Funds are new and therefore the Adviser has not paid management fees to the Sub-Adviser as of the date of this SAI.
Sponsor
The Adviser has entered into a fund sponsorship agreement with the Sub-Adviser, under which the Sub-Adviser assumes the Adviser’s obligation to pay some of each Fund’s expenses, including its own sub-advisory fee. Although the Sub-Adviser has agreed to be responsible for paying some of each Fund’s expenses, the Adviser retains the ultimate obligation to the Funds to pay them. The Sub-Adviser will also provide marketing support for the Funds, including preparing marketing materials related to the Funds. For these services and payments, the Sub-Adviser is entitled to share in the potential profits generated by the management and operation of the Funds.
Custodian
U.S. Bank National Association (the “Custodian”), located at 1555 North Rivercenter Drive, Suite 302, Milwaukee, Wisconsin 53212, serves as the Custodian of each Fund’s assets. The Custodian has agreed to: (1) make receipts and disbursements of money on behalf of the Funds, (2) collect and receive all income and other payments and distributions on account of each Fund’s portfolio investments and (3) make periodic reports to the Funds concerning the Fund’s operations. The Custodian does not exercise any supervisory function over the purchase and sale of securities. As compensation for these services, the Custodian receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees.
Administrator, Fund Accountant and Transfer Agent
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, (the “Administrator” or “Transfer Agent”), located at 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as Administrator and Fund Accountant to the Funds. The Administrator provides the Funds with all required general administrative services, including, without limitation, clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAV; and the preparation and filing of all reports, updates to registration statements, and all other materials required to be filed or furnished by the Funds under federal and state securities laws. As compensation for these services, the Administrator receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees.
U.S. Bancorp Fund Services, LLC also serves as the Transfer Agent of each Fund’s assets. The Transfer Agent has agreed to: (1) issue and redeem shares of the Funds in Creation Units, (2) make dividend and other distributions to shareholders of the Funds, (3) maintain shareholder accounts and (4) make periodic reports to the Funds. As compensation for these services, the Transfer Agent receives certain out-of-pocket costs and transaction fees which are accrued daily and paid monthly by the Adviser from its fees.
The Funds have not commenced operations as of the date of this SAI and therefore do not have any information regarding fees paid to the Administrator to report as of the date of this SAI.
Securities Lending Agent
U.S. Bank National Association is each Fund’s securities lending agent. As of the date of this SAI, the Funds have not commenced operations and therefore did not have any securities lending information to report.
PORTFOLIO MANAGERS
The following table shows the number of other accounts managed by the portfolio managers and the reporting information is provided as of July 31, 2026 unless otherwise noted:

Type of Accounts	Total Number of Accounts	Total Assets of Accounts (millions)	Total Number of Accounts with Performance Based Fees	Total Assets of Accounts with Performance Based Fees (millions)
Patrick A. Snell, CFA, CAIA
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	4	$3,211	0	$0
James Hargadon, CFA, CAIA[1]
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	9	$5,300	0	$0
1 Other accounts managed and the reporting information is provided as of June 30, 2026.
The following table provides the dollar range of equity securities beneficially owned by the portfolio managers in the Fund as of July 31, 2026.

Portfolio Managers	ETFs Managed by Portfolio Manager	Dollar Range of Equity Securities Owned
Patrick A. Snell, CFA, CAIA	Sequoia Select Equity Income ETF	None
	Sequoia Select Large Core ETF	None
	Sequoia Select Large Growth ETF	None
	Sequoia Select SMID ETF	None
	Sequoia Select Global Equity ETF	None
James Hargadon, CFA, CAIA	Sequoia Select Global Equity ETF	None
The Funds have not commenced operations as of the date of this SAI.
Potential Conflicts of Interest
A portfolio manager’s management of “other accounts” may give rise to potential conflicts of interest in connection with his management of each Fund’s investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as a Fund. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby a portfolio manager could favor one account over another. Another potential conflict could include a portfolio manager’s knowledge about the size, timing and possible market impact of a Fund’s trades, whereby a portfolio manager could use this information to the advantage of other accounts and to the disadvantage of a Fund.
The Sub-Adviser has established policies and procedures reasonably designed to ensure that the purchase and sale of securities among all accounts the Sub-Adviser manages are fairly and equitably allocated. There can be no assurance that these policies and procedures will be effective, however.
Compensation
Mr. Snell’s compensation is comprised of a fixed salary, discretionary and annual incentive bonus based on the overall performance of the managed equity strategies. Mr. Hargadon’s compensation is comprised of a fixed salary and discretionary bonus.
PORTFOLIO TRANSACTIONS AND BROKERAGE
Brokerage Transactions
Depending on prevailing market conditions, portfolio changes will generally be implemented through in-kind transactions (including a Cash Component or Cash Redemption Amount as applicable) for Creation Units or, in certain limited situations, through cash-only transactions for Creation Units. In connection with an in-kind component, the Adviser may nonetheless execute brokerage transactions for a Fund and a Fund may incur brokerage commissions, particularly during the early stages of the Funds’ development or in the case of transactions involving realized losses. In connection with the cash component (or with an all cash transaction), the Adviser will execute brokerage transactions for a Fund in connection with portfolio changes. Generally, equity securities are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer’s mark-up or reflect a dealer’s mark-down. Money market securities and other debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, the Funds will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer’s mark-up or reflect a dealer’s mark-down. When a Fund executes transactions in the over-the-counter market, it will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable.
In addition, the Adviser may place a combined order, often referred to as “bunching,” for two or more accounts it manages, including the Funds, engaged in the purchase or sale of the same security or other instrument if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or Fund. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or a Fund may obtain, it is the opinion of the Adviser and the Board that the advantages of combined orders outweigh the possible disadvantages of separate transactions. In addition, in some instances a Fund effecting the larger portion of a combined order may not benefit to the same extent as participants effecting smaller portions of the combined order. Nonetheless, the Adviser believes that the ability of a Fund to participate in higher volume transactions will generally be beneficial to the Fund.
The Funds have not commenced operations as of the date of this SAI and therefore do not have any information to report regarding brokerage commissions they have paid.
Brokerage Selection
The Trust does not expect to use one particular broker-dealer to effect the Trust’s portfolio transactions. When one or more broker-dealers is believed capable of providing the best combination of price and execution, the Adviser may not select a broker-dealer based on the lowest commission rate available for a particular transaction. The Adviser does not currently use soft dollars.
Brokerage with Fund Affiliates
Although not expected, the Funds may execute brokerage or other agency transactions through registered broker-dealer affiliates of the Funds, the Adviser, the Sub-Adviser or the Distributor for a commission in conformity with the Investment Company Act, the 1934 Act and rules promulgated by the SEC. Under the Investment Company Act and the 1934 Act, affiliated broker-dealers are permitted to receive and retain compensation for effecting portfolio transactions for a Fund on an exchange if a written contract is in effect between the affiliate and the Fund expressly permitting the affiliate to receive and retain such compensation. These rules further require that commissions paid to the affiliate by a Fund for exchange transactions not exceed “usual and customary” brokerage commissions. The rules define “usual and customary” commissions to include amounts that are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.” The Board, including those who are not “interested persons” of the Funds, has adopted procedures for evaluating the reasonableness of commissions paid to affiliates and reviews these procedures periodically.
The Funds have not commenced operations as of the date of this SAI and therefore have not executed brokerage or other agency transactions through registered broker-dealer affiliates of the Funds, the Adviser, the Sub-Adviser, or the Distributor.
Securities of “Regular Broker-Dealers”
The Funds are required to identify any securities of their “regular brokers and dealers” (as such term is defined in the Investment Company Act) that the Funds may hold at the close of their most recent fiscal year. “Regular brokers and dealers” of the Trust are the ten brokers or dealers that, during the most recent fiscal year: (i) received the greatest dollar amounts of brokerage commissions from the Trust’s portfolio transactions; (ii) engaged as principal in the largest dollar amounts of portfolio transactions of the Trust; or (iii) sold the largest dollar amounts of the Trust’s shares.
The Funds have not commenced operations as of the date of this SAI and therefore do not hold any securities of “regular broker dealers.”
THE DISTRIBUTOR
PINE Distributors LLC (the “Distributor”), located at 501 S. Cherry Street, Suite 610, Denver, Colorado 80246, serves as the Distributor for the Funds.
Shares will be continuously offered for sale by the Trust through the Distributor only in Creation Units, as described below under “Transactions in Creation Units.” Shares in less than Creation Units are not distributed by the Distributor. The Distributor also acts as agent for the Trust. The Distributor will deliver a Prospectus to persons purchasing Shares in Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the 1934 Act and a member of FINRA. The Distributor has no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.
The Board has adopted the Plan pursuant to Rule 12b-1 under the Investment Company Act. In accordance with its Plan, each Fund is authorized to pay an amount of 0.25% of its average daily net assets each year for certain distribution-related activities. The Plan was adopted in order to permit the implementation of the Funds’ method of distribution. No fees are currently paid by any Fund under the Plan. In the event such fees were to be charged, over time they would increase the cost of an investment in a Fund because they would be paid on an ongoing basis. If fees were charged under the Plan, the Trustees would receive and review at the end of each quarter a written report provided by the Distributor of the amounts expended under the Plan and the purpose for which such expenditures were made.
The Plan will remain in effect for a period of one year and is renewable from year to year with respect to a Fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the Trustees, and (2) by a vote of the majority of those Independent Trustees who have no direct or indirect financial interest in the Plan (the “Rule 12b-1 Trustees”), cast in person (or virtually, if permitted) at a meeting called for the purpose of voting on such approval. The Plan may not be amended to increase materially the amount of fees paid by any Fund unless such amendment is approved by an Investment Company Act majority vote of the outstanding shares and by the Fund Trustees in the manner described above. The Plan is terminable with respect to a Fund at any time by a vote of a majority of the Rule 12b-1 Trustees or by an Investment Company Act majority vote of the outstanding shares.
ACCOUNTING AND LEGAL SERVICE PROVIDERS
Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP, 50 South 16th Street, Suite 2900, Philadelphia, Pennsylvania 19102, serves as each Fund’s independent registered public accounting firm. The independent registered public accounting firm is responsible for auditing the annual financial statements of the Fund.
Legal Counsel
Practus, LLP, 11300 Tomahawk Creek Parkway, Suite 310, Leawood, Kansas 66211, serves as legal counsel to the Trust.
ADDITIONAL INFORMATION CONCERNING SHARES
Organization and Description of Shares of Beneficial Interest
The Trust is a Delaware statutory trust and registered open-end investment company. The Trust was organized on October 11, 2013 and has authorized capital of an unlimited number of Shares of beneficial interest of no par value that may be issued in more than one class or series. Currently, the Trust consists of multiple series, including each Fund discussed in this SAI (“each Fund”). The Board may designate additional series and classify Shares of a particular series into one or more classes of that series.
Under Delaware law, the Trust is not required to hold an annual meeting of shareholders if the Investment Company Act does not require such a meeting, which it does not. Generally, there will not be annual meetings of Trust shareholders, but if requested by shareholders of at least 10% of the outstanding Shares of the Trust, the Trust will call a meeting of shareholders for the purpose of electing Trustees, provided that the Shareholders requesting such meeting shall have paid the Trust the reasonably estimated cost of preparing and mailing the notice thereof.
All Shares are freely transferable. Shares will not have preemptive rights or cumulative voting rights, and none of the Shares will have any preference to conversion, exchange, dividends, retirements, liquidation, redemption or any other feature. Shares have equal voting rights. The Trust’s Agreement and Declaration of Trust confers upon the Board the power to alter the number of Shares constituting a Creation Unit or to specify that Shares may be individually redeemable. The Trust reserves the right to adjust the stock prices of Shares to maintain convenient trading ranges for investors. Any such adjustments would be accomplished through stock splits or reverse stock splits that would have no effect on the NAV of each Fund.
The Trust’s Agreement and Declaration of Trust disclaims liability of the shareholders or the officers of the Trust for acts or obligations of the Trust that are binding only on the assets and property of the Trust. The Agreement and Declaration of Trust provides for indemnification out of each Fund’s property for all loss and expense of such Fund’s shareholders being held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason. The risk of a Trust shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the applicable Fund itself would not be able to meet the Trust’s obligations and this risk should be considered remote.

If the applicable Fund does not grow to a size to permit it to be economically viable, a Fund may cease operations. In such an event, shareholders may be required to liquidate or transfer their Shares at an inopportune time and shareholders may lose money on their investment.
Book Entry Only System
The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Book Entry.”
DTC acts as securities depository for Shares. Shares are represented by securities registered in the name of DTC or its nominee, Cede & Co., and deposited with, or on behalf of, DTC.
DTC, a limited purpose trust company, was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the NYSE, NYSE Amex Equities and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).
Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase and sale of Shares.
Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the Shares held by each DTC Participant. The Trust shall inquire of each such DTC Participant, directly or through one or more intermediaries, as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.
Fund distributions shall be made to DTC or Cede & Co., as the registered holder of all Shares. DTC or Cede & Co., upon receipt of any such distributions, shall immediately credit DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in Shares as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, and will be the responsibility of such DTC Participants.
The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.
DTC may decide to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions, though there can be no guarantee that such services would be available at a comparable cost.
Transactions In Creation Units
Each Fund sells and redeems Shares in Creation Units on a continuous basis through the Distributor, without a sales load, at the NAV next determined after receipt of an order in proper form on any Business Day. As of the date of this SAI, the Exchange observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. No Fund will issue fractional Creation Units, except in conjunction with a merger or reorganization or for the receipt of securities in-kind at the commencement of the Fund’s operations.

The Board may declare a split or a consolidation in the number of Shares outstanding of a Fund or the Trust and make a corresponding change in the number of Shares in a Creation Unit.
To purchase or redeem any Creation Units from a Fund, you must be, or transact through, an Authorized Participant. In order to be an Authorized Participant, you must be a member or participant of a clearing agency registered with the SEC and have a written agreement (a “Participant Agreement”) with the applicable Fund or one of its service providers that allows the Authorized Participant to place orders for the purchase and redemption of creation units.
Transactions by an Authorized Participant that is a participant in the Continuous Net Settlement System (“Clearing Process”) of the NSCC using the NSCC system are referred to as transactions “through the Clearing Process.” Transactions by an Authorized Participant that is a participant in DTC with access to the DTC system (“DTC Participant”) using the DTC system are referred to as transactions “outside the Clearing Process.”
Investors who are not Authorized Participants but want to transact in Creation Units may contact the Distributor for the names of Authorized Participants. An Authorized Participant may require investors to enter into a separate agreement to transact through it for Creation Units and may require orders for purchases of shares placed with it to be in a particular form. Investors should be aware that their broker may not be an Authorized Participant and, therefore, may need to place any order to purchase or redeem Creation Units through another broker or person that is an Authorized Participant, which may result in additional charges. There are expected to be a limited number of Authorized Participants at any one time.
Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement. Market disruptions and telephone or other communication failures may impede the transmission of orders.
Purchasing Creation Units
Shares may be purchased only in Creation Units at their NAV next determined after receipt of a purchase request in proper form by the applicable Fund through the Distributor and only on a Business Day.
Fund Deposit. The consideration for a Creation Unit of a Fund is the “Fund Deposit”. The Fund Deposit will consist of the In-Kind Creation Basket and Cash Component (computed as described below), or an all cash payment (“Cash Value”), as determined by the Adviser to be in the best interest of the applicable Fund. The standard Fund Deposit with respect to each Fund can be found in the table at the end of this section (the “Order Information Table”).
The Cash Component will typically include an amount reflecting the difference, if any, between the NAV of a Creation Unit and the market value of the securities in the In-Kind Creation Basket (“Balancing Amount”). If the NAV per Creation Unit exceeds the market value of the securities in the In-Kind Creation Basket, the purchaser pays the Balancing Amount to the applicable Fund. By contrast, if the NAV per Creation Unit is less than the market value of the securities in the In-Kind Creation Basket, the Fund pays the Balancing Amount to the purchaser. The Balancing Amount ensures that the consideration paid by an investor for a Creation Unit is exactly equal to the value of the Creation Unit.
The Transfer Agent, in a portfolio composition file sent via the NSCC, generally makes available on each Business Day, immediately prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time), a list of the names and the required number of shares of each security (or contracts of each option) in the In-Kind Creation Basket to be included in the current Fund Deposit for the applicable Fund (based on information about such Fund’s portfolio at the end of the previous Business Day) (subject to amendment or correction). If applicable, the Transfer Agent, through the NSCC, also makes available on each Business Day the estimated Cash Component or Cash Value per Creation Unit based on the previous Business Day.
The announced Fund Deposit is applicable, subject to any adjustments as described below, for purchases of Creation Units of a Fund until such time as the next-announced Fund Deposit is made available. From day to day, the composition of the In-Kind Creation Basket may change as, among other things, corporate actions and investment decisions by the Adviser are implemented for the applicable Fund’s portfolio. All questions as to the composition of the In-Kind Creation Basket and the validity, form, eligibility, and acceptance for deposit of any securities shall be determined by the applicable Fund, and such Fund’s determination shall be final and binding. Each Fund reserves the right to accept a nonconforming (i.e., custom) Fund Deposit.
Payment of any stamp duty or the like shall be the sole responsibility of the Authorized Participant purchasing a Creation Unit. The Authorized Participant must ensure that all Deposit Securities properly denote change in beneficial ownership.
Cash in lieu. Each Fund may, in its sole discretion, permit or require the substitution of an amount of cash (“cash in lieu”) to be added to the Cash Component to replace any security in the In-Kind Creation Basket. Each Fund may permit or require cash in lieu when, for example, the securities in the In-Kind Creation Basket may not be available in sufficient quantity for delivery or may not be eligible for transfer through the systems of DTC or the Clearing Process. Similarly, each Fund may permit or require cash in lieu when, for example, the Authorized Participant or its underlying investor is restricted under U.S. or local securities law or policies from transacting in one or more securities in the In-Kind Creation Basket. Each Fund will comply with the federal securities laws in accepting securities in the In-Kind Creation Basket, including the securities in the In-Kind Creation Basket that are sold in transactions that would be exempt from registration under the 1933 Act.
In all cases, cash and securities should be transferred to the applicable Fund by the “Settlement Date,” which, unless extended as noted below, is generally the Business Day immediately following the Transmittal Date (as defined below). The Settlement Date may be extended if deemed to be in the best interests of the applicable Fund and its shareholders by the Adviser. Persons placing custom orders or orders involving Cash Value should be aware of time deadlines imposed by intermediaries, such as DTC and/or the Federal Reserve Bank wire system, which may delay the delivery of cash and securities by the Settlement Date.
Placement of Creation Orders. All purchase orders must be placed by or through an Authorized Participant. To order a Creation Unit, an Authorized Participant must submit an irrevocable purchase order to the Distributor. In-kind (portions of) purchase orders will be processed through the Clearing Process when it is available. The Clearing Process is an enhanced clearing process that is available only for certain securities and only to DTC Participants that are also participants in the Clearing Process of the NSCC. In-kind (portions of) purchase orders not subject to the Clearing Process will go through a manual clearing process run by DTC. Fund Deposits that include government securities must be delivered through the Federal Reserve Bank wire transfer system (“Federal Reserve System”). Fund Deposits that include cash may be delivered through the Clearing Process or the Federal Reserve System. Certain orders for a Fund may be made outside the Clearing Process. In-kind deposits of securities for such orders must be delivered through the Federal Reserve System (for government securities) or through DTC (for corporate securities) and/or through such other arrangements allowed by the Trust or its agents.
Orders Using the Clearing Process. In connection with creation orders made through the Clearing Process, the Distributor transmits, on behalf of the Authorized Participant, such trade instructions as are necessary to effect the creation order. Pursuant to such trade instructions, the Authorized Participant agrees to deliver the requisite Fund Deposit to the Trust, together with such additional information as may be required by the Distributor. An order to create Creation Units through the Clearing Process is deemed received by the Distributor on the Business Day that the next NAV of the applicable Fund is calculated (the “Transmittal Date”) if (i) such order is received by the Distributor by the applicable cut-off time (see the Order Information Table below) and (ii) all other procedures set forth in the Participant Agreement are properly followed. Cash Components will be delivered using either the Clearing Process or the Federal Reserve System, as described below.
Orders Outside the Clearing Process. Fund Deposits made outside the Clearing Process must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Units will instead be effected through a transfer of securities and cash directly through DTC. With respect to such orders, the Fund Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of the requisite number of securities in the In-Kind Creation Basket (whether standard or custom) through DTC to the relevant Trust account by 11:00 a.m., Eastern time (the “DTC Cut-Off Time”) on the Business Day immediately following the Transmittal Date (unless extended as described herein). The amount of cash equal to the Cash Component, along with any cash in lieu and Transaction Fee (see Transaction Fees below and the Order Information Table below), must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian no later than 12:00 p.m., Eastern time, on the Business Day immediately following the Transmittal Date (unless extended as described herein). The delivery of corporate securities through DTC must occur by 3:00 p.m., Eastern time, on the Business Day immediately following the Transmittal Date (unless extended as described herein). The delivery of government securities through the Federal Reserve System must occur by 3:00 p.m., Eastern time, on the Business Day immediately following the Transmittal Date (unless extended as described herein).
An order to create Creation Units outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor by the applicable cut-off time (see Purchase and Redemption Cut-Off Times below and the Order Information Table below) and (ii) all other procedures set forth in the Participant Agreement are properly followed. If the Custodian does not receive both the required In-Kind Creation Basket by the DTC Cut-Off Time (unless extended as described herein) and the Cash Component and applicable Transaction Fee by the appointed time, such order may be canceled. Upon written notice to the Distributor, a canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then-current In-Kind Creation Basket and Cash Component. Generally, the delivery of Creation Units so created will generally occur no later than the Business Day following the day on which the order is deemed received by the Distributor. The Settlement Date may be extended if deemed to be in the best interests of the applicable Fund and its shareholders by the Adviser. Authorized Participants that submit a canceled order will be liable to the applicable Fund for any losses resulting therefrom.

Orders involving foreign securities are expected to be settled outside the Clearing Process. Thus, upon receipt of an irrevocable purchase order, the Distributor will notify the Adviser and the Custodian of such order. The Custodian, who will have caused the appropriate local sub-custodian(s) of the applicable Fund to maintain an account into which an Authorized Participant may deliver the Fund Deposit (or cash in lieu), with adjustments determined by the applicable Fund, will then provide information of the order to such local sub-custodian(s). The Authorized Participant must also make available on or before the Settlement, by means satisfactory to the applicable Fund, immediately available or same day funds in U.S. dollars estimated by the applicable Fund to be sufficient to pay the Cash Component and Transaction Fee.
While, as stated above, Creation Units are generally delivered the Business Day following the day on which the order is deemed received by the Distributor, except the applicable Fund may settle Creation Unit transactions on a basis other than the one described above to accommodate foreign market holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates (that is the last day the holder of a security can sell the security and still receive dividends payable on the security), and in certain other circumstances.
Acceptance of Orders for Creation Units. The Trust reserves the right to reject a creation order transmitted to it by the Distributor with respect to a Fund if: (i) the order is not in proper form; (ii) the securities delivered do not conform to the In-Kind Creation Basket for the relevant date; (iii) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; or (iv) in the event that circumstances that are outside the control of the Trust, Custodian, Distributor, and Adviser make it practically impossible to process creation orders. Examples of such circumstances include acts of God; public service or utility problems resulting in telephone, telecopy and computer failures; fires, floods, or extreme weather conditions; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Adviser, the Distributor, DTC, NSCC, the Custodian or sub-custodian or any other participant in the creation process; and similar extraordinary events. The Distributor shall notify an Authorized Participant of its or the Trust’s rejection of the order. Each Fund, the Custodian, any sub-custodian, and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits, and they shall not incur any liability for the failure to give any such notification.
Issuance of a Creation Unit. Once a Fund has accepted a creation order, upon next determination of the applicable Fund’s NAV, such Fund will confirm the issuance of a Creation Unit, against receipt of payment, at such NAV. The Distributor will transmit a confirmation of acceptance to the Authorized Participant that placed the order.
Except as provided below, a Creation Unit will not be issued until the applicable Fund obtains good title to the In-Kind Creation Basket securities and the Cash Component, along with any cash in lieu and Transaction Fee.
In certain cases, Authorized Participants will create and redeem Creation Units on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis.
With respect to orders involving foreign securities, when the applicable local sub-custodian(s) has confirmed to the Custodian that the In-Kind Creation Basket (or cash in lieu) has been delivered to the applicable Fund’s account at the applicable sub-custodian(s), the Distributor and the Adviser shall be notified of such delivery, and such Fund will issue and cause the delivery of the Creation Unit.
Creation Units may be created in advance of receipt by the Trust of all or a portion of the applicable In-Kind Creation Basket, provided the purchaser tenders an initial deposit consisting of any available securities in the In-Kind Creation Basket and cash equal to the sum of the Cash Component and at least 105% of the market value, as adjusted from time to time by the Adviser, of the In-Kind Creation Basket securities not delivered (“Additional Cash Deposit”). Such initial deposit will have a value greater than the NAV of the Creation Unit on the date the order is placed.
To the extent securities in the In-Kind Creation Basket remain undelivered, pending delivery of such securities additional cash will be required to be deposited with the Trust as necessary to maintain an Additional Cash Deposit equal to at least 105% (as adjusted by the Adviser) of the daily marked-to-market value of the missing securities. To the extent that either (i) such securities are still not received by 1:00 p.m., Eastern time, on the second Business Day following the day on which the purchase order is deemed received by the Distributor or (ii) a marked-to-market payment is not made within one Business Day following notification to the purchaser and/or Authorized Participant that such a payment is required, the Trust may use the cash on deposit to purchase the missing securities, and the Authorized Participant effectuating such transaction will be liable to the applicable Fund for any costs incurred therein or losses resulting therefrom, including any Transaction Fee, any amount by which the actual purchase price of the missing securities exceeds the Additional Cash Deposit or the market value of such securities on the day the purchase order was deemed received by the Distributor, as well as brokerage and related transaction costs. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing securities have been received by the Trust.
Cash Purchase Method. When cash purchases of Creation Units are available or specified for a Fund, they will be effected in essentially the same manner as in-kind purchases. In the case of a cash purchase, the investor must pay the cash equivalent of the Fund

Deposit. In addition, cash purchases may be subject to Transaction Fees as described below. A cash purchase may cause a Fund to incur certain costs that it would not have had the purchase been in-kind. These costs may include brokerage costs, execution, price movement and other costs and expenses related to the execution of trades by such Fund. To the extent that these costs are not offset by the Transaction Fees, the applicable Fund’s NAV will be negatively impacted.
Redeeming Creation Units
Shares may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by each Fund through the Distributor and only on a Business Day.
Fund Redemptions. The redemption proceeds for a Creation Unit will consist of the In-Kind Redemption Basket and a Cash Redemption Amount (computed as described below), or the Cash Value, in all instances equal to the value of a Creation Unit.
There can be no assurance that there will be sufficient liquidity in Shares in the secondary market to permit assembly of a Creation Unit. In addition, investors may incur brokerage and other costs in connection with assembling a Creation Unit.
The Cash Redemption Amount will typically include a Balancing Amount, reflecting the difference, if any, between the NAV of a Creation Unit and the market value of the securities in the In-Kind Redemption Basket. If the NAV per Creation Unit exceeds the market value of the securities in the In-Kind Redemption Basket, each Fund pays the Balancing Amount to the redeeming investor. By contrast, if the NAV per Creation Unit is less than the market value of the securities in the In-Kind Redemption Basket, the redeeming investor pays the Balancing Amount to each Fund.
The composition of the In-Kind Creation Basket will normally be the same as the composition of the In-Kind Redemption Basket. Otherwise, the In-Kind Redemption Basket will be made available by the Adviser or Transfer Agent. Each Fund reserves the right to accept a nonconforming (i.e., custom) Fund Redemption.
In lieu of an In-Kind Redemption Basket and Cash Redemption Amount, Creation Units may be redeemed consisting solely for the Cash Value if permitted or required by each Fund in its sole discretion. Such redemptions for each Fund may be subject to a variable charge, as explained below. If applicable, information about the Cash Value will be made available by the Adviser or Transfer Agent.
From day to day, the composition of the In-Kind Redemption Basket may change as, among other things, corporate actions are implemented for each Fund’s portfolio. All questions as to the composition of the In-Kind Redemption Basket and the validity, form, eligibility, and acceptance for deposit of any securities shall be determined by each Fund, and each Fund’s determination shall be final and binding.
The right of redemption may be suspended or the date of payment postponed: (i) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the Shares or determination of each Fund’s NAV is not reasonably practicable; or (iv) in such other circumstances as permitted by the SEC, including as described below.
Cash in lieu. Each Fund may, in its sole discretion, permit or require the substitution of an amount of cash (“cash in lieu”) to be added to the Cash Redemption Amount to replace any security in the In-Kind Redemption Basket. Each Fund may permit or require cash in lieu when, for example, the securities in the In-Kind Redemption Basket may not be available in sufficient quantity for delivery or may not be eligible for transfer through the systems of DTC or the Clearing Process. Similarly, each Fund may permit or require cash in lieu when, for example, the Authorized Participant or its underlying investor is restricted under U.S. or local securities law or policies from transacting in one or more securities in the In-Kind Redemption Basket. Each Fund will comply with the federal securities laws in satisfying redemptions with the applicable In-Kind Redemption Basket, including the securities in the In-Kind Redemption Basket that are sold in transactions that would be exempt from registration under the 1933 Act.
Placement of Redemption Orders. Redemptions must be placed to the Transfer Agent through the Distributor. In addition, redemption orders must be processed either through the DTC process or the Clearing Process. To redeem a Creation Unit, an Authorized Participant must submit an irrevocable redemption order to the Distributor.
An Authorized Participant submitting a redemption order is deemed to represent to each Fund that it or, if applicable, the investor on whose behalf it is acting, (i) owns outright or has full legal authority and legal beneficial right to tender for redemption the Creation Unit to be redeemed and can receive the entire proceeds of the redemption, and (ii) all of the Shares in the Creation Unit to be redeemed have not been borrowed, loaned, or pledged to another party nor are they the subject of a repurchase agreement, securities lending agreement, or such other arrangement which would preclude the delivery of such Shares to the applicable Fund. Each Fund reserves the absolute right, in its sole discretion, to verify these representations, but will typically require verification in connection with higher levels of redemption activity and/or short interest in the applicable Fund. If the Authorized Participant, upon receipt of a verification report, does not provide sufficient verification of the requested representations, the redemption order will not be considered to be in proper form and may be rejected by the applicable Fund.
In certain cases, Authorized Participants will create and redeem Creation Units on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis.
Placement of Redemption Orders Using Clearing Process. Orders to redeem Creation Units through the Clearing Process are deemed received by the Trust on the Transmittal Date if (i) such order is received by the Transfer Agent not later than the Standard Cut-Off Time, and (ii) all other procedures set forth in the Participant Agreement are properly followed. Orders deemed received will be effectuated based on the NAV of each Fund as next determined. An order to redeem Creation Units using the Clearing Process made in proper form but received by the Trust after the Standard Cut-Off Time will be deemed received on the Transmittal Date and will be effected at the NAV determined on such Transmittal Date. In connection with such orders, the Distributor transmits on behalf of the Authorized Participant such trade instructions as are necessary to effect the redemption. Pursuant to such trade instructions, the Authorized Participant agrees to deliver the requisite Creation Unit(s) to the applicable Fund, together with such additional information as may be required by the Distributor. Cash Redemption Amounts will be delivered using either the Clearing Process or the Federal Reserve System. The applicable In-Kind Redemption Basket and the Cash Redemption Amount will be transferred to the investor by the second NSCC business day following the date on which such request for redemption is deemed received.
Placement of Redemption Orders Outside Clearing Process. Orders to redeem Creation Units outside the Clearing Process must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Units will instead be effected through transfer of Shares directly through DTC. Such orders are deemed received by the Trust on the Transmittal Date if: (i) such order is received by the Transfer Agent not later than the Standard Cut-Off Time; (ii) such order is accompanied or followed by the delivery of both (a) the Creation Unit(s), which delivery must be made through DTC to the Custodian no later than the DTC Cut-Off Time on the Business Day immediately following the Transmittal Date (unless extended as described herein) and (b) the Cash Redemption Amount by 12:00 p.m., Eastern time, on the Business Day immediately following the Transmittal Date (unless extended as described herein); and (iii) all other procedures set forth in the Participant Agreement are properly followed. After the Trust has deemed such an order received, the Trust will initiate procedures to transfer, and expect to deliver, the requisite In-Kind Redemption Basket and/or any Cash Redemption Amount owed to the redeeming party by the second Business Day following the Transmittal Date on which such redemption order is deemed received by the Trust.
Orders involving foreign securities are expected to be settled outside the Clearing Process. Thus, upon receipt of an irrevocable redemption order, the Distributor will notify the Adviser and the Custodian. The Custodian will then provide information of the redemption to each Fund’s local sub-custodian(s). The redeeming Authorized Participant, or the investor on whose behalf it is acting, will have established appropriate arrangements with a broker-dealer, bank or other custody provider in each jurisdiction in which the securities are customarily traded and to which such securities (and any cash in lieu) can be delivered from the applicable Fund’s accounts at the applicable local sub-custodian(s).
The calculation of the value of the In-Kind Redemption Basket and the Cash Redemption Amount to be delivered/received upon redemption will be made by the Custodian computed on the Business Day on which a redemption order is deemed received by the Trust. Therefore, if a redemption order in proper form is submitted to the Transfer Agent by a DTC Participant or an Authorized Participant with the ability to transact through the Federal Reserve System, as applicable, not later than Standard Cut-Off Time on the Transmittal Date, and the requisite number of Shares of the applicable Fund are delivered to the Custodian prior to the DTC Cut-Off Time, then the value of the In-Kind Redemption Basket and the Cash Redemption Amount to be delivered/received will be determined by the Custodian on such Transmittal Date. If, however, either: (i) the requisite number of Shares of the applicable Fund are not delivered by the DTC Cut-Off Time, as described below, or (ii) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date. In such case, the value of the In-Kind Redemption Basket and the Cash Redemption Amount to be delivered/received will be computed on the Transmittal Date provided that the Shares of the applicable Fund are delivered through DTC to the Custodian by 11:00 a.m., Eastern time, the following Business Day pursuant to a properly submitted redemption order.
If it is not possible to effect deliveries of the securities in the In-Kind Redemption Basket, the Trust may in its discretion exercise its option to redeem Shares in cash, and the redeeming beneficial owner will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that the applicable Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its Shares based on the NAV of Shares of the applicable Fund next determined after the redemption request is received in proper form (minus a Transaction Fee, including a variable charge, if applicable, as described below).
The Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the In-Kind Redemption Basket, or cash in lieu of some securities added to the Cash Component, but in no event will the total value of the securities delivered and the cash transmitted differ from the NAV. Redemptions of Fund Shares for the In-Kind Redemption Basket will be subject to compliance with applicable federal and state securities laws and each Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Trust could not lawfully deliver specific securities in the In-Kind Redemption Basket upon redemptions or could not do so without first registering the securities in the In-Kind Redemption Basket under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular security included in the In-Kind Redemption Basket applicable to the redemption of a Creation Unit may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming beneficial owner of the Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment, beneficial ownership of shares or delivery instructions.
Delivery of Redemption Basket. Once the applicable Fund has accepted a redemption order, upon next determination of that Fund’s NAV, that Fund will confirm the issuance of an In-Kind Redemption Basket, against receipt of the Creation Unit(s) at such NAV, any cash in lieu and Transaction Fee, if applicable. A Creation Unit tendered for redemption and the payment of the Cash Redemption Amount, any cash in lieu and Transaction Fee, if applicable, will be effected through DTC. The Authorized Participant, or the investor on whose behalf it is acting, will be recorded on the book-entry system of DTC.
Cash Redemption Method. When cash redemptions of Creation Units are available or specified for the applicable Fund, at that Fund’s sole discretion, they will be effected in essentially the same manner as in-kind redemptions. In the case of a cash redemption, the investor will receive the cash equivalent of the In-Kind Redemption Basket minus any Transaction Fees, if applicable. Cash redemptions may cause the applicable Fund to incur certain costs that it would not have had had the redemption been in-kind. These costs may include brokerage costs, execution, price movement and other costs and expenses related to the execution of trades by the applicable Fund, including taxable gains or losses it might not have incurred if the redemption had been in-kind. To the extent that these costs are not offset by the Transaction Fees, the applicable Fund’s NAV will be negatively impacted.
Purchase and Redemption Cut-Off Times
All orders and redemptions involving cash in lieu are considered to be “custom.” All other orders and redemptions are considered “standard.” Order cut-off times for standard and custom orders are as shown in the Order Information Table below. On days when the Exchange or bond markets close earlier than normal (such as the day before a holiday), the Order Cut-Off Time (whether standard or custom) is expected to be similarly earlier than normal.
If indicated in the Order Information Table below, orders to purchase Shares directly from the indicated Fund(s) on the next Business Day must be submitted as a “Future Dated Trade” for one or more Creation Units between 4:30 p.m. Eastern time and 5:30 p.m. Eastern time on the prior Business Day and in the manner set forth in the Participant Agreement and/or applicable order form. Such order window is referred to as a “T-1” order window. For such Future Dated Trades, the Transmittal Date will be the Business Day following the date that the order is submitted. For example, to place an order for such a Fund to receive the NAV of the Fund calculated on a Wednesday, the order would need to be submitted as a Future Dated Trade between 4:30 p.m. Eastern time and 5:30 p.m. Eastern time on the preceding Tuesday.
Transaction Fees
Authorized Participants may be required to pay a Transaction Fee as set forth in the Order Information Table below to compensate the Trust or its custodian for costs incurred in connection with creation and redemption transactions.
The Standard Transaction Fee, which is payable to the Trust’s custodian, typically applies to in-kind purchases of the applicable Fund effected through the Clearing Process on any Business Day, regardless of the number of Creation Units purchased or redeemed that day (assuming, in the case of multiple orders on the same day, that the orders are received at or near the same time). A Transaction Fee of up to four times the standard fee may apply to creation and redemption transactions that occur outside the Clearing Process. As shown in the Order Information Table below, certain Fund Deposits consisting of cash-in-lieu or Cash Value may be subject to a variable charge, which is payable to the applicable Fund, of up to 2.00% of the value of the order in addition to the Standard Transaction Fee. The Standard Transaction Fee may be waived on certain orders if the Trust’s custodian has determined to waive the Transaction Fees associated with the order or another party, such as the Adviser, has agreed to pay such fee. The Fund may determine to waive the variable charge on certain orders when such waiver is determined to be in the best interests of Fund shareholders, e.g., for cash creation orders that facilitate the rebalance of the applicable Fund’s portfolio in a more tax efficient manner than could be achieved without such order.
The Fund may adjust the Transaction Fee from time to time. The Standard Transaction Fee is based, in part, on the number of holdings in the applicable Fund’s portfolio and may be adjusted periodically if the number of holdings change. Investors will also be responsible for the costs associated with transferring the securities in the In-Kind Creation (and Redemption) Baskets to (and from) the account of the Trust. Further, investors who, directly or indirectly, use the services of a broker or other intermediary to compose a

Creation Unit in addition to an Authorized Participant to effect a transaction in Creation Units may be charged an additional fee by such intermediary for such services.
Order Information Table

Fund	Ticker	Standard Order Cut-Off Time	Custom Order Cut-Off Time	Standard Transaction Fee	Standard Fund Deposit
Sequoia Select Equity Income ETF	SFEI	4:00 p.m. ET	4:00 p.m. ET	$500	In-Kind
Sequoia Select Large Core ETF	SFLC	4:00 p.m. ET	4:00 p.m. ET	$500	In-Kind
Sequoia Select Large Growth ETF	SFLG	4:00 p.m. ET	4:00 p.m. ET	$500	In-Kind
Sequoia Select SMID ETF	SFSM	4:00 p.m. ET	4:00 p.m. ET	$500	In-Kind
Sequoia Select Global Equity ETF	SFGS	4:00 p.m. ET	4:00 p.m. ET	$500	In-Kind
DETERMINATION OF NET ASSET VALUE
The NAV of Shares is calculated each business day as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m., Eastern time.
Each Fund calculates its NAV per Share by:
•Taking the current market value of its total assets,
•Subtracting any liabilities, and
•Dividing that amount by the total number of Shares owned by shareholders.
If you buy or sell Shares on the secondary market, you will pay or receive the market price, which may be higher or lower than NAV. Your transaction will be priced at NAV only if you purchase or redeem your Shares in Creation Units.
Because securities listed on foreign exchanges may trade on weekends or other days when a Fund does not price its Shares, the NAV of the Fund, to the extent it may hold foreign securities, may change on days when shareholders will not be able to purchase or sell Shares.
Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents using current exchange rates deemed appropriate for a Fund, which approximates fair value.
If a market price is not readily available or is deemed not to reflect market value, a Fund will determine the price of the security held by the Fund based on a determination of the security’s fair value pursuant to policies and procedures approved by the Board. Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Shares. However, when a Fund uses fair valuation to price securities, it may value those securities higher or lower than another fund would have priced the security. Also, the use of fair valuation may cause the Shares’ NAV performance to diverge from the Shares’ market price and from the performance of various benchmarks used to compare a Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate.
Subject to its oversight, the Board has delegated primary responsibility for determining or causing to be determined the value of each Fund’s investments to the Adviser, pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. In accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of the Funds. If the Adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any.

As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports.
Repurchase agreements are generally valued at par. Pricing services will be used to determine the value of a fixed income investment. In certain circumstances, short-term instruments may be valued on the basis of amortized cost.
Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities. Each investment company values securities and other instruments in a manner as described in that investment company’s prospectus.
TAXES
The following is a summary of certain additional material tax considerations generally affecting a Fund and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of a Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.
This “Taxes” section is based on the Code and applicable U.S. Treasury Regulations in effect on the date of this SAI. Future legislative, regulatory, or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the tax rules applicable to a Fund and its shareholders. Any of these changes or court decisions may have a retroactive effect.
In addition, no attempt is made to address tax concerns applicable to an investor with a special tax status such as a financial institution, real estate investment trust (“REIT”), insurance company, regulated investment company (“RIC”), individual retirement account (“IRA”), other tax-exempt entity, dealer in securities, or non-U.S. investor. Furthermore, this discussion does not reflect possible application of the alternative minimum tax. Unless otherwise noted, this discussion assumes Shares are held by U.S. shareholders and that such Shares are held as capital assets.
A U.S. shareholder is a beneficial owner of Shares of a Fund that is for U.S. federal income tax purposes:
•a citizen or individual resident of the United States (including certain former citizens and former long-term residents);
•a corporation or other entity treated as a corporation for U.S. federal income tax purposes, created or organized in or under the laws of the United States or any state thereof or the District of Columbia;
•an estate, the income of which is subject to U.S. federal income taxation regardless of its source; or
•a trust with respect to which a court within the United States is able to exercise primary supervision over its administration and one or more U.S. persons have the authority to control all of its substantial decisions or the trust has a valid election in effect under applicable U.S. Treasury Regulations to be treated as a U.S. person.
A “Non-U.S. investor” is a beneficial owner of Shares of a Fund that is an individual, corporation, trust or estate and is not a U.S. shareholder. If a partnership (including any entity treated as a partnership for U.S. federal income tax purposes) holds Shares, the tax treatment of a partner in the partnership generally depends upon the status of the partner and the activities of the partnership. A partner of a partnership holding the Shares should consult its own tax advisor with respect to the purchase, ownership and disposition of Shares by the partnership.
The description below is for general information only and is not tax advice. All investors should consult their own tax advisors as to the U.S. federal, state, local and foreign tax provisions applicable to them.
Taxation of the Funds
Each Fund is treated as a separate corporation for U.S. federal income tax purposes. Losses in a Fund do not offset gains in another fund in the Fund Complex and the requirements (other than certain organizational requirements) for qualifying for RIC status as described below are determined at the Fund level rather than the Trust level.
Each Fund intends to elect and qualify each year as a RIC under Subchapter M of the Code. If a Fund so qualifies, the Fund will not be subject to U.S. federal income tax on the portion of its investment company taxable income (that is, generally, taxable interest, dividends, net short-term capital gains, and other taxable ordinary income, net of expenses, without regard to the deduction for dividends paid) and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders.

To qualify for treatment as a RIC, a Fund must satisfy the following requirements:
•Distribution Requirement — a Fund must distribute an amount equal to the sum of at least 90% of its investment company taxable income and 90% of its net tax-exempt income, if any, for the tax year (including, for purposes of satisfying this distribution requirement, certain distributions made by a Fund after the close of its taxable year that are treated as made during such taxable year).
•Income Requirement — a Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived from its business of investing in such stock, securities or currencies and net income derived from qualified publicly traded partnerships (“QPTPs”). See “Tax Treatment of Portfolio Transactions – Investments in Partnerships and QPTPs” below.
•Asset Diversification Test — a Fund must satisfy the following asset diversification test at the close of each quarter of the Fund’s tax year: (i) at least 50% of the value of the Fund’s assets must consist of cash and cash items, U.S. government securities, securities of other RICs, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund’s total assets in securities of an issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (ii) no more than 25% of the value of the Fund’s total assets may be invested in the securities of any one issuer (other than U.S. government securities or securities of other RICs) or of two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses, or, in the securities of one or more QPTPs.
If a Fund fails this Income Requirement as long as such failure was due to reasonable cause and not willful neglect it is subject to a penalty for non-compliance, which is generally the amount by which the non-qualifying income exceeds one-ninth of the qualifying gross income.
Similarly, if a Fund fails the Asset Diversification Test and the failure is not de minimis, the Fund can cure if: (i) it files with the U.S. Treasury Department a description of each asset that caused it to fail the Asset Diversification Test; (ii) the failure is due to reasonable cause and not willful neglect; and (iii) the failure is cured within six months (or such other period specified by the U.S. Treasury Department). In such cases, a tax is imposed on the Fund equal to the greater of: (i) $50,000 or (ii) an amount determined by multiplying the highest rate of tax (currently 21%) by the amount of net income generated during the period of Asset Diversification Test failure by the assets that caused the Fund to fail the Asset Diversification Test.
In some circumstances, the character and timing of income realized by a Fund for purposes of the Income Requirement or the identification of the issuer for purposes of the Asset Diversification Test is uncertain under current law with respect to a particular investment, and an adverse determination or future guidance by the IRS with respect to such type of investment may adversely affect the Fund’s ability to satisfy these requirements. See, “Tax Treatment of Portfolio Transactions” below with respect to the application of these requirements to certain types of investments. In other circumstances, a Fund may be required to sell portfolio holdings in order to meet the Income Requirement, Distribution Requirement, or Asset Diversification Test, which may have a negative impact on the Fund’s income and performance. In lieu of potential disqualification, a Fund is permitted to pay a tax for certain failures to satisfy the Asset Diversification Test or Income Requirement, which, in general, are limited to those due to reasonable cause and not willful neglect.
A Fund may use “equalization accounting” (in lieu of making some cash distributions) in determining the portion of its income and gains that has been distributed. If a Fund uses equalization accounting, it will allocate a portion of its undistributed investment company taxable income and net capital gain to redemptions of Shares and will correspondingly reduce the amount of such income and gains that it distributes in cash. Certain aspects of equalization accounting are uncertain under current law. If the IRS determines that a Fund’s allocation is improper and that the Fund has under-distributed its income and gain for any taxable year, the Fund may be liable for U.S. federal income and/or excise tax. If, as a result of such adjustment, the applicable Fund fails to satisfy the Distribution Requirement, the Fund will not qualify that year as a RIC the effect of which is described in the following paragraph.
If for any taxable year a Fund does not qualify as a RIC, all of its taxable income (including its net capital gain) would be subject to U.S. federal income tax at regular corporate rates, regardless of whether such income was distributed. Distributions to a Fund’s shareholders of such income and gain would not be deductible by such Fund in computing its taxable income. In such event, a Fund’s distributions, to the extent derived from the Fund’s current or accumulated earnings and profits, would constitute ordinary dividends, which would generally be eligible for the dividends-received deduction available to corporate U.S. shareholders, and non-corporate U.S. shareholders would generally be able to treat such distributions as qualified dividend income eligible for preferential rates of U.S. federal income taxation, if holding period and other requirements are satisfied. Distributions in excess of a Fund’s current and accumulated earnings and profits would be treated first as a return of capital to the extent of a shareholder’s tax basis in its Shares, and any remaining distributions would be treated as capital gain. Failure to qualify as a RIC would thus have a negative impact on a Fund’s income and performance. Subject to savings provisions for certain failures to satisfy the Income Requirement or Asset Diversification Test, which, in general, are limited to those due to reasonable cause and not willful neglect, it is possible that a Fund will not qualify as a RIC in any given tax year. Even if such savings provisions apply, a Fund may be subject to a monetary sanction of $50,000 or more. Moreover, the Board reserves the right not to maintain the qualification of a Fund as a RIC if it determines such a course of action to be beneficial to shareholders.
To qualify as a RIC in a subsequent taxable year, a Fund would be required to satisfy the Income Requirement, the Asset Diversification Test, and the Distribution Requirement for that year and dispose of any earnings and profits from any year in which the Fund failed to qualify for tax treatment as a RIC. Subject to a limited exception applicable to RICs that qualified as such under the Code for at least one year prior to disqualification and that requalify as a RIC no later than the second year following the nonqualifying year, a Fund would be subject to tax on any unrealized built-in gains in the assets held by it during the period in which the Fund failed to qualify for tax treatment as a RIC that are recognized within the subsequent five years, unless the Fund made a special election to pay corporate-level tax on such built-in gain at the time of its requalification as a RIC.
Portfolio Turnover. For investors that hold their Shares in a taxable account, a high portfolio turnover rate may result in higher taxes. This is because a fund with a high turnover rate is likely to accelerate the recognition of capital gains and more of such gains are likely to be taxable as short-term rather than long-term capital gains in contrast to a comparable fund with a low turnover rate. Any such higher taxes would reduce a Fund’s after-tax performance. See, “Taxation of Fund Distributions – Distributions of Capital Gain” below. For Non-U.S. investors, any such acceleration of the recognition of capital gains that results in more short-term and less long-term capital gains being recognized by a Fund may cause such investors to be subject to increased U.S. withholding taxes. See, “Non-U.S. Investors – Capital Gain Dividends” and “Short-Term Capital Gain Dividends and Interest Related Dividends” below.
Capital Loss Carryovers. The capital losses of a Fund, if any, do not flow through to shareholders. Rather, a Fund may use its capital losses, subject to applicable limitations, to offset its capital gains without being required to pay taxes on or distribute to shareholders such gains that are offset by the losses. Rules similar to those that apply to capital loss carryovers of individuals apply to RICs. Thus, if a Fund has a “net capital loss” (that is, capital losses in excess of capital gains), the excess (if any) of the Fund’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund’s next taxable year, and the excess (if any) of the Fund’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund’s next taxable year. Any such net capital losses of a Fund that are not used to offset capital gains may be carried forward indefinitely to reduce any future capital gains realized by the Fund in succeeding taxable years. The amount of capital losses that can be carried forward and used in any single year is subject to an annual limitation if there is a more than 50% “change in ownership” of a Fund. An ownership change generally results when shareholders owning 5% or more of a Fund increase their aggregate holdings by more than 50% over a three-year look-back period. An ownership change could result in capital loss carryovers being used at a slower rate, thereby reducing a Fund’s ability to offset capital gains with those losses. An increase in the amount of taxable gains distributed to a Fund’s shareholders could result from an ownership change. A Fund undertakes no obligation to avoid or prevent an ownership change, which can occur in the normal course of shareholder purchases and redemptions or as a result of engaging in a tax-free reorganization with another fund. Moreover, because of circumstances beyond a Fund’s control, there can be no assurance that a Fund will not experience, or has not already experienced, an ownership change. Additionally, if a Fund engages in a tax-free reorganization with another fund, the effect of these and other rules not discussed herein may be to disallow or postpone the use by a Fund of its capital loss carryovers (including any current year losses and built-in losses when realized) to offset its own gains or those of the other fund, or vice versa, thereby reducing the tax benefits Fund shareholders would otherwise have enjoyed from use of such capital loss carryovers.
Deferral of Late Year Losses. Each Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining such Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar year (see, “Taxation of Fund Distributions – Distributions of Capital Gain” below). A “qualified late year loss” includes:
(1)any net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year (“post-October losses”), and
(2)the excess, if any, of (1) the sum of (a) specified losses incurred after October 31 of the current taxable year, and (b) other ordinary losses incurred after December 31 of the current taxable year, over (2) the sum of (a) specified gains incurred after October 31 of the current taxable year, and (b) other ordinary gains incurred after December 31 of the current taxable year.
The terms “specified losses” and “specified gains” mean ordinary losses and gains from the sale, exchange, or other disposition of property (including the termination of a position with respect to such property), foreign currency losses and gains, and losses and gains resulting from holding stock in a passive foreign investment company (“PFIC”) for which a mark-to-market election is in effect. The terms “ordinary losses” and “ordinary gains” mean other ordinary losses and gains that are not described in the preceding sentence.
Undistributed Capital Gains. A Fund may retain or distribute to shareholders its net capital gain for each taxable year. Each Fund currently intends to distribute net capital gains. If a Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the highest U.S. federal corporate tax rate (currently 21%). If a Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for its Shares by an amount equal to the deemed distribution less the tax credit.
U.S. Federal Excise Tax. To avoid a 4% non-deductible U.S. federal excise tax, a Fund must distribute by December 31 of each year an amount equal to at least: (1) 98% of its ordinary income for the calendar year, (2) 98.2% of capital gain net income (that is, the excess of the gains from sales or exchanges of capital assets over the losses from such sales or exchanges) for the one-year period ended on October 31 of such calendar year, and (3) any prior year undistributed ordinary income and capital gain net income. A Fund may elect to defer to the following year any net ordinary loss incurred for the portion of the calendar year which is after the beginning of the Fund’s taxable year. Also, a Fund will defer any “specified gain” or “specified loss” which would be properly taken into account for the portion of the calendar year after October 31. Any net ordinary loss, specified gain, or specified loss deferred shall be treated as arising on January 1 of the following calendar year. Generally, a Fund intends to make sufficient distributions prior to the end of each calendar year to avoid any material liability for U.S. federal income and excise tax, but can give no assurances that all or a portion of such liability will be avoided. In addition, under certain circumstances, temporary timing or permanent differences in the realization of income and expense for book and tax purposes can result in a Fund having to pay the U.S. federal excise tax.
Foreign Income Tax. Investment income received by a Fund from sources within foreign countries may be subject to foreign income tax withheld at the source and the amount of tax withheld generally will be treated as an expense of the Fund. The United States has entered into tax treaties with many foreign countries which entitle a Fund to a reduced rate of, or exemption from, tax on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of a Fund’s assets to be invested in various countries is not known. Under certain circumstances, a Fund may elect to pass-through foreign tax credits to shareholders, although it reserves the right not to do so.
Purchase of Shares. As a result of tax requirements, the Trust on behalf of a Fund has the right to reject an order to purchase Shares if the purchaser (or group of purchasers acting in concert with each other) would, upon obtaining the Shares so ordered, own 80% or more of the outstanding Shares of the Fund and if, pursuant to section 351 of the Code, the Fund would have a basis in the Deposit Securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial Share ownership for purposes of the 80% determination.
Taxation of Fund Distributions
This section applies to U.S. shareholders.
Each Fund anticipates distributing all or substantially all of its investment company taxable income and net capital gain for each taxable year. Distributions by a Fund will be treated in the manner described below regardless of whether such distributions are paid in cash or reinvested in additional Shares of the Fund (or of another fund). A Fund will send you information annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year.
Distributions of Net Investment Income. A Fund receives ordinary income generally in the form of dividends and/or interest on its investments. A Fund may also recognize ordinary income from other sources, including, but not limited to, certain gains on foreign currency-related transactions. This income, less expenses incurred in the operation of a Fund, constitutes a Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income generally are taxable as ordinary income to the extent of a Fund’s earnings and profits. In the case of a Fund whose strategy includes investing in stocks of corporations, a portion of the income dividends paid to you may be qualified dividends eligible to be taxed at reduced rates. See the discussion below under the headings, “– Qualified Dividend Income for Individuals” and “– Dividends-Received Deduction for Corporations.”
Distributions of Capital Gain. A Fund may derive capital gain and loss in connection with sales or other dispositions of its portfolio securities. Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to you as ordinary income. Distributions paid from the excess of net long-term capital gain over net short-term capital loss will be taxable to you as long-term capital gain, regardless of how long you have held your Shares in a Fund. Any net short-term or long-term capital gain realized by a Fund (net of any capital loss carryovers) generally will be distributed once each year and may be distributed more frequently, if necessary, in order to reduce or eliminate U.S. federal excise or income taxes on the Fund.

Returns of Capital. Distributions by a Fund that are not paid from earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder’s tax basis in its Shares; any excess will be treated as gain from the sale of its Shares. Thus, the portion of a distribution that constitutes a return of capital will decrease the shareholder’s tax basis in its Shares (but not below zero) and will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the shareholder for tax purposes on the later sale of such Shares. Return of capital distributions can occur for a number of reasons including, among others, a Fund over-estimates the income to be received from certain investments such as those classified as partnerships or equity REITs (see, “Tax Treatment of Portfolio Transactions – Investments in U.S. REITs” below).
Qualified Dividend Income for Individuals. Ordinary income dividends reported by a Fund to shareholders as derived from qualified dividend income will be taxed in the hands of individuals and other noncorporate shareholders at the rates applicable to long-term capital gain. “Qualified dividend income” means dividends paid to a Fund (a) by domestic corporations, (b) by foreign corporations that are either (i) incorporated in a possession of the United States, or (ii) are eligible for benefits under certain income tax treaties with the United States that include an exchange of information program, or (c) with respect to stock of a foreign corporation that is readily tradable on an established securities market in the United States. Both a Fund and the investor must meet certain holding period requirements to qualify Fund dividends for this treatment. Specifically, a Fund must hold the stock for at least 61 days during the 121-day period beginning 60 days before the stock becomes ex-dividend. Similarly, investors must hold their Shares for at least 61 days during the 121-day period beginning 60 days before a Fund distribution goes ex-dividend. Income derived from investments in derivatives, fixed-income securities, U.S. REITs, PFICs, and income received “in lieu of” dividends in a securities lending transaction generally is not eligible for treatment as qualified dividend income. If the qualifying dividend income received by a Fund is equal to or greater than 95% of the Fund’s gross income (exclusive of net capital gain) in any taxable year, all of the ordinary income dividends paid by the Fund will be qualifying dividend income.
Dividends-Received Deduction for Corporations. For corporate shareholders, a portion of the dividends paid by a Fund may qualify for the corporate dividends-received deduction. The portion of dividends paid by a Fund that so qualifies will be reported by the Fund to shareholders each year and cannot exceed the gross amount of dividends received by the Fund from domestic (U.S.) corporations. The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions that apply to both a Fund and the investor. Specifically, the amount that a Fund may report as eligible for the dividends-received deduction will be reduced or eliminated if the shares on which the dividends earned by the Fund were debt-financed or held by the Fund for less than a minimum period of time, generally 46 days during a 91-day period beginning 45 days before the stock becomes ex-dividend. Similarly, if your Shares are debt-financed or held by you for less than a 46-day period then the dividends-received deduction for Fund dividends on your Shares may also be reduced or eliminated. Even if reported as dividends eligible for the dividends-received deduction, all dividends (including any deducted portion) must be included in your alternative minimum taxable income calculation. Income derived by a Fund from investments in derivatives, fixed-income and foreign securities generally is not eligible for this treatment.
Realized but Undistributed Income and Gains, and Net Unrealized Appreciation of Portfolio Securities. At the time of your purchase of Shares, a Fund’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation of portfolio securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable, and would be taxed as ordinary income (some portion of which may be taxed as qualified dividend income), capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA. A Fund may be able to reduce the amount of such distributions from capital gains by utilizing its capital loss carryovers, if any.
Pass-Through of Foreign Tax Credits. If more than 50% of a Fund’s total assets at the end of a fiscal year is invested in foreign securities, the Fund may elect to pass through to you your pro rata share of foreign taxes paid by the Fund. A “qualified fund of funds” is a RIC that has at least 50% of the value of its total assets invested in other RICs at the end of each quarter of the taxable year. If a Fund satisfies this alternative qualification threshold, it should also be eligible to make this election. If this election is made, a Fund may report more taxable income to you than it actually distributes. You will then be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax (subject to limitations for certain shareholders). A Fund will provide you with the information necessary to claim this deduction or credit on your personal income tax return if it makes this election. No deduction for foreign tax may be claimed by a non-corporate shareholder who does not itemize deductions or who is subject to the alternative minimum tax. Shareholders may be unable to claim a credit for the full amount of their proportionate shares of the foreign income tax paid by a Fund due to certain limitations that may apply. A Fund reserves the right not to pass through to its shareholders the amount of foreign income taxes paid by the Fund. Additionally, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass-through of foreign tax credits to shareholders. See, “Tax Treatment of Portfolio Transactions – Securities Lending” below.

U.S. Government Securities. Income earned on certain U.S. government obligations is exempt from state and local personal income taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment or reporting requirements that must be met by a Fund. Income on investments by a Fund in certain other obligations, such as repurchase agreements collateralized by U.S. government obligations, commercial paper and federal agency-backed obligations (e.g., GNMA or FNMA obligations), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.
Dividends Declared in December and Paid in January. Ordinarily, shareholders are required to take distributions by a Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year in accordance with the guidance that has been provided by the IRS.
Medicare Tax. A 3.8% U.S. federal Medicare tax is imposed on net investment income earned by certain individuals, estates and trusts. “Net investment income,” for these purposes, means investment income, including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Shares, reduced by the deductions properly allocable to such income. In the case of an individual, the tax will be imposed on the lesser of (i) the shareholder’s net investment income or (ii) the amount by which the shareholder’s modified adjusted gross income exceeds certain thresholds based on filing status. This Medicare tax, if applicable, is reported by you on, and paid with, your U.S. federal income tax return.
Alternative Minimum Tax. As a RIC, a Fund will be subject to the alternative minimum tax (“AMT”), but any items that are treated differently for AMT purposes must be apportioned between the Fund and the shareholders and this may affect U.S. shareholders’ AMT liabilities. Each Fund intends in general to apportion these items in the same proportion that dividends paid to each shareholder bear to the Fund’s taxable income, determined without regard to the dividends paid deduction.
Tax-Exempt Shareholders. A tax-exempt U.S. shareholder could recognize unrelated business taxable income (“UBTI”) by virtue of its investment in a Fund if Shares constitute debt-financed property in the hands of the tax-exempt U.S. shareholder. Furthermore, a tax-exempt U.S. shareholder may recognize UBTI if a Fund recognizes “excess inclusion income” derived from direct or indirect investments in residual interests in real estate mortgage investment conduits (“REMICs”) or equity interests in taxable mortgage pools (“TMPs”) if the amount of such income recognized by the Fund exceeds the Fund’s investment company taxable income (after taking into account deductions for dividends paid by the Fund).
In addition, special tax consequences apply to charitable remainder trusts (“CRTs”) that invest in RICs that invest directly or indirectly in residual interests in REMICs or equity interests in TMPs. A CRT that realizes any UBTI for a taxable year, must pay an excise tax annually of an amount equal to such UBTI. Under IRS guidance issued in October 2006, a CRT will not recognize UBTI solely as a result of investing in a Fund that recognize “excess inclusion income.” Rather, if at any time during any taxable year a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a Share that recognize “excess inclusion income,” then a Fund will be subject to a tax on that portion of its “excess inclusion income” for the taxable year that is allocable to such shareholders, at the highest U.S. federal corporate income tax rate. The extent to which this IRS guidance remains applicable is unclear. To the extent permitted under the 1940 Act, a Fund may elect to specially allocate any such tax to the applicable CRT, or other shareholder, and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in the Fund. Each Fund has not yet determined whether such an election will be made. CRTs and other tax-exempt investors are urged to consult their own tax advisor concerning the consequences of investing in the Fund.
Sales and Redemption of Shares
This section applies to U.S. shareholders.
Sales and redemptions (including redemptions in kind) of Shares are taxable transactions for U.S. federal and state income tax purposes. If you redeem your Shares, the IRS requires you to report any gain or loss on your redemption. If you held your Shares as a capital asset, the gain or loss that you realize will be a capital gain or loss and will be long-term or short-term, generally depending on how long you have held your Shares. Any redemption fees you incur on Shares redeemed will decrease the amount of any capital gain (or increase any capital loss) you realize on the sale. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a non-corporate taxpayer, $3,000 of ordinary income.
Taxes on Purchase and Redemption of Creation Units. An Authorized Participant who exchanges equity securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time of purchase and the exchanger’s aggregate basis in the securities surrendered and any cash paid. A person who exchanges Creation Units for equity securities will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the aggregate market value of the securities received and any cash received. The IRS, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might not be deductible.
Any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less.
If a Fund redeems Creation Units in cash, it may recognize more capital gains than it would had it redeemed Creation Units in-kind.
Tax Basis Information. Each Fund is required to provide shareholders with cost basis information on the redemption of any of the shareholder’s Shares in the Fund, subject to certain exceptions for exempt recipients. If you hold your Shares through a broker (or other nominee), please contact that broker (nominee) with respect to reporting of cost basis and available elections for your account.
Each Fund has selected the highest cost method to calculate cost basis information. Highest cost is a tax lot identification method that selects the Shares with the highest price for sale. It is specifically designed to limit gains. Under the highest cost method, the shareholder’s tax lot with the highest cost basis is sold first so as to minimize gains or maximize losses, depending on market movement since the purchase date.
The highest cost method does not consider the length of time you held your Shares. If your Shares consist of several tax lots and they consist of both long- and short-term holdings, highest cost may deliver the lowest gains but not the lowest tax rate, due to the difference between short- and long-term capital gains tax rates.
When selling at a loss, highest cost also fails to distinguish between two positions that may be similar in cost where one is a long-term holding and the other is a short-term holding. You may want to consult a tax advisor as to whether or not the use of the short-term holding is better for your particular situation. Should the market price of the security rise over time, holding the long-term tax lot will mean you will be taxed at long-term capital gains rates, should you sell those securities for a profit. Highest cost is generally an attractive methodology for short-term holdings, except when the market has risen dramatically.
Wash Sales. All or a portion of any loss that you realize on a redemption of your Shares will be disallowed to the extent that you buy other Shares in a Fund (through reinvestment of dividends or otherwise) within 30 days before or after your Share redemption. Any loss disallowed under these rules will be added to your tax basis in the new Shares.
Redemptions at a Loss Within Six Months of Purchase. Any loss incurred on a redemption or exchange of Shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributed to you by a Fund on those Shares.
Reportable Transactions. Under U.S. Treasury Regulations, if a shareholder recognizes a loss with respect to a Fund’s Shares of certain threshold amounts, the shareholder must file with the IRS a disclosure statement on Form 8886. The fact that a loss is reportable under these Treasury Regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their own tax advisors to determine the applicability of these regulations in light of their individual circumstances.
Shares Purchased through Tax-Qualified Plans. Special tax rules apply to investments through defined contribution plans and other tax-qualified plans. Shareholders should consult their own tax advisors to determine the suitability of Shares as an investment through such plans, and the precise effect of an investment on their particular tax situation.
If you invest in a Fund through an IRA or other retirement plan, you should consult with your own tax advisor on the applicable rules for such IRA or retirement plan with respect to plan qualification requirements, limits on contributions and distributions, and required distributions from IRAs and retirement plans. As an example, there could be tax penalties on distributions from an IRA or retirement plan prior to age 59-1/2. Certain minimum distribution requirements may also apply to IRAs or retirement plans. Failure to follow these requirements and other applicable requirements may result in significant additional taxes and penalties. It is your responsibility to ensure that you comply with these and other requirements.
Tax Treatment of Portfolio Transactions
Set forth below is a general description of the tax treatment of certain types of securities, investment techniques and transactions that may apply to a Fund and, in turn, affect the amount, character and timing of dividends and distributions payable by the Fund to its shareholders. This section should be read in conjunction with the discussion above under “Investment Objective, Investment Strategies and Risks” for a detailed description of the various types of securities and investment techniques that apply to each Fund.

In General. In general, gain or loss recognized by a Fund on the sale or other disposition of portfolio investments will be a capital gain or loss. Such capital gain and loss may be long-term or short-term depending, in general, upon the length of time a particular investment position is maintained and, in some cases, upon the nature of the transaction. Property held for more than one year generally will be eligible for long-term capital gain or loss treatment. The application of certain rules described below may serve to alter the manner in which the holding period for a security is determined or may otherwise affect the characterization as long-term or short-term, and also the timing of the realization, of certain gains or losses.
Certain Fixed Income Investments. Gain recognized on the disposition of a debt obligation purchased by a Fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount that accrued during the period of time the Fund held the debt obligation unless the Fund made a current inclusion election to accrue market discount into income as it accrues. If a Fund purchases a debt obligation (such as a zero-coupon security or payment-in-kind security) that was originally issued at a discount, the Fund generally is required to include in gross income each year the portion of the original issue discount that accrues during such year. Therefore, a Fund’s investment in such securities may cause the Fund to recognize income and make distributions to shareholders before it receives any cash payments on the securities. To generate cash to satisfy those distribution requirements, a Fund may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of Shares.
Higher-Risk Securities. To the extent such investments are permissible for a Fund, a Fund may invest in debt obligations that are in the lowest rating categories or are unrated, including debt obligations of issuers not currently paying interest or who are in default. Investments in debt obligations that are at risk of or in default present special tax issues for a Fund. Tax rules are not entirely clear about issues such as when a Fund may cease to accrue interest, original issue discount or market discount, when and to what extent deductions may be taken for bad debts or worthless securities and how payments received on obligations in default should be allocated between principal and income. In limited circumstances, it may also not be clear whether a Fund should recognize market discount on a debt obligation, and if so, what amount of market discount a Fund should recognize. These and other related issues will be addressed by a Fund when, as and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a RIC and does not become subject to U.S. federal income or excise tax.
Issuer Deductibility of Interest. A portion of the interest paid or accrued on certain high yield discount obligations owned by a Fund may not be deductible to (and thus, may affect the cash flow of) the issuer. If a portion of the interest paid or accrued on certain high yield discount obligations is not deductible, that portion will be treated as a dividend for purposes of the corporate dividends-received deduction. In such cases, if the issuer of the high yield discount obligations is a domestic corporation, dividend payments by the Fund may be eligible for the dividends-received deduction to the extent of the deemed dividend portion of such accrued interest.
Interest paid on debt obligations owned by a Fund, if any, that are considered for U.S. federal income tax purposes to be payable in the equity of the issuer or a related party will not be deductible to the issuer, possibly affecting the cash flow of the issuer.
Foreign Currency Transactions. A Fund’s transactions in foreign currencies, foreign currency-denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This treatment could increase or decrease a Fund’s ordinary income distributions to you and may cause some or all of the Fund’s previously distributed income to be classified as a return of capital. In certain cases, a Fund may make an election to treat such gain or loss as capital.
PFIC Investments. A Fund may invest in securities of foreign companies that may be classified under the Code as PFICs. In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. When investing in PFIC securities, a Fund intends to mark-to-market these securities under certain provisions of the Code and recognize any unrealized gains as ordinary income at the end of the Fund’s fiscal and excise tax years. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that a Fund is required to distribute, even though it has not sold or received dividends from these securities. The designation of a foreign security as a PFIC security will cause its income dividends to not qualify for the reduced rate of taxation on qualified dividends when distributed to you by a Fund. Foreign companies are not required to identify themselves as PFICs. Due to various complexities in identifying PFICs, a Fund can give no assurances that it will be able to identify portfolio securities in foreign corporations that are PFICs in time for the Fund to make a mark-to-market election. If a Fund is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the Fund may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such Shares even if such income is distributed as a taxable dividend by the Fund to its shareholders. Additional charges in the nature of interest may be imposed on a Fund in respect of deferred taxes arising from such distributions or gains.
Investments in Partnerships and QPTPs. For purposes of the Income Requirement, income derived by a Fund from a partnership that is not a qualified publicly traded partnership (“QPTP”) will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership that would be qualifying income if realized directly by the Fund. While the rules are not entirely clear with respect to a Fund investing in a partnership outside a master-feeder structure, for purposes of testing whether the Fund satisfies the Asset Diversification Test, the Fund generally is treated as owning a pro rata share of the underlying assets of a partnership. See, “Taxation of a Fund.” In contrast, different rules apply to a partnership that is a QPTP. A QPTP is a partnership (i) the interests in which are traded on an established securities market, (ii) that is treated as a partnership for U.S. federal income tax purposes, and (iii) that derives less than 90% of its income from sources that satisfy the Income Requirement (e.g., because it invests in commodities). All of the net income derived by a Fund from an interest in a QPTP will be treated as qualifying income, but the Fund may not invest more than 25% of its total assets in one or more QPTPs. However, there can be no assurance that a partnership classified as a QPTP in one year will qualify as a QPTP in the next year. Any such failure to annually qualify as a QPTP might, in turn, cause a Fund to fail to qualify as a RIC. Although, in general, the passive loss rules of the Code do not apply to RICs, such rules do apply to a Fund with respect to items attributable to an interest in a QPTP. Fund investments in partnerships, including in QPTPs, may result in a Fund being subject to state, local or foreign income, franchise or withholding tax liabilities.
Securities Lending. While securities are loaned out by a Fund, the Fund generally will receive from the borrower amounts equal to any dividends or interest paid on the borrowed securities. For U.S. federal income tax purposes, payments made “in lieu of” dividends are not considered dividend income. These distributions will neither qualify for the reduced rate of taxation for qualified dividend income nor the dividends received deduction for corporations. Also, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass-through of foreign tax credits to shareholders.
Investments in Convertible Securities. Convertible debt is ordinarily treated as a “single property” consisting of a pure debt interest until conversion, after which the investment becomes an equity interest. If the security is issued at a premium (i.e., for cash in excess of the face amount payable on retirement), the creditor-holder may amortize the premium over the life of the security. If the security is issued for cash at a price below its face amount, the creditor-holder must accrue original issue discount in income over the life of the debt. The creditor-holder’s exercise of the conversion privilege is treated as a nontaxable event. Mandatorily convertible debt (e.g., an exchange traded note issued in the form of an unsecured obligation that pays a return based on the performance of a specified market index, exchange currency, or commodity) is often, but not always, treated as a contract to buy or sell the reference property rather than debt. Similarly, convertible preferred stock with a mandatory conversion feature is ordinarily, but not always, treated as equity rather than debt. Dividends received generally are qualified dividend income and eligible for the corporate dividends received deduction. In general, conversion of preferred stock for common stock of the same corporation is tax-free. Conversion of preferred stock for cash is a taxable redemption. Any redemption premium for preferred stock that is redeemable by the issuing company might be required to be amortized under original issue discount principles.
Investments in ETFs. To the extent a Fund invests in ETFs, the Fund generally intends to invest in ETFs that are taxable as RICs under the Code. Accordingly, the income a Fund receives from such ETFs should be qualifying income for purposes of the Fund satisfying the “Income Requirement” (as defined above under the heading “Taxes”). However, a Fund may also invest in one or more ETFs that are not taxable as RICs under the Code and that may generate non-qualifying income for purposes of satisfying the Income Requirement. Each Fund anticipates monitoring its investments in such ETFs so as to keep such Fund’s non-qualifying income within acceptable limits of the Income Requirement, however, it is possible that such non-qualifying income will be more than anticipated which could cause the Fund to inadvertently fail the Income Requirement thereby causing the Fund to fail to qualify as a RIC. In such a case, such Fund would be subject to the rules described above.
Investments in Securities of Uncertain Tax Character. A Fund may invest in securities the U.S. federal income tax treatment of which may not be clear or may be subject to recharacterization by the IRS. To the extent the tax treatment of such securities or the income from such securities differs from the tax treatment expected by a Fund, it could affect the timing or character of income recognized by the Fund, requiring the Fund to purchase or sell securities, or otherwise change its portfolio, in order to comply with the tax rules applicable to RICs under the Code.
Options, Futures and Forward Contracts, Straddles, and Swap Agreements. Some of the options, futures contracts, forward contracts, and swap agreements used by a Fund may be considered “section 1256 contracts.” Any gains or losses on section 1256 contracts are generally considered 60% long-term and 40% short-term capital gains or losses (“60/40”) although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, section 1256 contracts held by a Fund at the end of each taxable year (and, for purposes of the 4% U.S. federal excise tax, on certain other dates as prescribed under the Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss.
Generally, hedging transactions and certain other transactions in options, futures and forward contracts undertaken by a Fund, may result in “straddles” for U.S. federal income tax purposes. In some cases, the straddle rules also could apply in connection with swap agreements. The straddle rules may affect the amount, timing and character of gains (or losses) realized by a Fund. In addition, losses realized by a Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the Fund’s taxable income for the taxable year in which such losses are realized. Because only a few U.S. Treasury Regulations implementing the straddle rules have been promulgated, the tax consequences of transactions in options, futures, forward contracts, and swap agreements to a Fund are not entirely clear. The transactions may increase the amount of short-term capital gain realized by a Fund which generally would be taxed as ordinary income when distributed to shareholders.
A Fund may make one or more of the elections available under the Code which are applicable to straddles. If a Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections operate to accelerate the recognition of gains or losses from the affected straddle positions.
The key features of the straddle rules are as follows:
•A Fund may have to wait to deduct any losses. If a Fund has a capital gain in one position of a straddle and a capital loss in the other, the Fund may not recognize the loss for U.S. federal income tax purposes until the Fund disposes of both positions. This might occur, for example, if a Fund had a highly appreciated stock position and the Fund purchased protective put options (which give the Fund the right to sell the stock to someone else for a period of time at a predetermined price) to offset the risk. If the stock continued to increase in value and the put options expired worthless, the Fund must defer recognition of the loss on its put options until the Fund sells and recognizes the gain on the original, appreciated position.
•A Fund’s capital gain holding period may get clipped. The moment a Fund enters into a typical straddle, the capital gains holding period on its offsetting positions is frozen. If a Fund held the original position for one year or less (thus not qualifying for the long-term capital gains rate), not only is the holding period frozen, it starts all over again when the Fund disposes of the offsetting position.
•Losses recognized with respect to certain straddle positions that would otherwise constitute short-term capital losses may be treated as long-term capital losses. This generally has the effect of reducing the tax benefit of such losses.
•A Fund may not be able to deduct any interest expenses or carrying charges. During the offsetting period, any interest or carrying charges associated with the straddle are not currently tax deductible but must be capitalized (added to cost basis).
Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders, and which generally will be taxed to shareholders either as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a Fund that did not engage in such hedging transactions.
Rules governing the tax aspects of swap agreements are in a developing stage and are not entirely clear in certain respects. Accordingly, while each Fund intends to account for such transactions in a manner they deem to be appropriate, the IRS might not accept such treatment. If it did not, the status of a Fund as a RIC might be affected. The Trust intends to monitor developments in this area.
Certain requirements that must be met under the Code in order for a Fund to qualify as a RIC, including the Income Requirement and Asset Diversification Test applicable to the Fund’s assets may limit the extent to which the Fund will be able to engage in transactions in options, futures contracts, forward contracts, and swap agreements.
In addition, the use of swaps or other derivatives could adversely affect the character (capital gain vs. ordinary income) of the income recognized by a Fund for U.S. federal income tax purposes, as well as the amount and timing of such recognition, as compared to a direct investment in underlying securities, and could result in the Fund’s recognition of income prior to the receipt of any corresponding cash. As a result of the use of swaps and derivatives, a larger portion of a Fund’s distributions may be treated as ordinary income than would have been the case if the Fund did not enter into such swaps or derivatives. The tax treatment of swap agreements and other derivatives may also be affected by future legislation or U.S. Treasury Regulations and/or guidance issued by the IRS that could affect the character, timing and/or amount of a Fund’s taxable income or gains and distributions made by the Fund.
Short Sales. Each Fund may engage in short sales of securities. In general, gain or loss on a short sale is recognized when a Fund closes the short sale by delivering the borrowed securities to the lender, not when the borrowed securities are sold. Short sales may increase the amount of short-term capital gain realized by a Fund, which generally would be taxed as ordinary income when distributed to shareholders. In addition, these rules may terminate the holding period of “substantially identical property” held by these Funds. Moreover, a loss recognized by a Fund on a short sale will be treated as a long-term capital loss if, on the date of the short sale, “substantially identical property” has been held by the Fund for more than one year. A Fund generally will not be permitted to deduct payments made to reimburse a lender of securities for dividends paid on borrowed securities if the short sale is closed on or before the 45th day after the Fund enters into the short sale. Short sales also may be subject to the “Constructive Sales” rules, discussed below.

Constructive Sales. Certain rules may affect the timing and character of gain if a Fund engages in transactions that reduce or eliminate its risk of loss with respect to appreciated financial positions. If a Fund enters into certain transactions in property while holding substantially identical property, the Fund would be treated as if it had sold and immediately repurchased the property and would be subject to tax on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon a Fund’s holding period in the property. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on a Fund’s holding period and the application of various loss deferral provisions of the Code.
Investments in REITs and REMICs. Each Fund may invest in REITs. Such investments in REIT equity securities may require a Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, a Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. A Fund’s investments in REIT equity securities may at other times result in the Fund’s receipt of cash in excess of the REIT’s earnings; if the Fund distributes such amounts, such distribution could constitute a return of capital to Fund shareholders for U.S. federal income tax purposes. Dividends received by a Fund from a REIT generally will not constitute qualified dividend income.
As discussed above, a Fund or some of the REITs in which the Fund may invest may be permitted to hold senior or residual interests in REMICs or debt or equity interests in TMPs. Generally, a portion of a Fund’s income from a REIT that is attributable to the REIT’s residual interest in a REMIC or a TMP (referred to in the Code as an “excess inclusion”) will be subject to U.S. federal income tax in all events. Excess inclusion income of a RIC, such as a Fund, will be allocated to shareholders of the RIC in proportion to the dividends received by shareholders, with the same consequences as if shareholders held the related REMIC residual or TMP interest directly.
In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute UBTI to entities (including a qualified pension plan, an IRA, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and that otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a non-U.S. investor, will not qualify for any reduction in U.S. federal withholding tax.
If at any time during any taxable year a “disqualified organization” (as defined in the Code) is a record holder of a share in a RIC earning excess inclusion income, then the RIC will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest corporate U.S. federal income tax rate. It is not expected that a substantial portion of a Fund’s assets will be residual interests in REMICs. Additionally, a Fund does not intend to invest in REITs in which a substantial portion of the assets will consist of residual interests in REMICs.
Investments in Commodities. Each Fund may invest in physical commodities, exchange-traded commodities (“ETCs”), ETFs that are not taxable as RICs under the Code that in turn invest in commodities, or other direct or indirect exposure to commodities. The income a Fund receives from such commodity-related investments will generally not be qualifying income for purposes of the Fund satisfying the Income Requirement (as defined above under the heading “Taxes”). A Fund anticipates monitoring such commodity-related investments so as to keep the Fund’s non-qualifying income within acceptable limits of the Income Requirement. However, it is possible that such non-qualifying income will be more than anticipated which could cause a Fund to inadvertently fail the Income Requirement thereby causing the Fund to fail to qualify as a RIC. In such a case, such Fund would be subject to the rules described above.
Commodity-Linked Derivatives Tax Risk. The tax treatment of commodity-linked derivative instruments is currently uncertain and may be adversely affected by changes in legislation, regulations, or other legally binding authority. As a RIC, a Fund must satisfy the Income Requirement. On May 1, 2017, the IRS published a series of revocations of private letter rulings that had been issued to RICs. In each of the revocations, at least one of the rulings requested in the original private letter ruling was that the income from a commodity-linked note was qualified income for the purposes of the Income Requirement. Although the original rulings were favorable, the IRS indicated in the revocations that the rulings were not in accord with the current views of the IRS. If, as a result of any adverse future legislation, Treasury Regulations, and/or guidance issued by the IRS, the income of a Fund from certain commodity-linked derivatives were treated as non-qualifying income, the Fund may fail to qualify as RIC and/or be subject to U.S. federal income tax at the Fund level. The uncertainty surrounding the treatment of certain derivative instruments under the qualification tests for a RIC may limit a Fund’s use of such derivative instruments.
Backup Withholding
By law, a Fund may be required to backup withhold a portion of your taxable dividends and sales proceeds unless you:
•provide your correct social security or taxpayer identification number,

•certify that this number is correct,
•certify that you are not subject to backup withholding, and
•certify that you are a U.S. person (including a U.S. resident alien).
A Fund also must backup withhold if the IRS instructs it to do so. When backup withholding is required, the amount will be 24% of any distributions or proceeds paid. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS. Certain payees and payments are exempt from backup withholding and information reporting. The special U.S. tax certification requirements applicable to non-U.S. investors to avoid backup withholding are described under the “Non-U.S. Investors” heading below.
Non-U.S. Investors
This section applies to Non-U.S. investors.
Non-U.S. investors may be subject to U.S. federal withholding and estate tax and are subject to special U.S. federal tax certification requirements. Non-U.S. investors should consult their own tax advisors about the applicability of U.S. federal tax withholding and the use of the appropriate forms to certify their status.
In General. The United States imposes a flat 30% federal withholding tax (or a withholding tax at a lower treaty rate) on U.S. source dividends, including on income dividends, paid to you by a Fund, subject to certain exemptions described below. However, notwithstanding such exemptions from U.S. federal withholding at the source, any dividends and distributions of income and capital gains, including the proceeds from the sale of your Shares, will be subject to U.S. federal backup withholding at a rate of 24% if you fail to properly certify that you are not a U.S. person.
Capital Gain Dividends. In general, capital gain dividends reported by a Fund to shareholders as paid from its net long-term capital gains, other than long-term capital gains realized on disposition of U.S. real property interests (see the discussion below), are not subject to U.S. withholding tax.
Short-Term Capital Gain Dividends and Interest-Related Dividends. Short-term capital gain dividends reported by a Fund to shareholders as paid from its net short-term capital gains, other than short-term capital gains realized on disposition of U.S. real property interests (see the discussion below), generally are not subject to U.S. federal withholding tax. Similarly, dividends reported by a Fund to shareholders as interest-related dividends and paid from its qualified net interest income from U.S. sources generally are not subject to U.S. federal withholding tax. “Qualified interest income” includes, in general, U.S. source (i) bank deposit interest, (ii) short-term original discount, (iii) interest (including original issue discount, market discount, or acquisition discount) on an obligation that is in registered form, unless it is earned on an obligation issued by a corporation or partnership in which a Fund is a 10-percent shareholder or is contingent interest, and (iv) any interest-related dividend from another RIC. Each Fund reserves the right to not report amounts of short-term capital gain dividends or interest-related dividends. Additionally, a Fund’s reporting of short-term capital gain dividends or interest-related dividends may not be passed through to shareholders by intermediaries who have assumed tax reporting responsibilities for this income in managed or omnibus accounts due to systems limitations or operational constraints.
Net Investment Income from Dividends on Stock and Foreign Source Interest Income Continue to be Subject to Withholding Tax; Foreign Tax Credits. Ordinary dividends paid by a Fund to Non-U.S. investors on the income earned on portfolio investments in (i) the stock of domestic and foreign corporations and (ii) the debt of foreign issuers continue to be subject to U.S. federal withholding tax. Non-U.S. investors may be subject to U.S. federal withholding tax at a rate of 30% on the income resulting from an election to pass-through foreign tax credits to shareholders but may not be able to claim a credit or deduction with respect to the withholding tax for the foreign tax treated as having been paid by them.
Income Effectively Connected with a U.S. Trade or Business. If the income from a Fund is effectively connected with a U.S. trade or business carried on by a Non-U.S. investor, then ordinary income dividends, capital gain dividends and any gains realized upon the sale or redemption of Shares of a Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or corporations and require the filing of a nonresident U.S. federal income tax return.
Investment in U.S. Real Property. The Foreign Investment in Real Property Tax Act of 1980 (“FIRPTA”) makes non-U.S. persons subject to U.S. federal tax on disposition of a U.S. real property interest (“USRPI”) as if they were U.S. persons. Such gain is sometimes referred to as FIRPTA gain. A Fund may invest in equity securities of corporations that invest in USRPI, which may trigger FIRPTA gain to the Fund’s Non-U.S. investors.
The Code provides a look-through rule for distributions of FIRPTA gain when a RIC is classified as a qualified investment entity. A RIC will be classified as a qualified investment entity only with respect to any distribution by the RIC which is attributable directly or indirectly to a distribution to the RIC from a U.S. REIT (“FIRPTA distribution”) and if, in general, 50% or more of the RIC’s assets consist of interests in U.S. REITs and other U.S. real property holding corporations (“USRPHCs”). If a RIC is a qualified investment entity and the Non-U.S. investor owns more than 5% of a class of Shares at any time during the one-year period ending on the date of the FIRPTA distribution, the FIRPTA distribution to the Non-U.S. investor is treated as gain from the disposition of a USRPI, causing the distribution to be subject to U.S. federal withholding tax at a rate of 15%, and requiring the Non-U.S. investor to file a nonresident U.S. income tax return. In addition, even if the Non-U.S. investor does not own more than 5% of a class of Shares, but a Fund is a qualified investment entity, the FIRPTA distribution will be taxable as ordinary dividends (rather than as a capital gain or short-term capital gain dividend) subject to withholding at 30% or lower treaty rate.
It is currently unclear whether Congress will extend the look-through rules previously in effect before January 1, 2014 for distributions of FIRPTA gain to other types of distributions on or after January 1, 2014 from a RIC to a Non-U.S. investor from the RIC’s direct or indirect investment in USRPI or what the terms of any such extension would be, including whether such extension would have retroactive effect.
U.S. Estate Tax. Transfers by gift of Shares by a Non-U.S. investor who is a nonresident alien individual will not be subject to U.S. federal gift tax. An individual who, at the time of death, is a Non-U.S. investor will nevertheless be subject to U.S. federal estate tax with respect to Shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exemption applies. If a treaty exemption is available, a decedent’s estate may nonetheless need to file a U.S. federal estate tax return to claim the exemption in order to obtain a U.S. federal transfer certificate.
U.S. Tax Certification Rules. Special U.S. tax certification requirements may apply to Non-U.S. investors both to avoid U.S. federal backup withholding imposed at a rate of 24% and to obtain the benefits of any treaty between the United States and the shareholder’s country of residence. In general, if you are a Non-U.S. investor, you must provide an applicable Form W-8BEN (or other applicable Form W-8) to establish that you are not a U.S. person, to claim that you are the beneficial owner of the income and, if applicable, to claim a reduced rate of, or exemption from, U.S. federal withholding as a resident of a country with which the United States has an income tax treaty. Certain payees and payments are exempt from U.S. federal backup withholding.
The tax consequences to a Non-U.S. investor entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Non-U.S. investors are urged to consult their own tax advisors with respect to the particular tax consequences to them of an investment in a Fund, including the applicability of foreign tax.
Foreign Account Tax Compliance Act (“FATCA”). Payments to a shareholder that is either a foreign financial institution (“FFI”) or a non-financial foreign entity (“NFFE”) within the meaning of the Foreign Account Tax Compliance Act (“FATCA”) may be subject to a generally nonrefundable 30% withholding tax on: (i) income dividends paid by a Fund and (ii) possibly in the future, certain capital gain distributions and the proceeds arising from the sale of Shares paid by a Fund. FATCA withholding tax generally can be avoided: (i) by an FFI, subject to any applicable intergovernmental agreement or other exemption, if it enters into a valid agreement with the IRS to, among other requirements, report required information about certain direct and indirect ownership of foreign financial accounts held by U.S. persons with the FFI and (ii) by an NFFE, if it: (a) certifies that it has no substantial U.S. persons as owners or (b) if it does have such owners, reports information relating to them. A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA, generally on an applicable IRS Form W-8.
Effect of Future Legislation or Administrative Changes; Local Tax Considerations
The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the U.S. Treasury Regulations issued thereunder as in effect on the date of this SAI. Future legislative or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein. Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder’s particular situation. Non-U.S. investors may be subject to U.S. tax rules that differ significantly from those summarized above. At the time this SAI was being prepared, various administrative and legislative changes to the U.S. federal tax laws were under consideration. It is not possible to determine at this time whether any of these changes will take place or what the changes might entail. Shareholders are urged to consult their own tax advisors as to the consequences of these and other state and local tax rules affecting investment in a Fund.

FINANCIAL STATEMENTS
Financial Statements and Annual Reports will be available after the Funds have completed a fiscal period/year of operations. When available, you may request a copy of the Annual Report for the Funds at no charge by calling (215) 330-4476, or you may download the report from the Funds’ website at https://etf.sequoia-financial.com.

Appendix A

A-1

Pl

Welcome as a new Proxy Policies and Insights data-driven template subscriber. As a template subscriber, you now have access to data driven guidelines at your fingertips when voting on proxies directly in Broadridge’s ProxyEdge platform. The process for creating the template for which you subscribed is detailed below: Share- holder Value Template (the “SV Template”)
The SV Template was created using the publicly disclosed vote records of top fund families, selected by Assets Under Management, and whose goal is to maximize shareholder value. The fund families used for the current version of the SV Template are:

·    BlackRock
·    Vanguard Asset Management
·    Fidelity Investments
·    State Street Global Advisors
·    Morgan Stanley Investment Management.
·    J.P. Morgan Asset Management
·    Allianz Global Investors
·    Capital Group
·    Goldman Sachs Asset Management
·    BNY Mellon Investment Management
·    PIMCO
·    Prudential Financial (PGIM)
·    Edwards Jones Investments
·    T. Rowe Price
·    Franklin Templeton

·    Northern Trust Asset Management
·    Invesco
·    Nuveen
·    Principal Global Investors
·    Ameriprise Financial
·    AllianceBernstein
·    Blackstone
·    MFS Investment Management
·    Affiliated Managers Group (AMG)
·    Dimensional Fund Advisors
·    Schwab Asset Management
·    Federated Hermes
·    MassMutual
·    Wells Fargo Asset Management (Allspring Global Investments)
·    Neuberger Berman

Broadridge has extracted meeting proposals, categorized, and linked all voting records from the N-PX filings of each such fund. Each recorded vote by the named institutions above was categorized based on the proposal type. The SV Template reflects the voting records for each proposal type, based on the following rules:
• If > 60% voted FOR the proposal, the SV Template reflects “FOR”;
• If between 40-60% vote FOR on the proposal, the SV Template reflects “WITH MANAGEMENT”;
• If <40% vote FOR the proposal, the SV Template reflects “AGAINST”;
• With respect to proposals with detailed data points (e.g., Election of Directors, Ratification of Audi-
tors, Proxy Access), the SV Template will reflect the most common voting policies; and
• With respect to merger proposals (Approve Merger Agreement and Approve Merger by Absorption) the SV Template will reflect Case by Case due to the need to evaluate the specific merger being represented.
• With respect to a number of proposal types with limited voting information from the N-PX filing to reflect FOR or AGAINST, the SV Template will reflect With Management as a default.
• With respect to the FOR percentage calculations, all “Not” votes shall be excluded.
Example of Rule Created for Provide Right to Call Special Meetings
~ 1K votes cast for Right to Call Special Meeting Proposals
~ 96% of votes cast were FOR
The SV Template will reflect proposals categorized as Provide Right To Call Special Meetings to vote “FOR”

Proposal Desc Provide Right to Call Special Meeting	Family Name AB Funds	For 33	Against 10	Abstain	Withold	Not	1 Year	2 Year	3 Year
Provide Right to Call Special Meeting	American Funds	11	2
Provide Right to Call Special Meeting	BlackRock Funds	66	1
Provide Right to Call Special Meeting	Fidelity Funds	258	9
Provide Right to Call Special Meeting	Franklin Templeton Funds	28
Provide Right to Call Special Meeting	Goldman Sachs Funds	37
Provide Right to Call Special Meeting	Invesco Funds	41	4
Provide Right to Call Special Meeting	JPMorgan Funds	66	8
Provide Right to Call Special Meeting	Morgan Stanley Funds	16	1
Provide Right to Call Special Meeting	Northern Funds	9
Provide Right to Call Special Meeting	PIMCO Funds	3	1
Provide Right to Call Special Meeting	Prudential Funds	49
Provide Right to Call Special Meeting	T Rowe Price Funds	108
Provide Right to Call Special Meeting	Vanguard Funds	237	6
The SV Template is reviewed on a regular basis and new rules and categories are created from time to time, always using the logic described above.
The SV Template only reflects the actual recorded voting behavior based on the logic described above. Sub-
scribers to SV Template are in no way obligated to vote using the SV Template results. Subscribers must use their own judgment when deciding how to vote on any proposal.
THE SV TEMPLATE DOES NOT PROVIDE ANY VOTING ADVICE OR RECOMMENDATION IN CONNECTION WITH ANY PROPOSAL.

Policy Rules

Proposal Type: Accept Consolidated Financial Statements and Statutory Reports
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Accept Financial Statements and Statutory Reports.
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Accept Financial Statements and Statutory Reports
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For
Proposal Type: Accept/Approve Corporate Social Responsibility Report
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Acknowledge Proper Convening of Meeting
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Acquire Certain Assets of Another Company
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Adjourn Meeting
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Adjust Executive Compensation Metrics for Share Buybacks
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Adjust/Remove Exclusive Venue Provision
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Adopt Anti Gross-up Policy
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Adopt Cumulative Voting for the Election of the Members of the Board of Directors at this Meeting
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against

Proposal Type: Adopt Double Voting Rights for Long-Term Registered Shareholders
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Adopt Fair Price Provision
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Adopt Fee Shifting Bylaws
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Adopt Holy Land Principles
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Adopt Majority Voting for Uncontested Election of Directors
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Adopt New Articles of Association/Charter
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Adopt or Amend Board Powers/Procedures/Qualifications
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Adopt or Increase Supermajority Vote Requirement for Amendments
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against

Proposal Type: Adopt or Increase Supermajority Vote Requirement for Mergers
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Adopt or Increase Supermajority Vote Requirement for Removal of Directors
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Adopt Policy on 10b5-1 Trading Plans
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT	Global / Domestic	Always	With Management

Proposal Type: Adopt Policy on Bonus Banking
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against

Proposal Type: Adopt Policy on Succession Planning
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Adopt Retention Ratio for Executives/Directors
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Adopt Sexual Orientation Anti-Bias Policy
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Adopt the Jurisdiction of Incorporation as the Exclusive Forum for Certain Disputes
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Adopt Transactions Policy
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Adopt, Renew or Amend NOL Rights Plan (NOL Pill)
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Adopt, Renew or Amend Shareholder Rights Plan (Poison Pill)
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Adopt/Amend Dividend Reinvestment Plan
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Adopt/Amend Nomination Procedures for the Board
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Adopt/Implement CERES Principles
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Adult Entertaining
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Advisory Vote on Golden Parachutes
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Advisory Vote on Say on Pay Frequency
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Vote AGAINST more than 1 year	Domestic	The frequency with which an advisory vote for say on proposals Is Greater than or Equal to 2 Years	Against
2	Always VOTE 1 Year	Global / Domestic	Always	1 Year
3	Always Vote FOR	Global / Domestic	Always	For

Proposal Type: Advisory Vote to Ratify Named Executive Officers' Compensation
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Advisory Vote to Ratify Named Executive Officers' Compensation
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against

Proposal Type: Allow Board to Appoint Additional Directors Between Annual Meetings
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Allow Board to Change the Investment Objective Without Shareholder Approval
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Allow Board to Use All Outstanding Capital Authorizations in the Event of a Public Tender Offer or S
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against

Proposal Type: Allow Directors to Engage in Commercial Transactions with the Company and/or Be Involved with Other Companies
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Allow Directors to Engage in Commercial Transactions with the Company and/or Be Involved with Other Companies
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against

Proposal Type: Allow Electronic Distribution of Company Communications
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Allow Questions
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Allow Shareholder Meetings to be Held in Virtual-Only Format
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Allow Shareholder Meetings to be Held in Virtual-Only Format
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Amend Articles Board-Related
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Amend Articles Board-Related
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Amend Articles of Association Regarding Party Committee
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT	Global / Domestic	Always	With Management
Proposal Type: Amend Articles to: (Japan)
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Amend Articles/Bylaws/Charter - Call Special Meetings
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against

Proposal Type: Amend Articles/Bylaws/Charter - Filling Vacancies
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Amend Articles/Bylaws/Charter -- Non-Routine
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always Vote AGAINST	Global / Domestic	Always	Against

Proposal Type: Amend Articles/Bylaws/Charter -- Non-Routine
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Amend Articles/Bylaws/Charter -- Organization-Related
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Amend Articles/Bylaws/Charter - Removal of Directors
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For
Proposal Type: Amend Articles/Bylaws/Charter -- Routine
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Amend Articles/Bylaws/Charter -- Routine
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Amend Articles/Bylaws/Charter to Include Antitakeover Provision(s)
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Amend Articles/Bylaws/Charter to Remove Antitakeover Provision(s)
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Amend Articles/Bylaws/Charter to Remove Antitakeover Provisions
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Amend Articles/Charter Compensation-Related
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Amend Articles/Charter Equity-Related
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Amend Articles/Charter Equity-Related
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Amend Articles/Charter Governance-Related
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Amend Articles/Charter to Reflect Changes in Capital
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Amend Asset Manager Agreement
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Amend Bonus Matching Plan
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT	Global / Domestic	Always	With Management

Proposal Type: Amend Certificate of Incorporation to Add Federal Forum Selection Provision
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Amend Corporate Purpose
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Amend Director/Officer Indemnification/Liability Provisions
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	For

Proposal Type: Amend Equity Compensation Plan (Italy)
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Amend Executive Share Option Plan
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Amend Investment Advisory Agreement
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Amend Meeting Procedures
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against

Proposal Type: Amend Non-Employee Director Omnibus Stock Plan
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Amend Non-Employee Director Restricted Stock Plan
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Amend Non-Employee Director Stock Option Plan
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Amend Non-Qualified Employee Stock Purchase Plan
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Amend Omnibus Stock Plan
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Amend Ordinary Business Items
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against

Proposal Type: Amend Proxy Access Right
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against

Proposal Type: Amend Qualified Employee Stock Purchase Plan
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Amend Quorum Requirements
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Amend Restricted Stock Plan
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Amend Right to Call Special Meeting
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Amend Share Appreciation Rights/Amend Phantom Option Plan
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT	Global / Domestic	Always	With Management

Proposal Type: Amend Terms of Outstanding Options
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Amend Vote Requirements to Amend Articles/Bylaws/Charter
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Amend Votes Per Share of Existing Stock
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Animal Slaughter Methods
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against

Proposal Type: Animal Testing
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Animal Welfare
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against

Proposal Type: Announce Vacancies on the Board
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Anti-Discrimination Miscellaneous
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT	Global / Domestic	Always	With Management

Proposal Type: Anti-Social Proposal
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against

Proposal Type: Appoint Alternate Internal Statutory Auditor(s) [and Approve Auditor's/Auditors' Remuneration]
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Appoint Alternate Internal Statutory Auditor(s) [and Approve Auditor's/Auditors' Remuneration]
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Appoint Alternate Internal Statutory Auditor(s) Nominated by Preferred Shareholders [and Approve Auditor's/Auditors' Remuneration]
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Appoint Appraiser/Special Auditor/Liquidator
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For
Proposal Type: Appoint Auditors and Deputy Auditors
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Appoint Censor(s)
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against

Proposal Type: Appoint Chairman of Internal Statutory Auditor(s) [and Approve His/Her Remuneration]
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Appoint Corporate Governance Compliance Auditors for Fiscal Year 20XX and/or Authorize Board to Fix Their remuneration
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Appoint Firm to Evaluate Performance of Directors and Fix the Firm's Fees
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Appoint Internal Statutory Auditor(s) [and Approve Auditor's/Auditors' Remuneration]
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Appoint Internal Statutory Auditor(s) Nominated by Preferred Shareholders [and Approve Auditor's/Auditors' Remuneration]
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Appoint Internal Statutory Auditors (Bundled) [and Approve Auditors' Remuneration]
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Accounting Treatment of Merger, Absorption, or Similar Transaction
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Approve Acquisition OR Issue Shares in Connection with Acquisition
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Additional Income Allocation/Distribution
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT	Global / Domestic	Always	With Management

Proposal Type: Approve Affiliation Agreements with Subsidiaries
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Allocation of Income and Class Share Dividends
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Allocation of Income and Dividends
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Allocation of Income/Distribution Policy
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against

Proposal Type: Approve Alternative Equity Plan Financing
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For
Proposal Type: Approve Alternative Income Allocation/Distribution Policy
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against

Proposal Type: Approve Amendments to Lending Procedures and Caps
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Annual Bonus Payment for Directors and Statutory Auditors
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Asset Manager Agreement
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Approve Audited Annual Report for the Fund
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Approve Auditors and Authorize Board to Fix Their Remuneration Auditors
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Bond Repurchase
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Approve Cancellation of Capital Authorization
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Capital Raising
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Change in Investment Objective
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Approve Change of Fundamental Investment Policy
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Approve Change-of-Control Clause
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Charitable Donations
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Commitment of Directors, Supervisors, Senior Managers and/or Controlling Shareholders in Connection with the Company's Business
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Company's Membership in an Association/Organizaton
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Approve Compensation for Employees
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Approve Continuation of Company as Investment Trust
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Control Share Acquisition
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Approve Conversion from Closed-End to Open-End Fund
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Approve Conversion to Series of Delaware Business Trust
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Approve Cost Auditors and Authorize Board to Fix Their Remuneration
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Criteria for Measurement of Performance of the Board of Directors [and Sub-Committees]
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Approve Decrease in Size of Board
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For
Proposal Type: Approve Delisting of Shares from Stock Exchange
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Director Performance Evaluation Report
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Approve Director/Officer Liability and Indemnification
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Discharge - Miscellaneous
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Discharge of Auditors
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For
Proposal Type: Approve Discharge of Board and President
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Discharge of Directors and Auditors
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Discharge of Management and Supervisory Board
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Discharge of Management Board Member XXX/Executive Director XXX
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Discharge of Management Board
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Discharge of Supervisory Board Member XXX/Non-Executive Board Member XXX
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Discharge of Supervisory Board
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Dispute Settlement with (Former) Director(s)/(Internal) Auditors
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Approve Distribution Agreement
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Approve Dividend Distribution Policy
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Dividends
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Early Termination of Powers of Audit Commission
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Approve Equity Compensation Plan (Italy)
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Approve Equity Plan Financing
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Exchange of Debt for Equity
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Executive Appointment
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Approve Executive Appointment
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For
Proposal Type: Approve Executive Share Option Plan
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Financial Statements, Allocation of Income, and Discharge Directors
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Formation of Holding Company
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Increase in Aggregate Compensation Ceiling for Directors and Statutory Auditors
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Increase in Aggregate Compensation Ceiling for Directors
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Increase in Aggregate Compensation Ceiling for Statutory Auditors
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Increase in Borrowing Powers
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Increase in Limit on Foreign Shareholdings
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Approve Increase in Size of Board
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Investment Advisory Agreement
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Approve Investment and Financing Policy
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Investment in Another Company
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Issuance of Equity or Equity-Linked Securities with or without Preemptive Rights
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Issuance of Equity or Equity-Linked Securities without Preemptive Rights
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Issuance of Preferred Stock without Preemptive Rights
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Issuance of Securities Convertible into Debt
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Approve Issuance of Shares Below Net Asset Value (NAV)
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Approve Issuance of Shares for a Private Placement
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Issuance of Warrants/Convertible Debentures
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Joint Venture Agreement
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Large-Scale Transaction with Right of Withdrawal
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Approve Listing of Shares on a Secondary Exchange
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Loan Agreement
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Meeting Procedures
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Merger Agreement
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Merger by Absorption
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote CASE-BY-CASE	Global / Domestic	Always	Case-by-Case

Proposal Type: Approve Merger of Funds
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Approve Minutes of Previous Meeting
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Modification in Share Ownership Disclosure Threshold
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT	Global / Domestic	Always	With Management

Proposal Type: Approve Multi-Manager Structure
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Approve Non-Employee Director Omnibus Stock Plan
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Non-Employee Director Restricted Stock Plan
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Non-Employee Director Stock Option Plan
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Non-Qualified Employee Stock Purchase Plan
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Omnibus Stock Plan
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve or Amend Option Plan for Overseas Employees
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve or Amend Severance Agreements/Change-in-Control Agreements
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Outside Director Stock Awards/Options in Lieu of Cash
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Plan of Liquidation
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Approve Pledging of Assets for Debt
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Political Donations
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Procurement of Legal Services
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Approve Provision for Asset Impairment
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Provisionary Budget and Strategy for Fiscal Year 20XX
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Public Offering of Shares in Subsidiary
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Publication of Information in English
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Qualified Employee Stock Purchase Plan
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Vote AGAINST if purchase price is less than 85% of market value	Domestic	Exercise Price as percentage of Fair Market Value Is Less than 85 Percent	Against
2	Vote AGAINST if more than 10% of outstanding shares	Domestic	Potential Voting Power Dilution Percentage Is Greater than 10 Percent	Against
3	Vote FOR if all other rules pass	Global / Domestic	Always	For

Proposal Type: Approve Recapitalization Plan for all Stock to Have One-vote
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Recapitalization Plan
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Approve Reduction in Share Capital
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Reduction/Cancellation of Share Premium Account
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Remuneration of Directors and Auditors
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Remuneration of Directors and/or Committee Members
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Remuneration of Executive Directors and/or Non-Executive Directors
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Remuneration of Members of Audit Commission
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Remuneration Policy
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Reorganization/Restructuring Plan
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Repricing of Options
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against

Proposal Type: Approve Request for Bankruptcy Protection
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Approve Restricted Stock Plan
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Retirement Bonuses for Directors and Statutory Auditors
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against

Proposal Type: Approve Retirement Bonuses for Directors
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Retirement Bonuses for Statutory Auditors
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT	Global / Domestic	Always	With Management

Proposal Type: Approve Reverse Stock Split
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Sale of Company Assets
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For
Proposal Type: Approve Scheme of Arrangement
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Share Appreciation Rights/Approve Phantom Option Plan
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Share Plan Grant
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Shares Issued for a Private Placement to a Director or Executive
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Approve SPAC Transaction
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Special Auditors' Report Regarding Related-Party Transactions
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Special Bonus for Family of Deceased Director
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Approve Special Bonus for Family of Deceased Statutory Auditor
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Approve Special Bonuses for Families of Deceased Directors and Statutory Auditors
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Approve Special Payments to Continuing Directors in Connection with Abolition of Retirement Bonus System
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against

Proposal Type: Approve Special/Interim Dividends
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Spin-Off Agreement
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Squeeze-Out of Minority Shareholders by the Majority Shareholder
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Approve Standard Accounting Transfers
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Statutory Appointments
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Approve Stock Dividend Program
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Stock Option Plan for Directors and Statutory Auditors
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Approve Stock Option Plan Grants
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Stock Split
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Stock/Cash Award to Executive
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Supervisory Board Remuneration Policy
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Approve Suspension of Shares from Trading
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Approve Tender Offer
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Approve the Destruction of Proxies
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Approve the Spill Resolution
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Approve Transaction with a Related Party
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Treatment of Net Loss
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve Unlimited Capital Authorization
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Approve Use of Proceeds from Fund Raising Activities
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve X as Trustee of the Trust
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Approve XX XXX, 20XX, as Record Date for Effectiveness of This Meeting's Resolutions
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve/Amend All Employee Option Schemes
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Approve/Amend All Employee Share Schemes
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve/Amend Board Committee Policy/Charter/Regulations
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve/Amend Bonus Matching Plan
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve/Amend Bundled Remuneration Plans
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve/Amend Conversion of Securities
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve/Amend Corporate Social Responsibility Charter/Policy
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve/Amend Deferred Share Bonus Plan
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve/Amend Employee Share Ownership Trust
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve/Amend Employment Agreements
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve/Amend Executive Incentive Bonus Plan
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve/Amend Executive/Director Loans
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT	Global / Domestic	Always	With Management

Proposal Type: Approve/Amend Investment in Project
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT	Global / Domestic	Always	With Management

Proposal Type: Approve/Amend Investment or Operation Plan
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve/Amend Issuance of Warrants Reserved for Founders
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always Vote AGAINST	Global / Domestic	Always	Against

Proposal Type: Approve/Amend Loan Guarantee to Subsidiary
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve/Amend Non-Employee Director Deferred Share Unit Plan
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve/Amend Profit Sharing Plan
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Approve/Amend Regulations on Audit Commission
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Approve/Amend Regulations on Board of Directors
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT	Global / Domestic	Always	With Management

Proposal Type: Approve/Amend Regulations on General Meetings
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve/Amend Regulations on Management
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Approve/Amend Retirement Plan
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Approve/Amend Securities Transfer Restrictions
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve/Amend Stock Ownership Limitations
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Approve/Amend Stock-for-Salary/Bonus Plan
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Approve/Amend Subadvisory Agreement
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Approve/Amend Terms of Poison Pill
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Approve/Re-Approve Performance Metrics for Qualification under the Provisions of Section 162(m)
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: As a Preferred Shareholder, request a separate minority election of a member of the Fiscal Council under the Brazilian Corporate Law.
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT	Global / Domestic	Always	With Management

Proposal Type: As a Preferred Shareholder,request a separate minority election of a member of the Board of Directors under the Brazilian Corporate Law.
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT	Global / Domestic	Always	With Management

Proposal Type: As an Ordinary Shareholder, request a separate minority Election of a Member of the Board of Directors under the Brazilian Corporate Law.
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against

Proposal Type: As an Ordinary Shareholder, request a separate minority Election of a Member of the Fiscal Council under the Brazilian Corporate Law.
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT	Global / Domestic	Always	With Management

Proposal Type: Auditor Rotation
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Authorize a New Class of Common Stock
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Authorize Board Chairman to Serve as CEO
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Authorize Board to Fill Vacancies
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Authorize Board to Fix Remuneration of External Auditor(s)
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Authorize Board to Fix Remuneration of Internal Statutory Auditor(s)
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Authorize Board to Increase Capital in the Event of Demand Exceeding Amounts Submitted to Shareholder Vote Above
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Authorize Board to Issue Shares in the Event of a Public Tender Offer or Share Exchange Offer
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against

Proposal Type: Authorize Board to Ratify and Execute Approved Resolutions
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Authorize Board to Repurchase Shares in the Event of a Public Tender Offer or Share Exchange Offer
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against

Proposal Type: Authorize Board to Set Issue Price for 10 Percent of Issued Capital Pursuant to Issue Authority without Preemptive Rights
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Authorize Board to Set Terms of Preferred
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Authorize Capital Increase for Future Share Exchange Offers
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Authorize Capital Increase of up to 10 Percent of Issued Capital for Future Acquisitions
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Authorize Capitalization of Reserves for Bonus Issue or Increase in Par Value
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Authorize Company Subsidiary to Purchase Shares in Parent
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Authorize Directed Share Repurchase Program
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Authorize Filing of Required Documents/Other Formalities
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Authorize Issuance of Bonds/Debentures
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Authorize Issuance of Bonds/Debentures
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Authorize Issuance of Equity or Equity-Linked Securities with Preemptive Rights
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Authorize Issuance of Equity Upon Conversion of a Subsidiary's Equity-Linked Securities
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Authorize Issuance of Investment Certificates
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Authorize Issuance of Preferred Stock with Preemptive Rights
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Authorize Issuance of Warrants/Bonds with Warrants Attached/Convertible Bonds with Preemptive Rights
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Authorize Issuance of Warrants/Bonds with Warrants Attached/Convertible Bonds without Preemptive Rights
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Authorize Management Board Not to Disclose Individualized Remuneration of its Members
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Authorize New Class of Preferred Stock
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Authorize Reissuance of Repurchased Shares
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT	Global / Domestic	Always	With Management

Proposal Type: Authorize Repurchase of Debt Instruments and Reissuance of Repurchased Debt Instruments
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For
Proposal Type: Authorize Share Repurchase Program and Cancellation of Repurchased Shares
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Authorize Share Repurchase Program and Reissuance of Repurchased Shares
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Authorize Share Repurchase Program
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Authorize the Company to Call EGM with Two Weeks Notice
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Authorize Use of Financial Derivatives
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Avoid Support of Abortion-Related Activities
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Black Economic Empowerment(BEE)Transactions(SouthAfrica)
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Board Diversity
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against

Proposal Type: Bondholder ProposalXXX
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Bundled Say on Pay/Golden Parachute Advisory Vote
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Burma - Related
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Call the Meeting to Order
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Change Company Name
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Change Date/Location of Annual Meeting
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Change Date/Time of Annual Meeting
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Change Fiscal Year End
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Change Jurisdiction of Incorporation [ ]
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Change Location of Registered Office/Headquarters
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Change of Corporate Form
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Change Range for Size of the Board
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Change Size of Board of Directors
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Charitable Contributions
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against

Proposal Type: China Principles
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Classify Board and Elect Directors
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Classify the Board of Directors
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against

Proposal Type: Claw-back Statements under Restatements
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against

Proposal Type: Climate Change
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against

Proposal Type: Climate Change Action
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against

Proposal Type: Close Meeting
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Community - Environment Impact
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT	Global / Domestic	Always	With Management

Proposal Type: Company Specific - Equity Related
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Company Specific Organization Related
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Company Specific--Board-Related
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Company-Specific -- Miscellaneous
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT	Global / Domestic	Always	With Management

Proposal Type: Company-Specific -- Shareholder Miscellaneous
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT	Global / Domestic	Always	With Management

Proposal Type: Company-Specific Board-Related
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT	Global / Domestic	Always	With Management

Proposal Type: Company-Specific Compensation-Related
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Company-Specific--Compensation-Related
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always Vote AGAINST	Global / Domestic	Always	Against

Proposal Type: Company-Specific--Governance-Related
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always Vote AGAINST	Global / Domestic	Always	Against

Proposal Type: Company-Specific--Organization-Related
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Consent to Amended Bond Indenture
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Consider Measures to Address the Decline in the Company's Net Asset Value Relative to Its Capital
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Consider Non-Financial Effects of Mergers
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Conversion Rights for SPAC
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Convert Closed-End Fund to Open-End Fund
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Convert Multiple Voting Shares to Common Shares
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Country-by-Country Tax Reporting
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Death Benefits / Golden Coffins
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Declassify the Board of Directors
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Declassify the Board of Directors
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Deliberations on Possible Legal Action Against Directors/(Internal) Auditors
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Deliberations on Possible Legal Action Against Directors/(Internal) Auditors
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Designate Inspector or Shareholder Representative(s) of Minutes of Meeting and/or Vote Tabulation
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Designate Newspaper to Publish Meeting Announcements
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Designate Risk Assessment Companies
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Designate X as Independent Proxy
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Disclose Information on Compensation Consultant
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Disclose Prior Government Service
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Discuss/Approve Company's Corporate Governance Structure/Statement
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Discussion of Supervisory Board Profile
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Dismiss/Remove Director(s)/Auditor(s) (Non-contentious)
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Dismiss/Remove Directors (Contentious)
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Dismiss/Remove Statutory Auditor(s)
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Do you wish to request installation of a Fiscal Council, under the terms of Article 161 of the Brazilian Corporate Law?
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Elect a Shareholder-Nominee to the Board (Non-Proxy-Access Nominee)
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Elect a Shareholder-Nominee to the Board
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Elect a Shareholder-Nominee to the Supervisory Board
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always Vote AGAINST	Global / Domestic	Always	Against

Proposal Type: Elect Alternate Director Nominated by Preferred Shareholders
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Elect Alternate/Deputy Directors
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Elect Board Chairman/Vice-Chairman
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Elect Board of Directors and Auditors
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT	Global / Domestic	Always	With Management

Proposal Type: Elect Board Representative for Holders of Savings Shares and Fix His/Her Remuneration
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Elect Chairman of Meeting
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Elect Company Clerk/Secretary
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Elect Director (Cumulative Voting or More Nominees Than Board Seats)
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Elect Director (Cumulative Voting or More Nominees Than Board Seats)
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Elect Director (Not Cumulative Voting but more candidates than board seats)
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Elect Director and Approve Director's Remuneration
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Elect Director
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Vote AGAINST if did not attend more than 75% Meetings	Domestic	Director DID NOT attend at least 75% of meetings last year	Against
2	Vote AGAINST if majority of board is not independent	Domestic	Majority of Board is NOT Independent	Against
3	Vote WITHHOLD if did not attend more than 75% Meetings	Domestic	Director DID NOT attend at least 75% of meetings last year	Withhold
4	Vote WITHHOLD if majority of board is not indpendent	Domestic	Majority of Board is NOT Independent	Withhold
5	Vote FOR if all other rules pass	Global / Domestic	Always	For

Proposal Type: Elect Directors (Bundled Management Slate)
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Elect Directors (Bundled Opposition Slate)
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Elect Directors (Bundled) and Approve Their Remuneration
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT	Global / Domestic	Always	With Management

Proposal Type: Elect Directors (Bundled)
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Elect Directors (Management Slate)
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Elect Directors (Opposition Slate)
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT	Global / Domestic	Always	With Management

Proposal Type: Elect Member(s) of X Committee
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Elect Members and Deputy Members of Corporate Assembly and/or Committee of Representatives
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Elect Members of Audit Committee (Bundled)
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Elect Members of Audit Committee
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Elect Members of Nominating Committee
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Elect Members of Nominating Committee (Bundled)
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Elect Members of Remuneration Committee (Bundled)
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Elect Members of Remuneration Committee
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Elect Members of X Committee (Bundled)
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Elect Minority Representative under Majority Board Election
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Elect Minority Representative under Majority Fiscal Council Election
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Elect Preferred Stock Director
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Elect Representative of Employee Shareholders to the Board
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Elect Subsidiary Director
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Elect Supervisory Board Member
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Elect Supervisory Board Members (Bundled)
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Elect Supervisory Board Members (Bundled)
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Eliminate Class of Common Stock
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Eliminate Class of Preferred Stock
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Eliminate Cumulative Voting
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT	Global / Domestic	Always	With Management

Proposal Type: Eliminate Cumulative Voting
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Eliminate Discretionary Voting of Unmarked Proxies
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Eliminate or Restrict Severance Agreements (Change-in-Control)
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Eliminate or Restrict Shareholder Rights Plan (Poison Pill)
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Eliminate Preemptive Rights
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Eliminate/Adjust Par Value of Common Stock
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Eliminate/Restrict Right to Act by Written Consent
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Eliminate/Restrict Right to Call a Special Meeting
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Employ Financial Advisor to Explore Alternatives to Maximize Value
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Employment Contract
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: End Production of Tobacco Products
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against

Proposal Type: Energy Efficiency
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Environmental - Related (Japan)
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Establish a Compensation Committee
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Establish a Nominating Committee
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Establish Director Stock Ownership Requirement
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Establish Environmental/Social Issue Board Committee
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against

Proposal Type: Establish Mandatory Retirement Age for Directors
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against

Proposal Type: Establish Other Board Committee
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Establish Range for Board Size
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against

Proposal Type: Establish SERP Policy
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Establish Shareholder Advisory Committee
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Establish Term Limits for Directors
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Establish/Alter Mandatory Retirement Policy for Directors
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Facility Safety
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against

Proposal Type: Fix Board Terms for Directors
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Fix Maximum Variable Compensation Ratio
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Fix Number of and Elect Directors
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT	Global / Domestic	Always	With Management

Proposal Type: Fix Number of Directors and/or Auditors
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Gender Pay Gap
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against

Proposal Type: Genetically Modified Organisms (GMO)
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against

Proposal Type: GHG Emissions
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT	Global / Domestic	Always	With Management

Proposal Type: Glass Ceiling
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Going Dark Transaction
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Grant Authority to Board to Implement Antitakeover Measures During a Takeover
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Grant Equity Award to Third Party
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Human Rights Risk Assessment
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT	Global / Domestic	Always	With Management

Proposal Type: Hydraulic Fracturing
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Identifying a Controlling Shareholder
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Identifying a Senior Officer
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Identifying an institutional investor as definaed in the Supervision Financial Services Regulations 2009 or Joint Investment Trust Law 1994
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: If Cumulative Voting Is adopted, do you wish to equally distribute your votes to all nominees OR equally distribute for each supported nominee?
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against

Proposal Type: If neither class of shares reaches the minimum quorum to elect board representative, use your votes to elect the candidate with more votes for both.
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: If one of the nominees leaves the fiscal council slate due to a separate minority election, may your votes still be counted for the proposed slate?
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Improve Human Rights Standards or Policies
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: In Case of a Minority Separate Election, Would You Like to Cast Votes to the Minority Board Nominee Who Individually Obtains the Largest No of
Votes?
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: In Case of a Minority Separate Election, Would You Like to Cast Votes to the Minority Fiscal Council Nominee Who Ind Obtains the Largest No of
Votes?
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: In case there is any change to the Board Slate Composition, may your votes still be counted for the proposed slate?
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against

Proposal Type: In the Event of a Second Call, the Voting Instructions Contained in this Proxy Card may also be Considered for the Second Call
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Income Inequality
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against

Proposal Type: Increase Authorized Common Stock and Authorize New Class of Common Stock
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Increase Authorized Common Stock and Authorize New Class of Preferred Stock
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management
Proposal Type: Increase Authorized Common Stock
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Increase Authorized Preferred and Common Stock
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Increase Authorized Preferred Stock
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against
Proposal Type: Increase Authorized Stock and Issue Equity or Equity-linked Securities with or without Preemptive Rights
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against

Proposal Type: Increase Disclosure of Executive Compensation
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always Vote AGAINST	Global / Domestic	Always	Against

Proposal Type: Indicate Personal Interest in Proposed Agenda Item
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT	Global / Domestic	Always	With Management

Proposal Type: Indicate That You Do Not Have Personal Interest in Proposed Agenda Item
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Indicate X as Independent Board Member
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Initiate Share Repurchase Program
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT	Global / Domestic	Always	With Management

Proposal Type: Install and/or Fix Size of Fiscal Council
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Internet Censorship
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Inverse Controlling Shareholder Statement
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Investment in Financial Products
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For
Proposal Type: Limit Auditor from Providing Non-Audit Services
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Limit Composition of Committee(s) to Independent Directors
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Limit Executive Compensation
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Limit/Prohibit Accelerated Vesting of Awards
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always Vote AGAINST	Global / Domestic	Always	Against

Proposal Type: Limit/Prohibit Executive Stock-Based Awards
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Limited Partnership/Limited Liability Corporation
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Link Executive Pay to Social Criteria
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always Vote AGAINST	Global / Domestic	Always	Against

Proposal Type: Liquidate Company Assets and Distribute Proceeds
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: MacBride Principles
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Management Climate-Related Proposal
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For
Proposal Type: Mandatory Arbitration on Employment Related Claims
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Miscellaneous -- Equity Related
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Miscellaneous Mutual Fund - Company-Specific
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Miscellaneous Proposal - Environmental
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against

Proposal Type: Miscellaneous Proposal - Social
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against

Proposal Type: Miscellaneous Proposal: Company-Specific
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Miscellaneous Subsidiary Related - Company-Specific
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Non-Employee Director Compensation
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Open Meeting
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Operations in Hgh Risk Countries
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against
Proposal Type: Operations in Protected Areas
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Opt Out of State's Control Share Acquisition Law
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Other Business
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against

Proposal Type: Pay for Superior Performance
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Performance-Based and/or Time-Based Equity Awards
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against

Proposal Type: Permit Board to Amend Bylaws Without Shareholder Consent
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Phase Out Nuclear Facilities
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against
Proposal Type: Plant Closures and Outsourcing
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Political Activities and Action
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against

Proposal Type: Political Contributions and Lobbying
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against

Proposal Type: Political Lobbying Disclosure
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT	Global / Domestic	Always	With Management

Proposal Type: Preferred Proposal
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Prepare and Approve List of Shareholders
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Prepare Report on Health Care Reform
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against
Proposal Type: Prepare Tobacco-Related Report
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against
Proposal Type: Private Company
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For
Proposal Type: Product Toxicity and Safety
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against

Proposal Type: Proposals Requesting Non-Binding Advisory Vote On Climate Action Plan
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against

Proposal Type: Provide Directors May Only Be Removed for Cause
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Provide for Confidential Vote Tally
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Provide for Confidential Voting
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Provide Proxy Access Right
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Vote AGAINST if less than 3% of total shareholder ownership	Domestic	Shareholder ownership requirement Is Less than 3 Percent	Against
2	Vote AGAINST if Minimum holding period is less than 3 years	Domestic	Holding Period Is Less than 3 Years	Against
3	Vote AGAINST if Board Percentage is more than 25%	Domestic	Maximum percentage of board nomination Is Greater than 25 Percent	Against
4	Vote FOR if all other rules pass	Global / Domestic	Always	For
Proposal Type: Provide Right to Act by Written Consent
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Provide Right to Act by Written Consent
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against
Proposal Type: Provide Right to Call Special Meeting
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For
Proposal Type: Proxy Access
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Vote AGAINST if less than 3% of total shareholder ownership	Domestic	Shareholder ownership requirement Is Less than 3 Percent	Against
2	Vote AGAINST if Minimum holding period is less than 3 years	Domestic	Holding Period Is Less than 3 Years	Against
3	Vote AGAINST if Board Percentage is more than 25%	Domestic	Maximum percentage of board nomination Is Greater than 25 Percent	Against
4	Vote FOR if all other rules pass	Global / Domestic	Always	For

Proposal Type: Proxy Voting Disclosure
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Publish Two Degree Scenario Analysis
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Put Repricing of Stock Options to Shareholder Vote
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Racial Equity and/or Civil Rights Audit
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT	Global / Domestic	Always	With Management
Proposal Type: Ratify Alternate Auditor
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For
Proposal Type: Ratify Auditors
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Vote AGAINST if Audit Fees do not exceed Non Audit Fees	Domestic	Audit Fees Percentage Is Less than or Equal to 50 Percent	Against
2	Vote FOR if all other rules pass	Global / Domestic	Always	For

Proposal Type: Ratify Changes in the Composition of the Board
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT	Global / Domestic	Always	With Management

Proposal Type: Ratify Past Allocation of Income and Dividends
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For
Proposal Type: Ratify Past Issuance of Shares
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For
Proposal Type: Receive Consolidated Financial Statements and Statutory Reports (Non-Voting)
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Receive Financial Statements and Statutory Reports (Non-Voting)
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Receive/Approve Report/Announcement
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Receive/Approve Special Report
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For
Proposal Type: Recycling
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT	Global / Domestic	Always	With Management

Proposal Type: Redeem Shareholder Rights Plan (Poison Pill)
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Reduce Authorized Common and/or Preferred Stock
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For
Proposal Type: Reduce Supermajority Vote Requirement
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For
Proposal Type: Reduce Supermajority Vote Requirement
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Reduce Tobacco Harm to Health
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Reimburse Proxy Contest Expenses
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Reimburse Proxy Contest Expenses
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Reincorporate in Another State [ ]
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Removal of Existing Board Directors
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against

Proposal Type: Remove Age Restriction for Directors
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Remove Double-Voting Rights for Long-Term Registered Shareholders
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Remuneration-Related
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For
Proposal Type: Renew Partial Takeover Provision
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Renewable Energy
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against

Proposal Type: Report on Coffee Sourcing Policies
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Report on EEO
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Report on Environmental Policies
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Report on Pay Disparity
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against

Proposal Type: Require a Majority Vote for the Election of Directors
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Require Advance Notice for Shareholder Proposals/Nominations
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Require Director Nominee Qualifications
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Require Directors Fees to be Paid in Stock
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Require Environmental/Social Issue Qualifications for Direct
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against

Proposal Type: Require Independent Board Chairman
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against

Proposal Type: Require Majority of Independent Directors on Board
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against

Proposal Type: Require More Director Nominations Than Open Seats
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against

Proposal Type: Rescind Fair Price Provision
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management
Proposal Type: Restore or Provide for Cumulative Voting
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Restore/Strengthen Shareholder Authority to Vote on Income Allocation
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Restrict Spending on Climate Change-Related Analysis or Actions
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Review Drug Pricing or Distribution
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against

Proposal Type: Review Fair Lending Policy
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Review Foreign Military Sales
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Review Impact of Pandemics
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Review Tobacco Marketing
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Rotate Annual Meeting Location
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Seek Sale of Company/Assets
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Set Global Limit for Capital Increase to Result From All Issuance Requests
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For
Proposal Type: Sever Links with Tobacco Industry
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Share Buyback Holding Period
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Share Re-registration Consent
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Social Proposal
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against

Proposal Type: Stock Retention/Holding Period
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against

Proposal Type: Submit SERP to Shareholder Vote
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Submit Severance Agreement (Change-in-Control) to Shareholder Vote
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT	Global / Domestic	Always	With Management

Proposal Type: Submit Shareholder Rights Plan (Poison Pill) to Shareholder Vote
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Sustainability Activities and Action
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against

Proposal Type: Sustainability Report
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For
Proposal Type: TARP Related Compensation
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: The Undersigned Hereby Certifies that the Shares Represented by this Proxy are Owned and Controlled by a @ Citizen
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against
Proposal Type: Toxic Emissions
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against

Proposal Type: Transact Other Business (Non-Voting)
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management
Proposal Type: Use GAAP for Executive Compensation Metrics
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT	Global / Domestic	Always	With Management
Proposal Type: Verifying Eligibility to Vote
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Waive Control Share Acquisition Provision
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Waive Requirement for Mandatory Offer to All Shareholders
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote FOR	Global / Domestic	Always	For

Proposal Type: Weapons - Related
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote AGAINST	Global / Domestic	Always	Against
Proposal Type: Wood Procurement
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Workplace Sexual Harassment
Shareholder Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

Proposal Type: Written Consent
Management Proposal

Priorities	Policy Rules Name	Region	Condition	Vote Instruction
1	Always vote WITH MANAGEMENT (Minimal Data)	Global / Domestic	Always	With Management

PART C

OTHER INFORMATION

Item 28. Exhibits:

Unless noted otherwise, each of the following exhibits, each previously filed as an exhibit to a post-effective amendment to the Registrant’s registration statement on Form N-1A (File Nos. 333-195493 and 811-22961) (“PEA”), is hereby incorporated herein by reference to the PEA stated below.

(a)	Articles of Incorporation.
(1)
Agreement and Declaration of Trust of EA Series Trust (the “Registrant”), previously filed as Exhibit (a)(1) with Pre-Effective Amendment No. 2 to the Registrant’s registration statement on Form N-1A (File Nos. 333-195493 and 811-22961) on October 17, 2014.

	(2)	Restated Certificate of Trust of EA Series Trust, as filed with the office of the Secretary of State of Delaware on April 21, 2022, previously filed as Exhibit (a)(4) with PEA 120 on May 13, 2022.
(b)	By-laws.
(1)
By-laws of the Registrant, previously filed as Exhibit (b)(1) with Pre-Effective Amendment No. 2 to the Registrant’s registration statement on Form N-1A (File Nos. 333-195493 and 811-22961) on October 17, 2014.

	(2)	Amended By-laws of the Registrant, previously filed as Exhibit (b) with PEA 275 on September 28, 2023.

(c)	Instruments Defining Rights of Security Holders.

	(1)	Agreement and Declaration of Trust
		(i)	Article III: Shares

		(ii)	Article V: Shareholders’ Voting Powers and Meetings

		(iii)	Article VI: Net Asset Value; Distributions; Redemptions; Transfers

		(iv)	Article VIII: Certain Transactions, Section 4

		(v)	Article X: Miscellaneous, Section 4

	(2)	By-Laws
		(i)	Article II: Meetings of Shareholders

		(ii)	Article VI: Records and Reports, Sections 1, 2, and 3

		(iii)	Article VII: General Matters, Sections 3, 4, 6, and 7

		(iv)	Article VIII: Amendments, Section 1

(d)	Investment Advisory Agreements.
	(1)	Empowered Funds, LLC
		(i)	Multiple Funds — Investment Advisory Agreement dated November 11, 2024, previously filed as Exhibit (d)(79) with PEA 399 on November 21, 2024.
		(A)	Amended Schedule A dated July 17, 2026, previously filed as Exhibit (d)(1)(i)(a) with PEA 633 on July 23, 2026.

		(ii)	Coastal Compass 100 ETF (ROPE) — Investment Advisory Agreement dated September 6, 2024, previously filed as Exhibit (d)(86) with PEA 398 on November 19, 2024.

(iii) Stance Sustainable Beta ETF (CHGX) — Investment Advisory Agreement dated September 4, 2024, previously filed as Exhibit (d)(81) with PEA 357 on September 13, 2024.

(2)	3A Capital, LLC - Investment Sub-Advisory Agreement - To be filed by subsequent amendment.

(3)	Alpha Architect, LLC
(i)
Multiple Funds — Investment Sub-Advisory Agreement dated June 21, 2024, with respect to the Alpha Architect U.S. Quantitative Value ETF (QVAL), Alpha Architect International Quantitative Value ETF (IVAL), Alpha Architect U.S. Quantitative Momentum ETF (QMOM), Alpha Architect International Quantitative Momentum ETF (IMOM), Alpha Architect Global Factor Equity ETF (AAVM), and Alpha Architect High Inflation and Deflation ETF (HIDE), previously filed as Exhibit (d)(88) with PEA 364 on August 16, 2024.

(A)
Amended Schedule A dated April 17, 2026 with respect to Alpha Architect US Equity ETF (AAUS), Alpha Architect International Equity ETF (AAGL), Alpha Architect US Equity 2 ETF (AAEQ), and Alpha Architect US Equity Growth ETF (AAGW), Alpha Architect US Equity 3 ETF (AAUA), Alpha Architect US Equity 4 ETF (AAUB), Alpha Architect US Equity 5 ETF (AAUD), and Alpha Architect US Equity 6 ETF (AAUE), previously filed as Exhibit (d)(2)(i)(A) with PEA 606 on May 4, 2026.

(ii)
Multiple Funds — Investment Sub-Advisory Agreement dated September 6, 2024, with respect to the Alpha Architect 1-3 Year Box ETF (BOXS), Alpha Architect Intermediate-Term Treasury Bond ETF (BOXI), Alpha Architect Long-Term Treasury Bond ETF (BOXL), Alpha Architect Aggregate Bond ETF (BOXA), Alpha Architect Inflation-Protected Securities ETF (BOXP), and Alpha Architect Real Estate ETF (BOXR), previously filed as Exhibit (d)(90) with PEA 397 on November 14, 2024.

(iii)
Multiple Funds — Investment Sub-Advisory Agreement with respect to Alpha Architect 1-3 Month Box ETF (BOXX) and Alpha Architect Tail Risk ETF (CAOS), previously filed as Exhibit (d)(2)(iii) with PEA 530 on September 12, 2025.

(4)
Alpha Blue Capital Management LP — Investment Sub-Advisory Agreement dated December 12, 2023, with respect to Alpha Blue Capital US Small-Mid Cap Dynamic ETF (ABCS), previously filed as Exhibit (d)(64) with PEA 318 on December 12, 2023.

(5)
Altrius Capital Management, Inc. — Investment Sub-Advisory Agreement dated September 26, 2022, with respect to the Altrius Global Dividend ETF (DIVD), previously filed as Exhibit (d)(45) with PEA 174 on September 26, 2022.

(6)
Amplius ETF Advisors, LLC — Investment Sub-Advisory Agreement dated April 25, 2025, with respect to the Amplius Aggressive Allocation ETF (AAAA), previously filed as Exhibit (d)(100) with PEA 473 on April 25, 2025.

(7)
Angel Oak Capital Advisors, LLC — Investment Sub-Advisory Agreement dated June 6, 2025, with respect to the Strive Total Return Bond ETF (STXT) and Strive Enhanced Income Short Maturity ETF (BUXX), previously filed as Exhibit (d)(6) with PEA 548 on October 28, 2025.

(8)	AOT Invest LLC
(i) AOT Software Platform ETF (AOTS) — Investment Sub-Advisory Agreement dated December 10, 2025, previously filed as Exhibit (d)(7)(ii) with PEA 564 on December 12, 2025.

	(A)	Amended Schedule A dated April 16, 2026, with respect to the AOT Growth and Innovation ETF (AOTG), previously filed as Exhibit (d)(7)(i)(A) with PEA 606 on May 4, 2026.

(9)	Argent Capital Management
	(i)	Argent Mid Cap ETF (AMID) — Investment Sub-Advisory Agreement dated June 17, 2022, previously filed as Exhibit (d)(35) with PEA 153 on August 15, 2022.
(ii)
Argent Focused Small Cap ETF (ALIL) and Argent Large Cap ETF (ABIG) — Amended Investment Sub-Advisory Agreement dated February 7, 2025, previously filed as Exhibit (d)(19)(i) with PEA 456 on March 20, 2025.

(10)	Arin Risk Advisors, LLC
(i)
Alpha Architect ETFs — Investment Sub-Advisory Agreement dated November 4, 2022, with respect to the Alpha Architect Tail Risk ETF (CAOS) and Alpha Architect 1-3 Month Box ETF (BOXX) previously filed as Exhibit (d)(53) with PEA 191 on November 10, 2022.

(A)
Amended Schedule A dated September 6, 2024, with respect to the Alpha Architect 1-3 Year Box ETF (BOXS), Alpha Architect Intermediate-Term Treasury Bond ETF (BOXI), Alpha Architect Long-Term Treasury Bond ETF (BOXL), Alpha Architect Aggregate Bond ETF (BOXA), Alpha Architect Inflation-Protected Securities ETF (BOXP), and Alpha Architect Real Estate ETF(BOXR), previously filed as Exhibit (d)(33)(i) with PEA 397 on November 14, 2024.

	(ii)	Arin Tactical Tail Risk ETF (ATTR) — Investment Sub-Advisory Agreement, previously filed as Exhibit (d)(9)(ii) with PEA 526 on August 29, 2025.
	(iii)	BufferLABS US Equity Dynamic Buffer ETF (BFLB) — Investment Sub-Advisory Agreement dated September 5, 2025, previously filed as Exhibit (d)(9)(iii) with PEA 534 on September 22, 2025.
(iv)
Castellan ETFs — Investment Sub-Advisory Agreement dated June 6, 2025, with respect to the Castellan Targeted Equity ETF (CTEF) and Castellan Targeted Income ETF (CTIF), previously filed as Exhibit (d)(110) with PEA 501 on June 9, 2025.

	(v)	MC Trio Buffered Equity ETF — Investment Sub-Advisory Agreement dated April 1, 2026, previously filed as Exhibit (d)(9)(v) with PEA 620 on May 22, 2026.
	(vi)	MRBL ETFs — Investment Sub-Advisory Agreement dated January 10, 2025, with respect to the MRBL Enhanced Equity ETF (EDGE), previously filed as Exhibit (d)(93) with PEA 425 on January 15, 2025.

(11)
ARS Investment Partners, LLC — Investment Sub-Advisory Agreement dated April 25, 2025, with respect to the ARS Core Equity Portfolio ETF and ARS Focused Opportunities Strategy ETF (AFOS), previously filed as Exhibit (d)(105) with PEA 493 on May 30, 2025.

(12)
Astoria Portfolio Advisors, LLC — Investment Sub-Advisory Agreement dated June 9, 2023, with respect to Astoria US Equal Weight Quality Kings ETF (ROE), previously filed as Exhibit (d)(47) with PEA 255 on July 24, 2023.

(i)
Amended Schedule A dated April 25, 2025, with respect to the Astoria US Quality Growth Kings ETF (GQQQ), Astoria International Quality Growth Kings ETF (IROE), Astoria US Small Cap Quality Growth Kings ETF (SROE), EA Astoria Dynamic Core US Fixed Income ETF (AGGA), and Astoria US Enhanced Core Equity ETF (LCOR), previously filed as Exhibit (d)(47) with PEA 481 on May 7, 2025.

(13)	Avory & Co. — Investment Sub-Advisory Agreement dated December 10, 2025 with respect to the Avory Foundational ETF (AVRY), previously filed as Exhibit (d)(12) with PEA 567 on December 19, 2025.

(14)
Avos Capital Management, LLC — Investment Sub-Advisory Agreement dated January 16, 2026 with respect to the Avos Global Equities ETF (AVOS) previously filed as Exhibit (d)(14) with PEA 579 on January 28, 2026.

(15)	Bastion Fiduciary, LLC — Investment Sub-Advisory Agreement dated February 7, 2025, with respect to the Bastion Energy ETF (BESF), previously filed as Exhibit (d)(98) PEA 443 on February 18, 2025.

(16)
Beacon Capital Management, Inc. — Investment Sub-Sub-Advisory Agreement dated July 30, 2025, with respect to the EA Astoria Dynamic Core US Fixed Income ETF (AGGA), previously filed as Exhibit (d)(14) PEA 540 on September 26, 2025.

(17)
Bridges Capital, LLC — Investment Sub-Advisory Agreement dated March 27, 2023, with respect to the Bridges Capital Tactical Equity (BDGS), previously filed as Exhibit (d)(57) with PEA 227 on April 5, 2023.

(18)	Bridgeway Capital Management, LLC
	(i)	Multiple Funds — Investment Sub-Advisory Agreement dated June 17, 2022, with respect to the EA Bridgeway Blue Chip ETF (BBLU), previously filed as Exhibit (d)(41) with PEA 231 on April 19, 2023.
	(A)	Amended Schedule A dated September 26, 2022, with respect to the EA Bridgeway Omni Small-Cap Value ETF (BSVO), previously filed as Exhibit (d)(41)(i) with PEA 199 on December 19, 2022.
(B)
Amendment No. 2 dated March 6, 2026 to Schedule A with respect to the EA Bridgeway Ultra-Small Company Market ETF (BUSM), EA Bridgeway Select Small-Cap Value ETF (BRSV), and EA Bridgeway Aggressive Investors ETF (BAGX), previously filed as Exhibit (d)(17)(i)(B) with PEA 612 on May 13, 2026.

(19)
Burke Wealth Management LLC - Investment Sub-Advisory Agreement dated April 17, 2026, with respect to the BWM Quality Growth ETF (BWQG), previously filed as Exhibit (d)(18) with PEA 610 on May 11, 2026.

(20)	The Burney Company
	(i)	Burney U.S. Factor Rotation ETF (BRNY) — Investment Sub-Advisory Agreement dated September 26, 2022, previously filed as Exhibit (d)(18)(i) with PEA 553 on November 18, 2025.
	(ii)	Burney U.S. Equity Select ETF (BRES) —Investment Sub-Advisory Agreement dated July 18, 2025, previously filed as Exhibit (d)(29)(i) with PEA 525 on August 22, 2025

(21)
Cambria Investment Management, L.P. — Investment Sub-Advisory Agreement dated September 6, 2024, with respect to the Cambria Global Shareholder Yield ETF (AYLD), Cambria Tax Aware ETF (TAX), and Cambria Endowment Style ETF (ENDW), previously filed as Exhibit (d)(85) with PEA 382 on October 1, 2024.

(i)
Amended Schedule A dated April 25, 2025, with respect to the Cambria Global Equal Weight ETF (GEW) and Cambria US Equal Weight ETF (USEW), Cambria Endowment Style 2 ETF (ENDQ), Cambria US Large Cap Equity ETF (USLE), Cambria Global EW 2 ETF (GEQ), and Cambria Global EW 3 ETF (GEX), previously filed as Exhibit (d)(21)(i) with PEA 584 on February 25, 2026.

(22)	CapFinancial Partners, LLC dba CAPTRUST - Investment Sub-Advisory Agreement - to be filed by amendment.

(23)
Castellan Group, LLC — Investment Sub-Advisory Agreement dated June 6, 2025, with respect to the Castellan Targeted Equity ETF (CTEF) and Castellan Targeted Income ETF (CTIF), previously filed as Exhibit (d)(109) with PEA 501 on June 9, 2025.

(24)	CG Advisory Services - Investment Sub-Advisory Agreement dated June 5, 2026, with respect to the CG Flagship Equity ETF (CGFS), previously filed as Exhibit (d)(24) with PEA 631 on July 14, 2026.

(25)
City Different Investments — Investment Sub-Advisory Agreement dated July 18, 2025, with respect to the City Different Investments SMID Cap Core Equity ETF (CDSM) and City Different Investments Global Equity ETF (CDIG), previously filed as Exhibit (d)(20) with PEA 529 on September 10, 2025.

(26)
Cloverpoint, LLC — Investment Sub-Advisory Agreement dated April 25, 2025, with respect to the Cloverpoint Core Alpha US ETF (CAUS), Cloverpoint Core Alpha International ETF (CAIN), Cloverpoint Core Alpha Global ETF (CAGB), and Cloverpoint Core Alpha Power Evolution ETF (CAPF), previously filed as Exhibit (d)(106) with PEA 505 on June 13, 2025.

(27)
Coastal Equity Management, LLC — Investment Sub-Advisory Agreement dated September 6, 2024, with respect to the Coastal Compass 100 ETF (ROPE), previously filed as Exhibit (d)(87) with PEA 398 on November 19, 2024.

(28)
Concourse Capital Advisors, LLC — Investment Sub-Advisory Agreement dated June 6, 2025, with respect to the Concourse Capital Focused Equity ETF (CCFE), previously filed as Exhibit (d)(104) with PEA 499 on June 6, 2025.

(29)
Consilium Investment Management, LLC – Investment Sub-Advisory Agreement dated March 6, 2026, with respect to the Sophus Capital Emerging Market Small Cap ETF (EMSC) and Sophus Capital Emerging Market ETF (EMEM), previously filed as Exhibit (d)(26) with PEA 589 on March 9, 2026.

(30)	Dakota Wealth, LLC — Investment Sub-Advisory Agreement dated April 25, 2025, with respect to the Dakota Active Equity ETF (DAK), previously filed as Exhibit (d)(107) with PEA 508 on June 20, 2025.

(31)
Dividend Assets Capital, LLC — Investment Sub-Advisory Agreement dated October 10, 2025, with respect to the DAC 3D Dividend Growth ETF (DVGR), previously filed as Exhibit (d)(26) with PEA 561 on December 1, 2025.

(32)	Draco Evolution Corp. — Investment Sub-Advisory Agreement dated June 24, 2024, with respect to the Draco AI Evolution ETF (DRAI), previously filed as Exhibit (d)(75) with PEA 353 on June 26, 2024.

(33)
Euclidean Technologies Management, LLC — Investment Sub-Advisory Agreement dated March 27, 2023, with respect to the Euclidean Fundamental Value ETF (ECML) previously filed as Exhibit (d)(55) with PEA 228 on April 6, 2023.

(34)
Freedom Day Solutions, LLC — Investment Sub-Advisory Agreement dated April 30, 2021, with respect to the Freedom Day Dividend ETF (MBOX), previously filed as Exhibit (d)(11) with PEA 67 on May 3, 2021.

(35)	Gadsden, LLC — Investment Sub-Advisory Agreement dated October 31, 2020, with respect to Gadsden Dynamic Multi-Asset ETF (GDMA), previously filed as Exhibit (d)(6) with PEA 41 on November 23, 2020.

(36)
GuruFocus Investments, LLC — Investment Sub-Advisory Agreement dated December 13, 2021, with respect to the Guru Favorite Stocks ETF (GFGF), previously filed as Exhibit (d)(23) with PEA 99 on December 14, 2021.

(37)
Honeytree Investment Management Ltd. — Investment Sub-Advisory Agreement dated June 9, 2023, with respect to the Honeytree U.S. Equity ETF (BEEZ), previously filed as Exhibit (d)(62) with PEA 300 on November 1, 2023.

(38)
Humilis Investment Strategies, LLC – Investment Sub-Advisory Agreement dated April 17, 2026, with respect to the Humilis US SMID Focused ETF (HISM), Humilis US Large Cap Fundamental Value ETF (HISV), Humilis US Focused Opportunities ETF (HIS), and Humilis US Dividend Growth Opportunities ETF (HISD) previously filed as Exhibit (d)(36) with PEA 611 on May 12, 2026.

(39)
Intelligent Alpha — Investment Sub-Advisory Agreement dated September 6, 2024, with respect to the Intelligent Livermore ETF (LIVR), Intelligent Omaha ETF (AIWB), Intelligent Equal Select ETF (ALPA), Intelligent Tech Focus ETF (QQAI), and Intelligent Small Cap Select ETF (AISM), previously filed as Exhibit (d)(78) with PEA 373 on September 10, 2024.

(40)	JLens — Investment Sub-Advisory Agreement dated November 11, 2024, with respect to the JLens 500 Jewish Advocacy U.S. ETF (TOV), previously filed as Exhibit (d)(80) with PEA 405 on November 25, 2024.

(41)
Keating Investment Counselors, Inc — Investment Sub-Advisory Agreement dated December 12, 2023, with respect to the Keating Active ETF (KEAT), previously filed as Exhibit (d)(73) with PEA 328 on February 9, 2024.

(42)
Kintra Investments, LLC (f/k/a McCarthy & Cox Retirement & Estate Specialists, LLC- Investment Sub-Advisory Agreement dated April 1, 2026 with respect to the MC Trio Equity Buffered ETF (TRIO), previously filed as Exhibit (d)(42) with PEA 633 on July 23, 2026.

(43)	Longnook Ventures, LLC - Investment Sub-Advisory Agreement - to be filed by amendment.

(44)
Madison Avenue Financial Solutions, LLC — Investment Sub-Advisory Agreement dated October 31, 2023 with respect to the TBG Dividend Focus ETF (TBG), previously filed as Exhibit (d)(54) with PEA 301on November 2, 2023.

(45)	Manzil Inc. — Investment Sub-Advisory Agreement with respect to the Manzil Russell Halal USA Broad Market ETF (MNZL), previously filed as Exhibit (d)(37) with PEA 563 on December 4, 2025.

(46)
MarketDesk Indices, LLC — Investment Sub-Advisory Agreement dated September 15, 2023, with respect to the MarketDesk Focused U.S. Dividend ETF (FDIV), previously filed as Exhibit (d)(50) with PEA 273 on September 15, 2023.

(i)
Amended Schedule A with respect to the MarketDesk Focused U.S. Momentum ETF (FMTM) and MarketDesk International Momentum ETF (XUSM), previously filed as Exhibit (d)(46)(i) with PEA 638 on July 31, 2026.

(47)
Matrix Asset Advisors, Inc. — Investment Sub-Advisory Agreement dated November 11, 2024, with respect to the Matrix Advisors Value ETF (MAVF), previously filed as Exhibit (d)(95) with PEA 419 on December 23, 2024.

(48)
Militia Investments, LLC — Investment Sub-Advisory Agreement dated December 16, 2024, with respect to the Militia Long/Short Equity ETF (ORR), previously filed as Exhibit (d)(91) with PEA 418 on December 23, 2024.

(49)	MKAM ETF LLC — Investment Sub-Advisory Agreement dated March 27, 2023, with respect to the MKAM ETF (MKAM) previously filed as Exhibit (d)(59) with PEA 229 on April 6, 2023.

(50)	Moonvest LLC - Investment Sub-Advisory Agreement dated March 6, 2026, with respect to the Moonvest ETF (MNVT), previously filed as Exhibit (d)(46) with PEA 591 on March 13, 2026.

(51)
Morgan Dempsey Capital Management, LLC — Investment Sub-Advisory Agreement dated March 27, 2023, with respect to the Morgan Dempsey Large Cap Value ETF (MDLV), previously filed as Exhibit (d)(61) with PEA 231 on April 19, 2023.

(52)
MRBL Management, LLC — Investment Sub-Advisory Agreement dated January 10, 2025, with respect to the MRBL Enhanced Equity ETF (EDGE), previously filed as Exhibit (d)(92) with PEA 425 on January 15, 2025.

(53)
NextGen EMP, Inc. — Investment Sub-Advisory Agreement dated November 11, 2024, with respect to the Efficient Market Portfolio Plus ETF (EMPB) and Efficient Market Portfolio Long ETF (EMPL), previously filed as Exhibit (d)(97) with PEA 409 on December 6, 2024.

(54)
Ogard Capital Market Research, LLC — Investment Sub-Advisory Agreement with respect to the BufferLABS US Equity Dynamic Buffer ETF (BFLB), previously filed as Exhibit (d)(45) with PEA 534 on September 22, 2025.

(55)	Optimal Tax Asset Management, Inc. - Investment Sub-Advisory Agreement with respect to the Optimal Tax Asset Managed ETF (OTAX), previously filed as Exhibit (d)(52) with PEA 606 on May 4, 2026.

(56)	Orcam Financial Group, LLC
(i)
Discipline Fund ETF (DSCF) — Investment Sub-Advisory Agreement dated September 15, 2021, with respect to the Discipline Fund ETF (DSCF), previously filed as Exhibit (d)(21) with PEA 86 on September 15, 2021.

	(A)	Amendment No. 1 dated October 10, 2025, previously filed as Exhibit (d)(47)(i)(A) with PEA 555 on November 21, 2025.
(ii)
Multiple Funds — Investment Sub-Advisory Agreement dated September 5, 2025, with respect to Defined Duration 5 ETF (DDV) and Defined Duration 20 ETF (DDXX), previously filed as Exhibit (d)(45)(ii) with PEA 542 on October 16, 2025.

(57)	Qualivian Investment Partners - Investment Sub-Advisory Agreement, previously filed as Exhibit (d)(56) with PEA 629 on June 26, 2026.

(58)	Rainwater Equity, LLC — Investment Sub-Advisory Agreement dated April 25, 2025, with respect to the Rainwater Equity ETF (RW), previously filed as Exhibit (d)(102) with PEA 483 on May 9, 2025.

(59)
Relative Sentiment Technologies, LLC — Investment Sub-Advisory Agreement dated March 18, 2022, with respect to the Relative Sentiment Tactical Allocation ETF (MOOD), previously filed as Exhibit (d)(33) with PEA 115 on April 1, 2022.

(60)
Research Affiliates, LLC — Investment Sub-Advisory Agreement dated June 6, 2025, with respect to the RACWI US ETF (RAUS) and Research Affiliates Deletions ETF (NIXT), previously filed as Exhibit (d)(108) with PEA 507 on June 18, 2025.

(61)
Ritholtz Wealth Management - Investment Sub-Advisory Agreement dated April 17, 2026, with respect to the Ritholtz Goaltender ETF (GTND), previously filed as Exhibit (d)(58) with PEA 608 on May 8, 2026.

(62)	Rock Creek Group, LLC — Investment Sub-Advisory Agreement dated May 1, 2026, with respect to the RockCreek Global Equality ETF (RCGE), previously filed as Exhibit (d)(59) with PEA 606 on May 4, 2026.

(63)
Sapient Capital, LLC — Investment Sub-Advisory Agreement dated December 10, 2025, with respect to the Sapient Quality Select ETF (SQS), previously filed as Exhibit (d)(54) with PEA 570 on January 9, 2026.

(64)
Sarmaya Partners, LLC — Investment Sub-Advisory Agreement dated January 10, 2025, with respect to the Sarmaya Thematic ETF (LENS), was previously filed as Exhibit (d)(83) with PEA 433 on January 24, 2025.

(65)
Sepio Capital, L.P. — Investment Sub-Advisory Agreement dated March 7, 2025, with respect to the Bushido Capital US Equity ETF (SMRI) and Bushido Capital US SMID Cap Equity ETF (RNIN), previously filed as Exhibit (d)(43) with PEA 468 on April 10, 2025.

(66)
Sequoia Financial Group, LLC — Investment Sub-Advisory Agreement dated March 7, 2025, with respect to the CCM Global Equity ETF (CCMG), previously filed as Exhibit (d)(110) with PEA 461 on March 27, 2025.

	(A)	Amended Schedule A - Filed Herewith.

(67)
Significance Capital Management LLC - Investment Sub-Advisory Agreement dated April 17, 2026 with respect to the Significance Capital Enhanced Alpha ETF, previously filed as Exhibit (d)(64) with PEA 618 on May 21, 2026.

(68)	Smart Money Group, LLC — Investment Sub-Advisory Agreement dated February 7, 2025, with respect to the Yoke Core ETF (YOKE), previously filed as Exhibit (d)(94) with PEA 439 on February 7, 2025.

(69)	Sparkline Capital LP
	(i)	Sparkline Intangible Value ETF (ITAN) — Investment Sub-Advisory Agreement dated June 22, 2021, previously filed as Exhibit (d)(15) with PEA 67 on June 23, 2021.
	(A)	Amended Schedule A dated September 6, 2024, previously filed as Exhibit (d)(9)(i) with PEA 372 on September 6, 2024.
(ii)
Multiple Funds — Investment Sub-Advisory Agreement dated September 4, 2024, with respect to the Sparkline International Intangible Value ETF (DTAN), Sparkline US Small Cap Intangible Value ETF (STAN), and Sparkline Emerging Markets Intangible Value ETF (ETAN), previously filed as Exhibit (d)(75) with PEA 372 on September 6, 2024.

(70)
Stance Capital, LLC — Investment Sub-Advisory Agreement dated September 6, 2024, with respect to the Stance Sustainable Beta ETF (CHGX), previously filed as Exhibit (d)(81) with PEA 357 on September 13, 2024.

(71)
Stock Snips, Inc. — Investment Sub-Advisory Agreement dated March 9, 2024, with respect to StockSnips AI-Powered Sentiment US All Cap ETF (NEWZ), as previously filed as Exhibit (d)(56) with PEA 342 on April 8, 2024.

(72)
Strive Asset Management, LLC — Investment Sub-Advisory Agreement dated July 26, 2022, with respect to the Strive U.S. Energy ETF (DRLL), Strive U.S. Semiconductor ETF (SHOC), Strive U.S. Technology ETF (STXT) and Strive Emerging Ex-China ETF (STXE), previously filed as Exhibit (d)(43) with PEA 146 on August 4, 2022.

		(i)	Amended Schedule A dated June 7, 2024, with respect to the Strive International Developed Markets ETF (STXI), previously filed as Exhibit (d)(27)(i) with PEA 351 on June 11, 2024.

(73)
Suncoast Equity Management, LLC — Investment Sub-Advisory Agreement dated April 25, 2025, with respect to the Suncoast Select Growth ETF (SEMG), previously filed as Exhibit (d)(103) with PEA 482 on May 7, 2025.

	(74)	The Investment House, LLC - Investment Sub-Advisory Agreement - previously filed as Exhibit (d)(73) with PEA 628 on June 10, 2026.

	(75)	Towle & Co. — Investment Sub-Advisory Agreement dated June 6, 2025, with respect to the Towle Value ETF (TCV), previously filed as Exhibit (d)(114) with PEA 513 on July 11, 2025.

(76)
Variant Perception, LLC — Investment Sub-Advisory Agreement dated December 10, 2025 with respect to the Variant Perception Cycle Aware US Equity ETF (VPX), previously filed as Exhibit (d)(63)(i) with PEA 566 on December 15, 2025.

(77)
Warren Street Wealth Advisors — Investment Sub-Advisory Agreement with respect to the Warren Street Global Equity ETF (WSGE) and Warren Street Global Bond ETF (WSGB), previously filed as Exhibit (d)(61) with PEA 537 on September 24, 2025.

(78)
White Wolf Capital Advisors, LLC — Investment Sub-Advisory Agreement dated September 9, 2023, with respect to the WHITEWOLF Publicly Listed Private Equity ETF (LBO) and WHITEWOLF Commercial Real Estate Finance Income ETF (CREF), previously filed as Exhibit (d)(52) with PEA 278 on October 3, 2023.

(e)	Underwriting Contracts.
	(1)	ALPS Distributors, Inc.
		(i)	Distribution Agreement dated October 14, 2024, previously filed as Exhibit (e)(3) with PEA 388 on October 24, 2024.
		(A)	Amended Appendix A dated January 16, 2026, previously filed as Exhibit (e)(1)(i)(A) with PEA 584 on February 25, 2026.
		(ii)	Form of Authorized Participant Agreement, previously filed as Exhibit (e)(4) with PEA 382 on October 1, 2024.

	(2)	Pine Distributors LLC
		(i)	Distribution Agreement dated May 1, 2026, previously filed as Exhibit (e)(2)(i) with PEA 632 on July 22, 2026.
		(A)	Amendment No. 2 to the Distribution Agreement dated July 17, 2026, previously filed as Exhibit (e)(2)(i)(A) with PEA 635 on July 27, 2026.

		(ii)	Form of Authorized Participant Agreement, previously filed as Exhibit (e)(3)(ii) with PEA 529 on September 10, 2025.

(f)	Bonus or Profit Sharing Contracts — Not applicable.

(g)	Custodian Agreements
	(1)	Custody Agreement between the Registrant and U.S. Bank National Association, previously filed as Exhibit (g)(1) with PEA 629 on June 26, 2026.
		(i)	Second Amendment, previously filed as Exhibit (g)(1)(i) with PEA 636 on July 28, 2026.

(h)	Other Material Contracts.
	(1)	Fund Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC, previously filed as Exhibit (h)(1) with PEA 629 on June 26, 2026.
		(i)	Second Amendment, previously filed as Exhibit (h)(1)(i) with PEA 636 on July 28, 2026.

	(2)	Index Licensing Agreements.
		(i)	Freedom 100 Emerging Markets ETF (FRDM)
		(A)	Index License Agreement dated May 6, 2019, previously filed as Exhibit (h)(5) with PEA 17 on May 17, 2019.
		(B)	Sublicense Agreement dated May 17, 2019, previously filed as Exhibit (h)(6) with PEA 17 on May 17, 2019.

		(ii)	JLens 500 Jewish Advocacy U.S. ETF (TOV) - License Agreement dated November 11, 2024, previously filed as Exhibit (h)(29) on November 25, 2024.

		(iii)	RACWI US ETF (RAUS) - Sublicense Agreement dated June 6, 2025, previously filed as Exhibit (h)(27) with PEA 507 on June 18, 2025.

		(iv)	Research Affiliates Deletions ETF (NIXT) - Sublicense Agreement dated June 7, 2024, previously filed as Exhibit (h)(26) with PEA 370 on September 3, 2024.

		(v)	Stance Sustainable Beta ETF (CHGX) - Index License Agreement dated September 12, 2024, previously filed as Exhibit (h)(28) with PEA 375 on September 13, 2024.

		(vi)	Strive ETFs
(A)
Empowered Funds, LLC - Master Index Services License Agreement dated October 25, 2022, with Bloomberg Index Services Limited, on behalf of the Strive 1000 Growth ETF (STXG), Strive 1000 Value ETF (STXV), Strive Small-Cap ETF (STXK), Strive 1000 Dividend Growth ETF (STXD) and Strive Natural Resources and Security ETF (FTWO), previously filed as Exhibit (h)(21) with PEA 188 on November 4, 2022.

(B)
Strive Asset Management, LLC - Master Index Services License Agreement dated October 3, 2022, with Bloomberg Index Services Limited, on behalf of the Strive 1000 Growth ETF (STXG), Strive 1000 Value ETF (STXV), Strive Small-Cap ETF (STXK), Strive 1000 Dividend Growth ETF (STXD) and Strive Natural Resources and Security ETF (FTWO), previously filed as Exhibit (h)(22) with PEA 188 on November 4, 2022.

		(1)	Amended Service Schedule dated October 6, 2022, on behalf of the Strive 500 ETF (STRV), previously filed as Exhibit (h)(27) with PEA 332 on March 11, 2024.

	(2)	Amended Service Schedule dated March 13, 2024, on behalf of the Strive U.S. Semiconductor ETF (SHOC), previously filed as Exhibit (h)(29) with PEA 332 on March 11, 2024.
	(3)	Amended Service Schedule dated March 1, 2024, on behalf of the Strive Mid-Cap ETF (STXM), previously filed as Exhibit (h)(23) with PEA 332 on March 11, 2024.

(3)	Fee Waiver Agreements.
(i)
Alpha Architect ETFs - Fee Waiver Agreement with respect to Alpha Architect 1-3 Year Box ETF (BOXS), Alpha Architect Intermediate-Term Treasury Bond ETF (BOXI), Alpha Architect Long-Term Treasury Bond ETF (BOXL), Alpha Architect Aggregate Bond ETF (BOXA), Alpha Architect Inflation-Protected Securities ETF (BOXP), and Alpha Architect Real Estate ETF (BOXR), previously filed as Exhibit (h)(31) with PEA 397 on November 14, 2024.

	(ii)	Alpha Architect High Inflation and Deflation ETF (HIDE) - Fee Waiver Agreement, previously filed as Exhibit (h)(20) with PEA 192 on November 15, 2022.

	(iii)	Alpha Architect Tail Risk ETF (CAOS) - Fee Waiver Agreement, previously filed as Exhibit (h)(5)(iii) with PEA 530 on September 12, 2025.

	(iv)	Alpha Architect US Equity 4 ETF (AAUB) - Fee Waiver Agreement, previously filed as Exhibit (h)(3)(iv) with PEA 632 on July 22, 2026.

	(v)	Alpha Architect 1-3 Month Box ETF (BOXX) - Fee Waiver Agreement, previously filed as Exhibit (h)(24) with PEA 193 on November 15, 2022.

	(vi)	Amplius Aggressive Asset Allocation ETF (AAAA) - Fee Waiver Agreement, previously filed as Exhibit (h)(5)(v) with PEA 617 on May 21, 2026.

	(vii)	Arin Tactical Tail Risk ETF (ATTR) - Fee Waiver Agreement, previously filed as Exhibit (h)(5)(vii) with PEA 526 on August 29, 2025.

	(viii)	Cambria Global EW 2 ETF - Fee Waiver Agreement, previously filed as Exhibit (h)(5)(vii) with PEA 614 on May 20, 2026.

	(ix)	Defined Duration ETFs
	(A)	Defined Duration 10 ETF (DDX) - Fee Waiver Agreement, previously filed as Exhibit (h)(5)(viii)(A) with PEA 555 on November 21, 2025.
	(B)	Defined Duration 5 ETF (DDV) and Defined Duration 20 ETF (DDXX) - Fee Waiver Agreement, previously filed as Exhibit (h)(5)(viii)(B) with PEA 555 on November 21, 2025.

	(x)	Keating Active ETF (KEAT) - Fee Waiver Agreement, previously filed as Exhibit (h)(5)(ix) with PEA 614 on May 20, 2026.

	(xi)	RACWI US ETF (RAUS) - Fee Waiver Agreement, previously filed as Exhibit (h)(5)(xi) with PEA 546 on October 23, 2025.

	(xii)	Research Affiliates Deletions ETF (NIXT) - Fee Waiver Agreement, previously filed as Exhibit (h)(5)(xii) with PEA 546 on October 23, 2025.

	(xiii)	Sequoia Global Value ETF (SFGV) - Fee Waiver Agreement, previously filed as Exhibit (h)(5)(xi) with PEA 599 on March 27, 2025.

	(xiv)	TBG Dividend Focus ETF (TBG) - Fee Waiver Agreement, previously filed as Exhibit (h)(3)(xiii) with PEA 629 on June 26, 2026.

(4)	12d1-4 Fund of Fund Investment Agreements
	(i)	American Century ETF Trust - Fund of Funds Investment Agreement, previously filed as Exhibit (h)(6)(i) with PEA 529 on September 10, 2025.
	(A)	Amended Appendix A - Filed Herewith.

	(ii)	Cambria ETF Trust
	(A)	Acquired Fund of Funds Investment Agreement, previously filed as Exhibit (h)(6)(ii) with PEA 529 on September 10, 2025.
	(B)	Acquiring Fund of Funds Investment Agreement, previously filed as Exhibit (h)(6)(ii)(B) with PEA 567 on December 19, 2025.

	(iii)	Dimensional ETF Trust
	(A)	Acquired Fund of Funds Investment Agreement, previously filed as Exhibit (h)(6)(iii)(A) with PEA 606 on May 4, 2026.
	(B)	Acquiring Fund of Funds Investment Agreement, previously filed as Exhibit (h)(6)(iii) with PEA 529 on September 10, 2025.

	(iv)	Direxion Shares ETF Trust - Fund of Funds Investment Agreement, previously filed as Exhibit (h)(6)(iv) with PEA 629 on June 26, 2026.

	(v)	DoubleLine ETF Trust - Fund of Funds Investment Agreement, previously filed as Exhibit (h)(6)(iv) with PEA 584 on February 25, 2026.

	(vi)	ETF Series Solutions
	(A)	Fund of Funds Investment Agreement with respect to the Acquirers Small and Micro Deep Value ETF (DEEP), previously filed as Exhibit (h)(6)(iv)(A) with PEA 529 on September 10, 2025.
	(B)	Fund of Funds Investment Agreement with respect to the Distillate U.S. Fundamental Stability & Value ETF (DSTL), previously filed as Exhibit (h)(6)(iv)(B) with PEA 529 on September 10, 2025.

	(vii)	Franklin Templeton Funds - Fund of Funds Investment Agreement, previously filed as Exhibit (h)(6)(viii) with PEA 570 on January 9, 2026.
	(A)	Amended Schedule A, previously filed as Exhibit (h)(6)(vi) with PEA 614 on May 20, 2026.

	(viii)	Global X Funds - Fund of Funds Investment Agreement, previously filed as Exhibit (h)(6)(vi) with PEA 608 on May 8, 2026.

	(ix)	GraniteShares ETF Trust - Fund of Funds Investment Agreement, previously filed as Exhibit (h)(6)(v) with PEA 529 on September 10, 2025.

	(x)	iShares, Inc. - Fund of Funds Investment Agreement, previously filed as Exhibit (h)(6)(vi) with PEA 567 on December 19, 2025.
	(A)	Amended Appendix A, previously filed as Exhibit (h)(6)(vi)(A) with PEA 570 on January 9, 2026.

		(xi)	PFS Funds - Fund of Funds Investment Agreement, previously filed as Exhibit (h)(6)(vii) with PEA 567 on December 19, 2025.

		(xii)	Simplify Exchange Traded Funds - Fund of Funds Investment Agreement, previously filed as Exhibit (h)(6)(xii) with PEA 629 on June 26, 2026.

		(xiii)	SPDR Series Trust - Fund of Funds Investment Agreement - Filed Herewith.
		(A)	First Amendment - Filed Herewith.

		(xiv)	Tidal Trust I - Fund of Funds Investment Agreement, previously filed as Exhibit (h)(6)(vi) with PEA 529 on September 10, 2025.

		(xv)	Tidal Trust II - Fund of Funds Investment Agreement, previously filed as Exhibit (h)(6)(vii) with PEA 529 on September 10, 2025.

		(xvi)	Trailmark Series Trust - Fund of Funds Investment Agreement, previously filed as Exhibit (h)(6)(viii) with PEA 529 on September 10, 2025.

		(xvii)	WisdomTree Trust - Fund of Funds Investment Agreement, previously filed as Exhibit (h)(6)(ix) with PEA 529 on September 10, 2025.
		(A)	Second Amended Appendix A, previously filed as Exhibit (h)(6)(xiii)(A) with PEA 584 on February 25, 2026.

		(xviii)	360 Funds - Fund of Funds Investment Agreement, previously filed as Exhibit (h)(6)(x) with PEA 529 on September 10, 2025.

	(5)	Loan Agreement
		(i)	Loan Agreement between EA Series Trust and U.S. Bank National Association, previously filed as Exhibit (h)(26) with PEA 328 on February 9, 2024.
		(A)	First Amendment, previously filed as Exhibit (h)(22)(a) with PEA 406 on November 26, 2024.

(i)	Opinion and Consent of Counsel – Filed Herewith.

(j)	Consent of Independent Registered Public Accounting Firm - Filed Herewith.

(k)	Omitted Financial Statements — Not applicable.

(l)	Initial Capital Agreement, previously filed as Exhibit (l) with PEA 2 on January 28, 2016.

(m)	Rule 12b-1 Plan.

(1)
Distribution Plan pursuant to Rule 12b-1, previously filed as Exhibit (m)(1) with Pre-Effective Amendment No. 2 to the Registrant’s registration statement on Form N-1A (File Nos. 333-195493, 811-22961) on October 17, 2014, is hereby incorporated by reference.

		(i)	Amended Schedule I to the Distribution Plan, previously filed as Exhibit (m)(1)(i) with PEA 633 on July 23, 2026.

(n)	Rule 18f-3 Plan — Not applicable.

(o)	Reserved.

(p)	Code of Ethics.

(1)
EA Series Trust - Code of Ethics, previously filed as Exhibit (p)(1) with Pre-Effective Amendment No. 2 to the Registrant’s registration statement on Form N-1A (File Nos. 333-195493, 811-22961) on October 17, 2014.

(2)	Empowered Funds, LLC - Code of Ethics, previously filed as Exhibit (p)(2) with PEA 397 on November 14, 2024.

(3)	3A Capital, LLC - Code of Ethics - To be filed by subsequent amendment.

(4)	Alpha Architect, LLC - Code of Ethics, previously filed as Exhibit (p)(36) with PEA 364 on August 16, 2024.

(5)	Alpha Blue Capital Management LP - Code of Ethics, previously filed as Exhibit (p)(32) with PEA 318 on December 12, 2023.

(6)	ALPS Distributors, Inc. - Code of Ethics, previously filed as Exhibit (p)(42) with PEA 382 on October 1, 2024.

(7)	Altrius Capital Management, Inc. - Code of Ethics, previously filed as Exhibit (p)(7) with PEA 629 on June 26, 2026.

(8)	Amplius ETF Advisors, LLC - Code of Ethics, previously filed as Exhibit (p)(49) with PEA 473 on April 25, 2025.

(9)	Angel Oak Capital Advisors, LLC - Code of Ethics, previously filed as Exhibit (p)(27) with PEA 257 on August 4, 2023.

(10)	AOT Invest, LLC - Code of Ethics, previously filed as Exhibit (p)(18) with PEA 134 on June 22, 2022.

(11)	Argent Capital Management LLC - Code of Ethics, previously filed as Exhibit (p)(10) with PEA 615 on May 20, 2026.

(12)	Arin Risk Advisors, LLC - Code of Ethics, previously filed as Exhibit (p)(11) with PEA 615 on May 20, 2026.

(13)	ARS Investment Partners, LLC - Code of Ethics, previously filed as Exhibit (p)(55) with PEA 493 on May 30, 2025.

(14)	Avory & Co. — Code of Ethics, previously filed as Exhibit (p)(13) with PEA 567 on December 19, 2025.

(15)	Avos Capital Management, LLC — Code of Ethics, previously filed as Exhibit (p)(15) with PEA 579 on January 28, 2026.

(16)	Bastion Fiduciary, LLC - Code of Ethics, previously filed as Exhibit (p)(45) with PEA 443 on February 18, 2025.

(17)	Beacon Capital Management, Inc. - Code of Ethics, previously filed as Exhibit (p)(15) PEA 540 on September 26, 2025.

(18)	Bridges Capital, LLC – Code of Ethics, previously filed as Exhibit (p)(25) with PEA 228 on April 6, 2023.

(19)	Bridgeway Capital Management, LLC - Code of Ethics, previously filed as Exhibit (p)(19) with PEA 151 on August 11, 2022.

(20)	Burke Wealth Management LLC - Code of Ethics, previously filed as Exhibit (p)(19) with PEA 610 on May 11, 2026.

(21)	The Burney Company - Code of Ethics, previously filed as Exhibit (p)(21) with PEA 629 on June 26, 2026.

(22)	Cambria Investment Management, L.P. - Code of Ethics, previously filed as Exhibit (p)(36) with PEA 382 on October 1, 2024.

(23)	CapFinancial Partners, LLC dba CAPTRUST - Code of Ethics - to be filed by amendment.

(24)	Castellan Group, LLC - Code of Ethics, previously filed as Exhibit (p)(58) with PEA 501 on June 9, 2025.

(25)	CG Advisory Services - Code of Ethics - to be filed by amendment.

(26)	City Different Investments – Code of Ethics, previously filed as Exhibit (p)(22) with PEA 529 on September 10, 2025.

(27)	Cloverpoint, LLC - Code of Ethics, previously filed as Exhibit (p)(56) with PEA 505 on June 13, 2025.

(28)	Coastal Equity Management, LLC - Code of Ethics, previously filed as Exhibit (p)(37) with PEA 398 on November 19, 2024.

(29)	Concourse Capital Advisors, LLC - Code of Ethics, previously filed as Exhibit (p)(54) with PEA 499 on June 6, 2025.

(30)	Consilium Investment Management, LLC - Code of Ethics, previously filed as Exhibit (p)(28) with PEA 589 on March 6, 2026.

(31)	Dakota Wealth, LLC - Code of Ethics, previously filed as Exhibit (p)(57) with PEA 508 on June 20, 2025.

(32)	Dividend Assets Capital, LLC — Code of Ethics, previously filed as Exhibit (p)(27) with PEA 561 on December 1, 2025

(33)	Draco Evolution Corp. - Code of Ethics, previously filed as Exhibit (p)(34) with PEA 353 on June 26, 2024.

(34)	Euclidean Technologies Management, LLC - Code of Ethics, previously filed as Exhibit (p)(24) with PEA 228 on April 6, 2023.

(35)	Freedom Day Solutions, LLC - Code of Ethics, previously filed as Exhibit (p)(5) with PEA 67 on May 3, 2021.

(36)	Gadsden, LLC - Code of Ethics, previously filed as Exhibit (p)(36) with PEA 629 on June 26, 2026.

(37)	GuruFocus Investments, LLC - Code of Ethics, previously filed as Exhibit (p)(11) with PEA 99 on December 14, 2021.

(38)	Honeytree Investment Management Ltd. - Code of Ethics, previously filed as Exhibit (p)(31) with PEA 300 on November 1, 2023.

(39)	Humilis Investment Strategies, LLC - Code of Ethics, previously filed as Exhibit (p)(37) with PEA 611 on May 12, 2026.

(40)	Intelligent Alpha, LLC - Code of Ethics, previously filed as Exhibit (p)(8) with PEA 373 on September 10, 2024.

(41)	JLens - Code of Ethics, previously filed as Exhibit (p)(34) with PEA 405 on November 25, 2024.

(42)	Keating Investment Counselors, Inc. - Code of Ethics, previously filed as Exhibit (p)(33) with PEA 328 on February 9, 2024.

(43)	Kintra Investments, LLC (f/k/a McCarthy & Cox Retirement & Estate Specialists, LLC) - Code of Ethics, previously filed as Exhibit (p)(48) with PEA 444 on February 21, 2025.

(44)	Longnook Ventures, LLC - Code of Ethics - to be filed by amendment.

(45)	Madison Avenue Financial Solutions, LLC - Code of Ethics, previously filed as Exhibit (p)(25) with PEA 300 on November 1, 2023.

(46)	Manzil Inc. - Code of Ethics, previously filed as Exhibit (p)(38) with PEA 563 on December 4, 2025.

(47)	MarketDesk Indices, LLC - Code of Ethics, previously filed as Exhibit (p)(43) with PEA 615 on May 20, 2026.

(48)	Matrix Asset Advisors, Inc. - Code of Ethics, previously filed as Exhibit (p)(41) with PEA 419 on December 23, 2024.

(49)	Militia Investments, LLC - Code of Ethics, previously filed as Exhibit (p)(45) with PEA 418 on December 23, 2024.

(50)	MKAM ETF LLC – Code of Ethics, previously filed as Exhibit (p)(26) with PEA 229 on April 6, 2023.

(51)	Moonvest LLC - Code of Ethics, previously filed as Exhibit (p)(47) with PEA 591 on March 13, 2026.

(52)	Morgan Dempsey Capital Management LLC - Code of Ethics, previously filed as Exhibit (p)(51) with PEA 629 on June 26, 2026.

(53)	MRBL Management, LLC - Code of Ethics, previously filed as Exhibit (p)(40) with PEA 425 on January 15, 2025.

(54)	NextGen EMP, Inc. - Code of Ethics, previously filed as Exhibit (p)(43) with PEA 409 on December 6, 2024.

(55)	Ogard Capital Market Research, LLC dba BufferLABS – Code of Ethics, previously filed as Exhibit (p)(47) with PEA 534 on September 22, 2025.

(56)	Optimal Tax Asset Management, Inc. - Code of Ethics, previously filed as Exhibit (p)(53) with PEA 606 on May 4, 2026.

(57)	Orcam Financial Group, LLC - Code of Ethics, previously filed as Exhibit (p)(10) with PEA 86 on September 15, 2021.

(58)	Qualivian Investment Partners LP - Code of Ethics, previously filed as Exhibit (p)(57) with PEA 629 on June 26, 2026.

(59)	Rainwater Equity, LLC - Code of Ethics, previously filed as Exhibit (p)(52) with PEA 483 on May 9, 2025.

(60)	Relative Sentiment Technologies, LLC - Code of Ethics, previously filed as Exhibit (p)(15) with PEA 120 on May 13, 2022.

(61)	Research Affiliates, LLC - Code of Ethics, previously filed as Exhibit (p)(61) with PEA 507 on June 18, 2025.

(62)	Ritholtz Wealth Management - Code of Ethics, previously filed as Exhibit (p)(59) with PEA 608 on May 8, 2026.

(63)	Rock Creek Group, LLC - Code of Ethics, previously filed as Exhibit (p)(47) with PEA 441 on February 14, 2025.

(64)	Sapient Capital, LLC - Code of Ethics, previously filed as Exhibit (p)(55) with PEA 570 on January 9, 2026.

(65)	Sarmaya Partners, LLC - Code of Ethics, previously filed as Exhibit (p)(39) with PEA 433 on January 24, 2025.

(66)	Sequoia Financial Group, LLC - Code of Ethics - Filed Herewith.

(67)	Sepio Capital L.P. - Code of Ethics, previously filed as Exhibit (p)(21) with PEA 254 on July 21, 2023.

(68)	Significance Capital Management LLC - Code of Ethics, previously filed as Exhibit (p)(65) with PEA 618 on May 21, 2026.

	(69)	Smart Money Group, LLC - Code of Ethics, previously filed as Exhibit (p)(68) with PEA 629 on June 26, 2026.

	(70)	Sparkline Capital LP - Code of Ethics, previously filed as Exhibit (p)(7) with PEA 67 on June 23, 2021.

	(71)	Stance Capital, LLC - Code of Ethics, previously filed as Exhibit (p)(35) with PEA 357 on September 13, 2024.

	(72)	Stock Snips, Inc. - Code of Ethics, previously filed as Exhibit (p)(26) with PEA 342 on April 8, 2024.

	(73)	Strive Asset Management, LLC - Code of Ethics, previously filed as Exhibit (p)(20) with PEA 146 on August 4, 2022.

	(74)	Suncoast Equity Management, LLC - Code of Ethics, previously filed as Exhibit (p)(53) with PEA 482 on May 7, 2025.

	(75)	The Investment House, LLC - Code of Ethics - previously filed as Exhibit (p)(74) with PEA 628 on June 10, 2026.

	(76)	Towle & Co. - Code of Ethics, previously filed as Exhibit (p)(60) with PEA 513 on July 11, 2025.

	(77)	Variant Perception, LLC - Code of Ethics - previously filed as Exhibit (p)(64) with PEA 566.

	(78)	Warren Street Wealth Advisors – Code of Ethics, previously filed as Exhibit (p)(63) with PEA 537 on September 24, 2025.

	(79)	White Wolf Capital Advisors, LLC - Code of Ethics, previously filed as Exhibit (p)(23) with PEA 278 on October 3, 2023.

(q)	Other
	(1)	Power of Attorney, previously filed as Exhibit (q)(1) with PEA 493 on May 30, 2025.
Item 29. Persons Controlled By or Under Common Control with the Registrant:
None.
Item 30. Indemnification:
Under the terms of the Delaware Statutory Trust Act (“DSTA”) and the Registrant’s Agreement and Declaration of Trust (“Declaration of Trust”), no officer or trustee of the Registrant shall have any liability to the Registrant, its shareholders, or any other party for damages, except to the extent such limitation of liability is precluded by Delaware law, the Declaration of Trust or the By-Laws of the Registrant.
Subject to the standards and restrictions set forth in the Declaration of Trust, DSTA, Section 3817, permits a statutory trust to indemnify and hold harmless any trustee, beneficial owner or other person from and against any and all claims and demands whatsoever. DSTA, Section 3803 protects trustees, officers, managers and other employees, when acting in such capacity, from liability to any person other than the Registrant or beneficial owner for any act, omission or obligation of the Registrant or any trustee thereof, except as otherwise provided in the Declaration of Trust.
The Declaration of Trust provides that any person who is or was a Trustee, officer, employee or other agent, including the underwriter, of such Trust shall be liable to the Trust and its shareholders only for (1) any act or omission that constitutes a bad faith violation of the implied contractual covenant of good faith and fair dealing, or (2) the person’s own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person (such conduct referred to herein as Disqualifying Conduct) and for nothing else. Except in these instances and to the fullest extent that limitations of liability of agents are permitted by the DSTA, these Agents (as defined in the Declaration of Trust) shall not be responsible or liable for any act or omission of any other Agent of the Trust or any investment adviser or principal underwriter. Moreover, except and to the extent provided in these instances, none of these Agents, when acting in their respective capacity as such, shall be personally liable to any other person, other than such Trust or its shareholders, for any act, omission or obligation of the Trust or any trustee thereof.
The Trust shall indemnify, out of its property, to the fullest extent permitted under applicable law, any of the persons who was or is a party or is threatened to be made a party to any Proceeding (as defined in the Declaration of Trust) because the person is or was an Agent of such Trust. These persons shall be indemnified against any Expenses (as defined in the Declaration of Trust), judgments, fines, settlements and other amounts actually and reasonably incurred in connection with the Proceeding if the person acted in good faith or, in the case of a criminal proceeding, had no reasonable cause to believe that the conduct was unlawful. The termination of any Proceeding by judgment, order, settlement, conviction or plea of nolo contendere or its equivalent shall not in itself create a presumption that the person did not act in good faith or that the person had reasonable cause to believe that the person’s conduct was unlawful. There shall nonetheless be no indemnification for a person’s own Disqualifying Conduct.
Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with securities being registered, the Registrant may be required, unless in the opinion of its counsel the matter has been settled by controlling precedent, to submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 31. Business and Other Connections of Investment Adviser:
This Item incorporates by reference each investment adviser’s Uniform Application for Investment Adviser Registration (“Form ADV”) on file with the SEC, as listed below. Each Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov. Additional information as to any other business, profession, vocation or employment of a substantial nature engaged in by each officer and director of the below-listed investment advisers is included in the Trust’s Statement of Additional Information.

Investment Adviser	SEC File No.
3A Capital, LLC	801-136703
Alpha Architect, LLC	801-71697
Alpha Blue Capital Management, LP	801-128858
Altrius Capital Management, Inc.	801-63153
Amplius ETF Advisors, LLC	801-132157
Angel Oak Capital Advisors, LLC	801-70670
AOT Invest LLC	801-124742
Argent Capital Management LLC	801-55903
Arin Risk Advisors, LLC	801-70598
ARS Investment Partners, LLC	801-7566
Astoria Portfolio Advisors, LLC	801-119078
Avory & Co.	801-114763
Avos Capital Management, LLC	801-121167
Bastion Fiduciary, LLC	801-131510
Beacon Capital Management, Inc.	801-61249
Bridges Capital, LLC	801-127316

Investment Adviser	SEC File No.
Bridgeway Capital Management, LLC	801-44394
Burke Wealth Management LLC	801-135768
The Burney Company	801-10232
Cambria Investment Management, L.P.	801-71786
CapFinancial Partners, LLC dba CAPTRUST	801-62193
Castellan Group, LLC	801-119581
CG Advisory Services	801-67082
City Different Investments	801-120293
Cloverpoint, LLC	801-132860
Coastal Equity Management, LLC	801-131249
Concourse Capital Advisors, LLC	801-132824
Consilium Investment Management, LLC	801-63245
Dakota Wealth, LLC, dba Dakota Wealth Management	801-114097
Dividend Assets Capital, LLC	801-62643
Draco Evolution Corp.	801-129504
Empowered Funds, LLC	801-79835
Euclidean Technologies Management, LLC	801-72806
Freedom Day Solutions, LLC	801-66190
Gadsden, LLC	801-112416
GuruFocus Investments, LLC	801-122727
Honeytree Investment Management Ltd.	801-120880
Humilis Investment Strategies, LLC	801-134344
Intelligent Alpha	801-130980
JLens	801-131261
Keating Investment Counselors, Inc.	801-19820
Longnook Ventures, LLC	[ ]
Madison Avenue Financial Solutions, LLC	801-118936
Manzil Inc.	801-118747
MarketDesk Indices LLC	801-128530
Matrix Asset Advisors, Inc.	801-36872
Kintra Investments, LLC	801-128995
Militia Investments, LLC	801-131204
MKAM ETF LLC	801-127208
Moonvest LLC	801-135318
Morgan Dempsey Capital Management, LLC	801-48064
MRBL Management, LLC	801-131498
NextGen EMP, Inc.	801-131531
Optimal Tax Asset Management, Inc.	801-135549
Orcam Financial Group, LLC d/b/a Discipline Funds	801-121561
Qualivian Investment Partners LP	801-136303
Rainwater Equity, LLC	801-132135
Relative Sentiment Technologies, LLC	801-123211
Research Affiliates, LLC	801-61153
Ritholtz Wealth Management	801-78479
Rock Creek Group LLC	801-61844
Sapient Capital, LLC	801-127298
Sarmaya Partners, LLC	801-131861

Investment Adviser	SEC File No.
Sepio Capital L.P.	801-108889
Sequoia Financial Group, LLC	801-61089
Significance Capital Management LLC	801-136290
Smart Money Group, LLC	801-107979
Sparkline Capital LP	801-121161
Stance Capital, LLC	801-120103
Stock Snips, Inc.	801-129682
Strive Asset Management, LLC	801-125907
Suncoast Equity Management, LLC	801-62262
Ogard Capital Market Research, LLC dba BufferLABS	801-134261
The Investment House, LLC	801-76547
Towle & Co.	801-16622
Variant Perception, LLC	801-134755
Warren Street Wealth Advisors	801-117597
White Wolf Capital Advisors, LLC	801-120718
Item 32. PINE Distributors LLC
(a) PINE Distributors LLC acts as the distributor for the Registrant and the following investment companies*:
•Crossmark ETF Trust
•Hamilton Lane Private Secondary Fund
•Hamilton Lane Venture Capital and Growth Fund
•Keystone Private Income Fund
•Listed Funds Trust
•Manager Directed Portfolios Trust
•Series Portfolios Trust
•THOR Financial Technologies Trust
•Truth Social Funds Listed Funds Trust

*    Information provided as of December 1, 2025.
(b) To the best of Registrant’s knowledge, as of December 1, 2025, the directors and executive officers of PINE Distributors LLC, are as follows:

Name*	Position with Underwriter	Position with Registrant
Mark Fairbanks	President	N/A
Alexander Woodcock	Senior Vice President, Principal Financial Officer	N/A
Susan Moscaritolo	Vice President, Chief Compliance Officer	N/A
Daryn Levesque	Vice President, Chief Operating Officer	N/A
*    The principal business address for each of the above directors and executive officers is 501 S. Cherry St., Suite 610, Denver, CO 80246.

(c)	Not applicable.
Item 33. Location of Accounts and Records:
Information regarding the books and other documents required to be maintained by Section 31(a) of the 1940 Act, and the rules promulgated thereunder, are provided in the Registrant’s most recent report on Form N-CEN.
Item 34. Management Services:
None.

Item 35. Undertakings:
None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment (this “Amendment”) to its Registration Statement on Form N-1A under rule 485(b) under the Securities Act and has duly caused this Amendment to be signed below on its behalf by the undersigned, duly authorized in the Village of Bayside, State of Wisconsin, on August 12, 2026.

EA SERIES TRUST

By: /s/ Michael D. Barolsky
Michael D. Barolsky
Vice President & Secretary

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities indicated and on August 12, 2026.

Signature	Title

*Wesley R. Gray	Trustee and President (principal executive officer)
Wesley R. Gray

*Sean R. Hegarty	Treasurer (principal financial officer)
Sean R. Hegarty

*Daniel Dorn	Trustee
Daniel Dorn

*Michael Pagano	Trustee
Michael Pagano

*Emeka Oguh	Trustee
Emeka Oguh

*By:	/s/ Michael D. Barolsky
Michael D. Barolsky
Attorney-in-Fact
* (Pursuant to Power of Attorney previously filed with Post-Effective Amendment No. 493 to the Registrant’s registration statement on May 30, 2025.)

 EXHIBIT INDEX

Exhibit No.	Description
(d)(66)(A)	Amended Schedule A
(h)(4)(i)(A)	Amended Appendix A
(h)(4)(xiii)	SPDR Series Trust - Fund of Funds Investment Agreement
(h)(4)(xiii)(A)	First Amendment
(i)	Opinion and Consent of Counsel
(j)	Consent of Independent Registered Public Accounting Firm
(p)(66)	Sequoia Financial Group, LLC - Code of Ethics